OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco High Yield Municipal Fund
Nasdaq: A: ACTHX ¡ B: ACTGX ¡ C: ACTFX ¡ Y: ACTDX ¡ R5: ACTNX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

42 Financial Statements

44 Notes to Financial Statements

50 Financial Highlights

51 Fund Expenses

52 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.90%
Class B Shares	0.91
Class C Shares	0.54
Class Y Shares	1.03
Class R5 Shares	1.03
Custom Invesco High Yield Municipal Index▼ (Broad Market Index)	-2.13
S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index■ (Style-Specific Index)	-1.62

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.

The S&P Municipal Bond High Yield Index consists of bonds in the S&P Municipal Bond Index that are not rated or are below investment grade.

    The Custom Invesco High Yield Municipal Index is designed to measure the performance of a hypothetical allocation, which consists of an 80% weight in bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade and a 20% weight in bonds that are rated investment grade.

    S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.96%
10 Years	4.28
5 Years	5.37
1 Year	1.23

Class B Shares
Inception (7/20/92)	5.48%
10 Years	4.33
5 Years	5.97
1 Year	0.75

Class C Shares
Inception (12/10/93)	4.76%
10 Years	3.94
5 Years	5.51
1 Year	4.00

Class Y Shares
Inception (3/1/06)	5.03%
5 Years	6.55
1 Year	6.02

Class R5 Shares
10 Years	5.42%
5 Years	6.77
1 Year	6.01

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 Shares shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.95%
10 Years	4.28
5 Years	5.93
1 Year	1.86

Class B Shares
Inception (7/20/92)	5.46%
10 Years	4.34
5 Years	6.53
1 Year	1.47

Class C Shares
Inception (12/10/93)	4.74%
10 Years	3.95
5 Years	6.07
1 Year	4.59

Class Y Shares
Inception (3/1/06)	4.95%
5 Years	7.13
1 Year	6.63

Class R5 Shares
10 Years	5.44%
5 Years	7.37
1 Year	6.63

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.93%, 0.93%, 1.67%, 0.68% and 0.68%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year.

The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, econo-mists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.83%
Alabama–2.48%
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(a)	5.00%	01/01/42	$12,750	$14,079,315
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/36	4,400	4,760,492
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	13,202,398
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,701,233
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,888,938
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	6,940	6,998,504
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(b)(c)	6.50%	10/01/38	7,000	4,898,740
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS–AGM)(b)(c)	6.60%	10/01/42	11,700	8,130,096
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts.(c)	7.75%	10/01/46	96,055	65,000,419
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.50%	10/01/39	27,640	18,788,843
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.90%	10/01/50	54,400	36,232,576
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(d)	6.95%	01/01/20	3	0
				179,681,554

Alaska–0.02%
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB(e)	0.00%	06/01/46	27,225	827,368
Series 2006 C, Second Sub. Asset-Backed CAB RB(e)	0.00%	06/01/46	20,860	603,480
				1,430,848

American Samoa–0.14%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/35	9,845	9,848,544

Arizona–2.93%
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	17,834,992
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/34	3,695	3,705,235
Series 2014, Ref. RB	5.75%	11/15/40	6,015	6,098,067
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	2,850	2,990,135
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.75%	07/01/44	5,250	5,873,280
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,862,490
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(a)	5.00%	07/01/22	3,500	3,888,185
Series 2008 A, Sr. Lien Airport RB(a)	5.00%	07/01/24	5,000	5,544,150
Series 2008 A, Sr. Lien Airport RB(a)	5.00%	07/01/26	5,000	5,529,350
Series 2009 A, Jr. Lien Water System RB(a)	5.00%	07/01/27	8,935	10,052,143
Series 2009 A, Jr. Lien Water System RB(a)	5.00%	07/01/28	6,785	7,589,362
Series 2009 A, Jr. Lien Water System RB(a)	5.00%	07/01/29	5,500	6,155,545
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,180,002
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,239,155
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.); Series 2006, Education Facility RB	6.25%	06/01/26	4,225	4,302,106
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB(g)(h)	7.00%	01/01/16	16,000	16,684,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	$2,120	$2,232,275
Series 2008 A, Education Facilities RB	7.25%	12/01/38	3,285	3,441,629
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/44	3,000	3,117,540
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/43	250	242,408
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,839,429
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,703,538
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB(f)(i)	5.60%	12/01/22	2,000	2,034,260
Series 2006, Water & Wastewater RB(f)(i)	5.75%	12/01/32	7,120	7,226,871
Series 2007, Water & Wastewater RB(i)	6.55%	12/01/37	990	1,007,216
Series 2008, Water & Wastewater RB(i)	7.50%	12/01/38	12,235	12,823,381
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB(g)(h)	8.50%	07/01/19	1,685	2,081,936
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,896,801
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,534,551
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,690	2,713,457
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,834,755
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	542,340
Series 2006, Ref. Education RB	6.00%	06/01/36	830	836,964
Series 2010, Education RB	6.10%	06/01/45	1,400	1,456,308
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB(d)	7.00%	09/01/35	5,092	3,309,902
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,077,573
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	4,098,158
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	5,068,183
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(f)	7.13%	07/01/27	1,827	1,829,868
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	318	318,312
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/42	2,700	2,924,154
Series 2012 A, Ref. RB	6.25%	12/01/46	4,100	4,432,920
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School — Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/33	3,000	3,206,250
Series 2013, Education RB	6.00%	07/01/43	3,625	3,896,150
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013 B, Ref. MFH RB	6.00%	11/01/45	4,435	2,985,376
University Medical Center Corp.;
Series 2009, Hospital RB(g)(h)	6.25%	07/01/19	1,650	1,960,893
Series 2009, Hospital RB(g)(h)	6.50%	07/01/19	2,100	2,515,296
Series 2011, Hospital RB(g)(h)	6.00%	07/01/21	2,600	3,221,660
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,971,902
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	3,305	3,330,647
				212,241,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–13.75%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	$6,000	$6,431,278
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	4,340	4,631,472
Bakersfield (City of); Series 2007 A, Wastewater RB(a)(g)(h)	5.00%	09/15/17	14,990	16,332,654
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(a)(g)(h)	5.13%	04/01/19	22,295	25,570,804
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, CAB RB(e)	0.00%	06/01/46	25,000	2,460,250
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(a)	5.25%	04/01/40	6,255	8,361,496
Series 2012 U-2, Ref. RB(a)	5.00%	10/01/32	8,745	11,096,268
Series 2014 U-6, RB(a)	5.00%	05/01/45	15,000	19,766,100
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,567,448
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	2,016,098
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(f)	6.63%	01/01/32	1,000	1,079,880
Series 2012, RB(f)	6.88%	01/01/42	1,500	1,631,430
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(f)	6.13%	07/01/38	2,860	2,972,884
Series 2008 B, Educational Facility RB(f)	6.13%	07/01/43	2,000	2,075,160
Series 2008 B, Educational Facility RB(f)	6.13%	07/01/48	3,840	3,973,901
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(f)	6.00%	07/01/38	1,170	1,215,478
Series 2008 A, Educational Facility RB(f)	6.13%	07/01/48	2,415	2,505,683
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,129,340
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,250	7,547,903
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,601,276
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(i)	5.00%	07/01/37	13,500	14,370,075
Series 2012, Water Furnishing RB(f)(i)	5.00%	11/21/45	22,210	23,389,573
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/48	3,000	3,399,330
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	5,101,150
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,205,520
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	8,000	8,061,440
Series 2011, RB	7.25%	11/01/31	1,500	1,739,100
Series 2011, RB	7.50%	11/01/41	5,500	6,440,775
Series 2014 A, RB	6.13%	11/01/33	1,560	1,689,402
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation —Irvine, L.L.C. — University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,453,750
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,643,712
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	3,500	3,499,720
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	1,285	1,321,738
Series 2007, RB	5.63%	06/01/33	4,940	5,010,247
Series 2010, RB	7.50%	06/01/42	1,680	1,848,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(f)	7.00%	11/15/29	$1,745	$2,038,666
Series 2009, Senior Living RB(f)	7.25%	11/15/41	3,500	4,076,625
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	4.75%	10/01/19	705	705,895
Series 2012, RB	6.00%	10/01/42	2,895	3,108,564
Series 2012, RB	6.00%	10/01/47	1,785	1,912,877
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	15,000	14,999,250
Series 2006 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/46	181,950	17,985,757
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(e)	0.00%	06/01/33	17,475	4,869,409
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	9,380	7,936,324
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	3,019,160
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,747,920
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,206,863
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/46	227,175	45,341,858
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,680,831
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,235	1,330,762
Series 2008, Special Tax RB	6.75%	09/01/28	2,550	2,736,941
Series 2008, Special Tax RB	6.88%	09/01/38	4,440	4,786,675
Foothill-Eastern Transportation Corridor Agency;
Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	10,750	12,721,012
Series 2014 A, Ref. Conv. Toll Road CAB RB(c)	6.85%	01/15/42	5,000	3,763,950
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(b)(e)	0.00%	01/15/36	65,000	27,294,150
Series 2014 A, Ref. Toll Road CAB RB (INS–AGM)(b)(e)	0.00%	01/15/37	20,000	8,014,400
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/49	20,000	23,426,400
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	34,310	32,747,179
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	33,870	28,793,226
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	44,490	34,885,054
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	34,000	29,221,980
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	47,000	38,771,240
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	3,099,540
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS–SGI)(b)	5.00%	09/01/37	3,395	3,444,635
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,020	3,988,242
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(e)	0.00%	06/01/36	113,085	21,748,507
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(e)	0.00%	06/01/57	32,090	319,616
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP(c)	6.05%	08/01/42	9,000	6,704,730
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	495	503,425
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB(a)	5.00%	07/01/43	66,530	75,418,408
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	6.50%	03/01/28	5,515	6,129,261
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	990	992,594
Series 2004 B, Special Tax RB	6.00%	09/01/34	1,985	1,988,573
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,931,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	$3,615	$3,619,302
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,027,280
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,973,628
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	7,000	7,917,420
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,057,100
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,395,416
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/36	7,650	3,021,750
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/37	13,130	4,940,031
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/38	13,515	4,846,614
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/39	13,895	4,753,896
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/40	14,280	4,660,278
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/41	14,080	4,381,978
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	20,980	25,527,835
Series 2011, RB	8.00%	12/01/31	9,875	12,396,680
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(c)	5.25%	07/01/42	10,000	5,053,400
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,133,950
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,143,980
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB(e)	0.00%	08/01/36	5,710	1,855,807
Series 2013 C, Special Tax CAB RB(e)	0.00%	08/01/38	2,000	567,980
Series 2013 C, Special Tax CAB RB(e)	0.00%	08/01/43	17,000	3,566,090
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds(g)(h)	7.20%	08/01/17	13,000	14,647,230
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/50	11,000	11,581,350
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	7,000	7,558,600
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/49	13,000	13,874,510
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(i)	6.40%	12/01/41	14,123	14,127,943
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,003,800
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,633,998
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,102,280
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(b)(c)	6.75%	02/01/52	7,500	4,186,425
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(e)	0.00%	06/01/36	10,000	2,302,200
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB(j)	6.15%	12/01/43	4,400	2,112,044
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/45	18,085	545,986
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/46	18,085	518,859
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/47	18,085	450,136
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/48	18,085	419,391
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/49	18,085	383,221
Series 2008 A, Tax Allocation CAB RB(e)	0.00%	12/01/50	18,085	356,094
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	708,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(e)	0.00%	06/01/46	$35,000	$832,650
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB(e)	0.00%	06/01/46	27,200	560,864
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(e)	0.00%	06/01/46	47,000	901,460
Series 2006 A-1, Sr. RB	4.75%	06/01/25	5	5,000
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	21,715	18,814,745
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	8,205	6,880,795
University of California; Series 2014 AM, RB(a)	5.00%	05/15/44	34,545	38,955,706
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,015	4,049,810
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/43	11,855	2,661,566
Series 2013 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/44	12,475	2,634,471
Series 2013 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/47	14,550	2,550,761
Series 2013 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/48	7,000	1,152,270
Series 2013 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/49	15,715	2,428,910
Series 2013 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/52	37,560	4,797,163
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,062,088
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,883,365
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,803,546
				994,860,703

Colorado–4.28%
Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,943	1,943,447
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds(g)(h)	6.13%	12/01/15	1,275	1,293,870
Series 2005 A, Limited Tax GO Bonds(g)(h)	6.25%	12/01/15	3,510	3,563,879
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	3,890	3,685,464
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds(d)	7.00%	12/01/23	60	18,002
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/43	1,250	1,285,238
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(f)	6.13%	12/15/35	2,645	2,669,122
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,195	3,065,443
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,703,724
Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,032,690
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,615,784
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,579,155
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB(g)(h)	5.88%	10/01/17	2,500	2,764,050
Series 2007, Charter School RB(g)(h)	6.00%	10/01/17	1,635	1,811,907
Series 2008 A, Charter School RB(g)(h)	7.25%	10/01/18	500	594,135
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(f)	6.75%	04/01/40	1,790	1,848,086
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(f)	8.25%	11/01/39	2,855	3,177,415
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,287,635)(f)	5.75%	05/15/37	2,380	1,895,979
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(g)(h)	7.40%	12/01/18	2,000	2,403,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB(f)	5.38%	07/01/44	$1,350	$1,418,648
Series 2014, Ref. & Improvement Charter School RB(f)	5.50%	07/01/49	1,600	1,678,144
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,388,880
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	9,355	9,491,302
Series 2011, RB	6.38%	01/01/41	1,615	1,743,683
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(a)	5.00%	01/01/44	21,000	23,226,840
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,775,488
Series 2010 A, RB	6.25%	11/15/40	4,750	5,220,488
Series 2011, RB	5.75%	11/15/31	1,000	1,085,820
Series 2011, RB	6.00%	11/15/40	1,195	1,302,920
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	800,096
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	3,242,722
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,642,585
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	13,935	15,735,402
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB(d)	7.00%	12/01/29	18,500	16,313,485
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	1,007,900
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	9,044,100
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds(g)(h)	6.00%	12/01/15	589	597,688
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax Floating Rate GO Bonds(k)	5.00%	12/01/37	2,630	2,245,915
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB(i)	5.25%	10/01/32	17,110	17,701,493
Series 2007 A, Ref. Special Facilities Airport RB(i)	5.75%	10/01/32	11,400	11,888,262
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(l)	3.38%	12/01/32	4,500	2,250,270
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,258	5,769,498
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	985	1,085,372
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,832	2,836,276
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds(l)	2.76%	12/01/25	2,220	1,367,653
Series 2005 A, Limited Tax GO Bonds(l)	2.81%	12/01/35	4,000	2,419,000
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,330	975,036
Lafayette (City of) (Rocky Mountain Instrument); Series 1998 A, IDR(i)	7.00%	10/01/18	2,885	2,714,237
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,558	1,329,036
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds(g)(h)	6.13%	12/01/17	6,250	6,970,375
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds(g)(h)	6.20%	12/01/17	5,550	6,198,962
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,230	6,324,571
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,534
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,424
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,208,184
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,546,145
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(l)	1.80%	12/01/34	1,500	398,295
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds(g)(h)	6.13%	12/01/15	4,500	4,566,915
Series 2005, Limited Tax GO Bonds(g)(h)	6.25%	12/01/15	5,000	5,075,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/38	$35,125	$46,334,792
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	972,180
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	394,760
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,712	4,673,739
University of Colorado; Series 2014 A, Enterprise RB(a)	5.00%	06/01/46	16,835	18,947,287
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(e)(j)	0.00%	12/01/40	1,000	633,880
				309,597,102

Connecticut–0.28%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(d)(f)	5.13%	10/01/36	4,405	1,741,825
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,780	2,933,567
Series 2009 A, RB	7.75%	01/01/43	9,495	9,913,920
Series 2009 C, RB(g)	7.25%	01/01/16	2,000	2,011,220
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,560,190
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/1999; Cost $431,106)(f)	7.20%	12/01/18	465	468,343
				20,629,065

Delaware–0.09%
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,405,431
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,631,155
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(i)	6.25%	06/01/28	3,805	3,806,408
				6,842,994

District of Columbia–1.56%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,168,760
Series 2011, RB	6.63%	03/01/41	5,150	5,636,057
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,166,970
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,305,010
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	12,285	11,680,087
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(g)(h)	6.38%	10/01/19	2,000	2,415,180
Series 2009, Hospital RB(g)(h)	6.50%	10/01/19	5,000	6,062,850
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(e)	0.00%	06/15/55	60,320	567,008
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB(a)	5.00%	10/01/44	27,000	30,293,730
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(a)	5.00%	12/01/25	16,165	18,485,647
Series 2014 C, Unlimited Tax GO Bonds(a)	5.00%	06/01/38	21,000	23,863,980
				112,645,279

Florida–7.48%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	10,716,195
Series 2007, IDR	5.88%	11/15/42	20,365	20,784,315
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/44	2,500	2,753,275
Series 2014, RB	6.38%	11/15/49	5,250	5,824,087
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,244,190
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	3,096,550
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,472,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/31	$3,000	$3,527,220
Series 2011 A, RB	8.13%	11/15/41	11,200	13,186,768
Series 2011 A, RB	8.13%	11/15/46	6,000	7,049,520
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/36	5,663	5,664,489
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	2,820	2,823,553
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	2,440	2,440,952
Series 2002, Special Assessment RB	7.50%	05/01/34	4,170	4,172,043
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(a)(b)	5.00%	09/01/24	7,555	7,887,722
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(a)(b)	5.00%	09/01/25	7,910	8,258,356
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(d)	7.88%	05/01/38	4,900	1,469,216
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Senior Housing RB(f)	6.00%	07/01/45	4,000	4,023,200
Series 2015, Ref. Senior Housing RB(f)	6.00%	07/01/50	3,750	3,751,012
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,628,670
Capital Trust Agency (Million Air One LLC); Series 2011, RB(i)	7.75%	01/01/41	14,300	13,647,348
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	660	665,260
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	1,685	1,666,381
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(f)	8.13%	05/15/44	5,560	6,570,919
Series 2014 A, Continuing Care Community RB(f)	8.25%	05/15/49	44,570	52,885,425
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB(f)	6.88%	05/15/21	8,350	8,377,555
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(f)	6.50%	05/15/20	5,000	5,007,400
Series 2015, Continuing Care Community RB(f)	5.25%	05/15/22	7,000	7,007,630
Series 2015 A, Continuing Care Community RB(f)	5.50%	05/15/25	345	347,836
Series 2015 A, Continuing Care Community RB(f)	6.25%	05/15/35	875	881,921
Series 2015 A, Continuing Care Community RB(f)	6.50%	05/15/49	3,000	3,023,430
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	90	92,541
Series 2001 B, Special Assessment RB	8.38%	05/01/17	70	71,976
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	2,105,560
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(g)(h)	7.25%	10/01/21	14,000	18,332,720
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB(j)	6.00%	05/15/36	2,130	1,363,243
Series 2007 A, RB(j)	6.13%	05/15/37	1,855	1,187,237
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/32	4,250	4,320,507
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,314,260
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,885,256
Series 2012, RB	7.00%	10/01/26	125	139,423
Series 2012, RB	7.25%	10/01/41	595	664,115
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB(g)(i)	6.61%	07/01/28	9,295	8,854,324
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(d)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB(d)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB(d)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB(c)	6.75%	05/01/39	29,070	4,892,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	$2,420	$2,435,367
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	330	329,947
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(g)(h)	8.00%	08/15/19	1,000	1,272,140
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB(f)	6.25%	09/01/27	10,500	11,136,615
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,250	1,255,112
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/43	2,250	2,369,182
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB(d)	5.50%	05/01/38	1,000	399,960
Series 2007 B, Special Assessment RB(d)	5.25%	05/01/13	1,940	775,942
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,736,025
Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,823,261
Series 2012, Ref. RB	6.50%	10/01/47	10,000	11,149,800
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/32	1,880	1,988,796
Series 2012, IDR	5.75%	06/15/42	3,210	3,405,617
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,100	7,099,219
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	07/01/30	15,210	16,537,377
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGC)(a)(b)(i)	5.25%	10/01/33	16,500	18,081,195
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	578,725
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	287,928
Miami-Dade (County of) School Board;
Series 2008 B, COP(a)(g)(h)	5.25%	05/01/18	5,000	5,573,450
Series 2008 B, COP(a)(g)(h)	5.25%	05/01/18	10,000	11,146,900
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS–NATL)(b)(e)	0.00%	10/01/40	10,070	2,710,139
Series 2009, Sub. Special Obligation CAB RB(e)	0.00%	10/01/35	12,000	4,914,720
Series 2009, Sub. Special Obligation CAB RB(e)	0.00%	10/01/42	42,215	11,224,546
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,872,290
Series 2004 A, Ref. RB	5.75%	08/15/18	2,375	2,320,256
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,480	1,487,074
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,007,080
Series 2007, First Mortgage RB	5.50%	07/01/32	6,750	6,926,850
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,631,929
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,645	1,645,905
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,435	3,440,702
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	710	711,179
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	190	190,315
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	710	711,179
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	275	275,457
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(a)	5.00%	11/01/39	20,305	22,596,216
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(m)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	405	405,203
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	515	509,670
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	2,750	3,185,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	$4,365	$3,674,588
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,485	1,292,678
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	432,712
Series 2011 A, RB	7.13%	09/15/41	3,250	3,553,907
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,522,523
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	2,820	2,822,623
Reunion East Community Development District;
Series 2002 A-2, Special Assessment RB(j)	7.38%	05/01/33	145	1
Series 2005, Special Assessment RB(d)	5.80%	05/01/36	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/33	165	162,682
Series 2015-2, Special Assessment RB	6.60%	05/01/36	2,255	2,228,459
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(f)	5.50%	10/01/24	5,350	5,664,740
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,265	4,178,207
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,255	2,122,654
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care Floating Rate RB(k)	5.38%	01/01/49	11,363	3,963,240
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	4,000	4,450,840
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB(g)(h)	6.25%	11/15/19	150	181,283
Series 2009 A, Ref. RB(g)(h)	6.50%	11/15/19	1,000	1,218,780
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,157,220
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,520	4,858,729
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)(b)	6.00%	10/01/29	13,440	17,878,291
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	10,345	9,793,922
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(j)	6.80%	05/01/39	4,895	1,959,028
Turnbull Creek Community Development District; Series 2006, Special Assessment RB	5.25%	05/01/37	3,245	2,984,946
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,740	2,771,729
Waterlefe Community Development District; Series 2001, Golf Course RB(d)	8.13%	10/01/25	2,645	179,305
West Villages Improvement District; Series 2007, Special Assessment RB(d)	5.50%	05/01/38	8,800	8,653,744
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,380	2,400,587
				541,335,780

Georgia–1.37%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/33	3,950	4,333,624
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	8,740,960
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	13,875,960
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,716,920
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(a)	5.00%	11/01/40	37,555	42,402,599
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/29	4,500	5,542,965
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,410,650
Series 2010, RAC	6.13%	09/01/40	6,510	7,072,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(i)	6.13%	01/01/34	$9,615	$9,836,434
				98,932,576

Hawaii–0.38%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,066,538
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	8,194,105
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS–FGIC)(b)(i)	4.65%	03/01/37	4,210	4,335,837
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(a)(g)(h)	5.25%	04/01/19	12,000	13,765,560
				27,362,040

Idaho–0.43%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000)(d)(f)(i)	7.50%	11/01/24	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/44	4,000	4,262,400
Series 2014 A, RB	8.13%	10/01/49	9,000	9,633,870
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/22	2,140	2,142,611
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,557,024
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,070,260
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	777,772
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-profit Facilities RB(f)	6.75%	07/01/28	79	77,221
Series 2014 A, Ref. Non-profit Facilities RB(f)	6.75%	07/01/36	526	508,760
Series 2014 A, Ref. Non-profit Facilities RB(f)	6.75%	07/01/48	1,061	1,012,504
Series 2014 B, Ref. Non-profit Facilities CAB RB(e)(f)	0.00%	07/01/49	9,112	718,218
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	821,832
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,647,529
				31,230,077

Illinois–10.58%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	2,020	2,014,849
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,515	3,176,892
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,075	2,216,536
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,145	3,373,704
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	5,083,800
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	2,007,060
Bolingbrook (Village of);
Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	4,345,200
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	5,980,500
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	2,575	2,649,134
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,540	2,595,626
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB(f)	6.25%	09/01/45	4,000	4,000,000
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	4,910	5,048,118
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/26	2,550	1,841,610
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,197	3,212,122
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/33	14,000	14,893,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds(a)	5.00%	12/01/44	$21,000	$23,540,160
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(a)	5.25%	12/01/49	27,000	28,727,190
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/34	2,645	2,462,786
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/32	2,150	2,040,995
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/33	3,000	2,814,870
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/34	2,160	2,011,198
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/37	2,250	2,069,798
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	3,725	3,403,644
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	2,500	2,314,800
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	1,500	1,364,430
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	2,405	2,226,838
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	375	347,220
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	400	363,848
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/40	10,500	8,950,200
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	1,000	1,067,960
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/25	9,700	10,400,340
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/25	9,185	9,848,157
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,500	3,101,595
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/33	3,250	2,966,405
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/34	4,440	4,134,128
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/35	2,000	1,851,840
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/39	2,500	2,291,175
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,610,500
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(d)(f)	5.50%	03/01/17	3,439	687,938
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/42	3,319	3,144,918
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	40	40,344
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,501,909
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	1,587	1,343,867
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	660	710,365
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	8,570,720
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB(g)(h)	5.75%	05/15/17	2,130	2,317,035
Series 2007, Ref. RB(g)(h)	5.75%	05/15/17	1,080	1,174,835
Series 2007, Ref. RB	5.75%	05/15/26	3,445	3,535,190
Series 2007, Ref. RB	5.75%	05/15/31	1,745	1,785,484
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/27	2,880	2,782,426
Series 2012 A-2, RB	7.00%	11/15/27	2,745	2,687,437
Series 2012 A-3, RB	7.00%	11/15/17	710	710,227
Series 2012 B, Ref. Sub. Floating Rate RB(k)	6.00%	11/15/52	9,584	6,126,702
Series 2012 C-1, Ref. Sub. RB(e)	0.00%	11/15/52	3,902	134,461
Series 2012 C-2, Ref. Sub. Conv. RB(n)	4.00%	11/15/52	780	213,562
Series 2012 C-3, Ref. Sub. Conv. RB(n)	4.00%	11/15/52	780	134,211
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB(d)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB(d)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB(d)(e)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	840	842,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Collegiate Housing Foundation — DeKalb II, LLC — Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	$7,000	$8,093,960
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(d)	6.13%	08/15/28	1,000	750
Series 2008 A, Ref. RB(d)	6.25%	08/15/35	3,500	2,625
Series 2008 A, Ref. RB(d)	6.25%	08/15/40	5,500	4,125
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	1,000,040
Series 2005 A, RB	5.63%	02/15/37	9,625	9,615,760
Series 2010, RB	7.13%	02/15/39	1,710	1,825,032
Series 2010, RB	7.25%	02/15/45	8,900	9,522,288
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,386,769
Series 2010 A, RB	8.00%	02/15/28	3,000	3,071,610
Series 2010 A, RB	8.13%	02/15/40	14,440	15,294,559
Series 2010 A, RB	8.25%	02/15/46	28,435	30,185,743
Series 2010 C-2, TEMPS-65SM RB	6.75%	02/15/16	1,465	1,467,036
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,370
Series 2006 A, RB	6.00%	08/15/26	3,850	3,902,783
Series 2006 A, RB	6.00%	08/15/39	10,460	10,552,676
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,304,140
Series 2012, Ref. RB	5.75%	05/15/46	1,500	1,584,630
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.40%	05/15/38	60	60,004
Series 2006 A, RB	5.75%	05/15/38	3,030	3,057,331
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	21,152,800
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	3,750	4,152,712
Series 2008, RB	7.75%	09/15/38	8,280	9,508,007
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,700	1,017,280
Series 2010 A, RB	8.13%	05/15/40	9,770	5,846,368
Series 2010 A, RB	8.25%	05/15/45	27,155	16,249,552
Series 2010 D-1, TEMPS-75SM RB	7.25%	08/15/16	8,230	4,924,832
Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	495	296,208
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	12,210	13,335,884
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	10,600	10,669,748
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,542,016
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/34	750	777,000
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/45	1,500	1,538,040
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(g)(h)	7.25%	11/01/18	24,235	28,894,906
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,299,300
Series 2009, RB(g)(h)	6.88%	08/15/19	21,875	26,747,000
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	507,130
Series 2005 A, RB	6.13%	11/15/25	1,100	1,110,450
Series 2005 A, RB	6.25%	11/15/35	1,500	1,507,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	$1,905	$1,910,391
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	5,500	5,518,865
Series 2005 A, RB	6.00%	05/15/37	19,685	19,689,528
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,006,690
Series 2006 A, RB	5.88%	02/15/38	1,500	1,506,555
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,270	3,650,007
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,124,810
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(a)	5.25%	10/01/52	27,000	30,028,860
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2003 A-1, RB(d)	6.90%	11/15/33	8,750	8,794,012
Series 2015, Ref. RB	6.13%	11/15/35	9,855	9,890,971
Series 2015, Ref. RB	6.38%	11/15/43	9,700	9,734,920
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(i)	5.05%	08/01/29	1,320	1,338,071
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB(a)	5.50%	06/15/50	18,000	18,431,460
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(b)(f)	6.20%	06/15/18	2,452	2,484,607
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(a)	5.50%	01/01/33	29,000	31,642,480
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,305	3,568,111
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000)(f)(j)	5.75%	12/30/25	1,800	982,476
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,227	4,317,077
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	4,765	4,621,621
Series 2011, RB	8.50%	06/01/41	3,290	3,645,814
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB(g)(h)	6.00%	03/01/16	8,240	8,640,711
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(j)	5.80%	03/01/37	5,615	1,916,119
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB(i)	6.00%	12/01/41	1,250	1,255,338
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	20,056,256
Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(b)	8.00%	06/01/17	2,095	2,269,136
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	740,976
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,719,140
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,380	1,405,309
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	1,935	1,938,831
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,640	1,640,771
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB(l)	3.90%	01/01/26	3,045	1,827,091
Series 2007, Business District RB(l)	3.90%	01/01/27	285	171,014
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(d)	6.25%	03/01/35	5,408	2,948,279
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,662	2,638,468
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,055	4,097,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(i)	6.10%	12/01/41	$3,800	$3,831,160
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,137,820
Series 2010, RB	7.25%	11/15/40	3,200	3,418,848
Series 2010, RB	7.38%	11/15/45	1,700	1,814,308
Series 2012, RB	6.00%	05/15/42	6,410	6,486,343
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,670	3,689,451
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,408,465
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,920,101
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	7,600	7,602,812
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(i)	7.00%	12/01/42	2,955	3,085,493
				765,848,075

Indiana–2.45%
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	1,550	1,743,455
Series 2012 A, RB	7.00%	11/15/32	2,980	3,304,284
Series 2012 A, RB	7.13%	11/15/42	12,200	13,570,304
Series 2012 A, RB	7.13%	11/15/47	9,940	11,033,798
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,526,932
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,412,817
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(a)	5.00%	12/01/40	15,750	17,398,710
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	1,040	1,037,213
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,350,943
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	3,575	3,648,359
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(i)	5.25%	01/01/51	37,790	39,562,351
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	7,045	7,408,804
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,732,720
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	5,500	5,786,220
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community);
Series 2013, Ref. RB(n)	6.05%	12/01/45	1,558	973,890
Series 2013, Ref. Sub. RB	1.00%	12/01/45	1,333	26,244
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	1,150	1,159,959
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(e)	0.00%	12/30/15	125	122,399
Series 1997 B, Tax Increment Allocation CAB RB(e)	0.00%	12/30/16	125	113,356
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB(i)	6.75%	01/01/34	10,785	13,025,799
Series 2013, Exempt Facilities RB(i)	7.00%	01/01/44	11,000	13,357,410
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(f)	5.70%	09/01/37	8,000	8,291,200
Series 2007, RB(f)	5.75%	09/01/42	5,780	5,993,976
Series 2007, RB(f)	5.80%	09/01/47	5,645	5,859,341
				177,440,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–3.26%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/28	$1,250	$1,360,963
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/39	5,000	5,392,850
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/43	5,500	5,924,600
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,348,763
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,235,600
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	500,685
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,247,223
Series 2007 A, Ref. MFH RB(f)	5.30%	12/01/36	3,455	3,451,199
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	14,000	14,278,040
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	12,225	12,935,272
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	28,915	31,503,760
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/22	27,195	28,787,811
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,012,690
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,942,410
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,757,260
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/34	31,350	29,777,484
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	23,435	20,653,031
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	33,390	29,803,246
Series 2005 D, Asset-Backed CAB RB(e)	0.00%	06/01/46	172,800	15,906,240
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,464,705
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,564,486
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,377
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,102,635
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,630	4,630,463
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,275	3,338,207
				236,210,000

Kansas–0.73%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,171,092
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	558,110
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,669,500
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,017,780
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,660
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,520,675
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	345	335,412
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	3,315	2,981,644
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	2,835	2,422,366
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,494,044
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	535	536,364
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	339,602
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	835	637,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	$1,000	$350,060
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	5,000	5,729,650
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	5,000	5,433,050
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	15,257,060
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/44	1,850	1,897,785
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/49	2,750	2,819,300
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/21	3,000	3,002,190
				52,673,516

Kentucky–0.72%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	2,500	2,825,450
Series 2011, RB	7.25%	05/15/41	3,050	3,439,851
Series 2011, RB	7.38%	05/15/46	1,000	1,132,100
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(b)(e)	0.00%	10/01/26	13,930	9,096,151
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000-B, Health System RB (INS–NATL)(b)(e)	0.00%	10/01/27	12,955	8,089,879
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	8,000	9,148,640
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.60%	07/01/39	10,000	7,110,700
Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.75%	07/01/43	5,000	3,528,150
Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.88%	07/01/46	8,000	5,643,840
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,967,693
				51,982,454

Louisiana–2.04%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(b)	6.50%	12/01/18	3,210	3,277,410
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(d)	5.25%	07/01/17	14,685	5,142,246
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/29	4,250	4,976,410
Series 2010 A-1, RB	6.50%	11/01/35	9,245	11,009,223
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/30	2,250	2,287,755
Series 2015 A, Ref. RB	6.00%	11/15/35	4,135	4,143,932
Series 2015 A, Ref. RB	6.25%	11/15/45	7,375	7,385,178
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,340,890
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(f)	6.38%	12/01/34	28,250	30,669,048
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.);
Series 2015, Waste Disposal Facilities RB(f)(i)	7.00%	07/01/24	2,000	2,006,120
Series 2015, Waste Disposal Facilities RB(f)(i)	7.75%	07/01/39	46,000	45,918,120
Series 2015 A, Waste Disposal Facilities RB(i)	8.00%	07/01/39	22,550	22,724,537
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $1,054,047)(f)	5.75%	10/30/18	1,054	1,060,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS–AGC)(b)	6.00%	01/01/23	$3,000	$3,401,610
				147,343,240

Maine–0.62%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/43	24,300	25,510,383
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/36	3,175	3,607,371
Series 2011, RB	6.75%	07/01/41	11,505	13,052,653
Series 2011, RB	7.50%	07/01/32	2,500	3,001,425
				45,171,832

Maryland–1.40%
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,059,310
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,444,057
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/44	2,145	2,172,606
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,729,496
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	19,581	19,706,710
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	3,981,650
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	5,290	5,943,474
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	8,735	8,874,061
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,730,980
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/34	720	763,618
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/44	1,420	1,514,970
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,696,830
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	4,580,028
Series 2007 A, RB	5.30%	01/01/37	1,750	1,783,040
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(g)(h)	6.00%	01/01/18	14,000	15,594,740
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(i)	6.50%	07/01/24	4,890	4,889,462
Series 2003, Ref. Air Cargo RB(i)	7.34%	07/01/24	995	1,003,627
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN(e)	0.00%	01/01/37	4,000	1,206,720
				101,675,379

Massachusetts–1.92%
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB(f)(i)	5.25%	11/01/42	21,875	22,101,187
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,225	5,240,309
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,205
Series 2005, RB	5.50%	01/01/35	500	500,315
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	65	65,073
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	4,000,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(a)	5.50%	11/15/36	$23,660	$26,975,003
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	730,502
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(a)	5.50%	07/01/32	5,015	6,737,753
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(d)	5.85%	01/15/18	5,565	13,634
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB(g)(h)	6.85%	10/15/19	745	897,718
Series 2009 A, RB(g)(h)	6.90%	10/15/19	895	1,080,238
Series 2009 A, RB(g)(h)	8.00%	10/15/19	1,000	1,250,150
Series 2009 A, RB(g)(h)	8.00%	10/15/19	4,850	6,063,228
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,171,400
Series 2011 I, RB	6.88%	01/01/41	4,610	5,420,761
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,380	2,381,333
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities Floating Rate RB (INS–AMBAC)(b)(i)(k)	0.21%	01/01/31	15,000	12,750,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(a)(b)	5.50%	08/01/30	32,040	41,078,484
				138,707,533

Michigan–1.25%
Charyl Stockwell Academy;
Series 2015, Public School Academy Ref. RB	5.50%	10/01/35	2,740	2,608,781
Series 2015, Public School Academy Ref. RB	5.75%	10/01/45	3,500	3,304,385
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,574,525
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,799,638
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/32	12,725	13,466,867
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,185	917,368
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	718,130
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,084,491
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,724,980
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,380,646
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. Local Government Loan Program RB (i)	5.00%	07/01/44	5,125	5,261,838
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/31	7,000	7,586,670
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/32	4,000	4,290,360
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/34	8,700	9,228,525
Michigan (State of) Finance Authority (Public School Academy — Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,642,033
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(i)	7.50%	01/01/21	2,275	2,244,151
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	4,171,440
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,213,522
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	4,000	3,619,040
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(l)	3.75%	04/01/33	11,620	2,159,345
Series 2002, RB(l)	3.94%	04/01/22	3,485	647,618
				90,644,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–2.53%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	$3,225	$3,262,023
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,357,179
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	537,055
Series 2010 A, RB	6.88%	05/01/40	1,000	1,073,230
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,633,750
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,035,740
Series 2008 A, Lease RB	7.00%	08/01/38	700	726,145
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,050	1,068,932
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,841,872
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,802,401
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	11,500	13,218,445
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB(g)(h)	8.38%	03/01/17	100	113,334
Series 2009 A, Lease RB(g)(h)	9.00%	03/01/17	2,620	2,993,743
Series 2009 A, Lease RB(g)(h)	9.25%	03/01/17	8,000	9,170,320
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	1,946,080
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	10	10,013
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	10,010
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,038,700
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	18,406,440
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,099,424
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	3,785	3,788,785
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	4,345	4,348,259
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/49	6,500	6,630,585
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,001,420
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,003,300
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	850,162
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,340,281
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,642,815
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,283,110
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,875,385
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,540,875
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,164,440
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	6,000	6,735,180
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,226,940
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,735,271
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	944,906
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	5,220,350
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB(g)(h)	7.50%	01/01/16	7,000	7,167,650
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	739,178
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	915	960,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	$700	$707,616
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,426,849
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,193,400
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	5,004,300
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,397,112
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,131,560
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,693,920
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,650,359
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,186,187
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/39	3,000	3,231,780
Series 2012 A, Senior Housing RB	6.00%	05/01/47	7,500	8,129,850
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,624,248
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	401,795
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	1,608,540
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	5.13%	12/01/44	3,335	3,369,617
Series 2014, RB	5.25%	12/01/49	2,000	2,037,280
				183,338,461

Mississippi–0.19%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB(o)	0.01%	12/01/30	5,900	5,900,000
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB(i)(l)	3.13%	04/01/37	5,600	3,360,056
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB(i)(l)	3.40%	11/01/37	6,920	4,816,528
				14,076,584

Missouri–2.00%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,731,485
Series 2002, RB	7.20%	05/01/33	5,250	4,992,697
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	705	744,438
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	2,175	2,237,335
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,104,420
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,020,400
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	755	755,340
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(d)(i)	6.00%	07/01/37	28,600	2,002,000
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.50%	04/01/22	2,440	1,476,981
Series 2007 A, Special Assessment RB	5.50%	04/01/27	5,055	3,047,963
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,544,806
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,019,400
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,918,987
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	808,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB(l)	3.75%	05/01/36	$3,190	$1,289,526
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,393,489
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,758,113
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	800	801,312
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(l)	2.00%	12/01/28	1,250	308,425
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,073,500
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,346,000
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,293,617
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	2,825	2,847,459
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB(i)	5.25%	10/15/38	2,220	1,719,257
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(i)	6.45%	05/01/40	2,075	2,076,017
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(i)	7.55%	06/15/22	765	766,094
Series 2000 B, MFH RB(i)	7.55%	06/15/35	3,430	3,434,287
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,037,470
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	3,983,875
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	24,938,980
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	610	641,921
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,583,970
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,351,026
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(a)	5.00%	11/15/41	6,210	6,983,021
Series 2011 B, RB(a)	5.00%	11/15/37	10,500	11,877,285
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,000	3,080,940
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,010,640
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,759,787
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	750,180
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,000,920
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	3,000	3,052,260
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,658,253
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,914,881
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,289,931
				144,427,358

Montana–0.14%
Forsyth (City of) (Pacificorp); Series 1988, VRD Ref. Customized Purchase PCR (LOC–BNP Paribas)(o)(p)	0.01%	01/01/18	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.49%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	$21,715	$23,248,296
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,414,050
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,514,980
				35,177,326

Nevada–0.30%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,240	4,245,597
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	2,215	1,679,900
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,300	11,743,133
Mesquite (City of) (Special Improvement District No. 07-01–Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,240	2,272,233
Sparks (City of) (Local Improvement District No. 3 — Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	375	403,410
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	1,395	1,463,160
				21,807,433

New Hampshire–0.18%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	8,960	9,590,157
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	699,502
Series 2011 A, RB	6.88%	07/01/41	2,125	2,399,529
				12,689,188

New Jersey–4.64%
Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/44	1,000	993,280
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(i)	5.25%	09/15/29	20,800	22,653,904
Series 2000 B, Special Facility RB(i)	5.63%	11/15/30	10,000	11,226,900
Series 2003, Special Facility RB(i)	5.50%	06/01/33	16,480	18,161,290
Series 2012, RB(i)	5.75%	09/15/27	34,325	37,178,780
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	519,815
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,554,075
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/44	3,000	2,657,400
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(i)	5.38%	01/01/43	24,860	26,715,302
Series 2013, Private Activity RB(i)	5.63%	01/01/52	27,695	30,204,167
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	11,138,500
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, Transportation System CAB RB(e)	0.00%	12/15/38	6,345	1,599,575
Series 2009 A, Transportation System CAB RB(e)	0.00%	12/15/38	65,605	16,539,020
Series 2009 A, Transportation System CAB RB(e)	0.00%	12/15/39	22,955	5,428,858
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/31	8,700	3,463,557
Series 2010 A, Transportation System CAB RB(e)	0.00%	12/15/36	45,555	13,115,740
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	39,790	38,445,496
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	54,925	41,407,957
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	27,125	23,001,186
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	38,815	29,591,780
				335,596,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.70%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	$975	$976,911
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	5,000	5,518,350
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	1,935	1,938,638
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	10,000	10,126,300
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	4,047,040
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,533,440
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(i)	6.85%	12/01/31	4,055	4,118,785
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP–GNMA)	7.13%	12/15/27	2,175	2,176,631
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(i)	7.25%	12/01/31	2,830	2,833,000
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,502,085
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds(f)	6.00%	05/01/40	8,500	8,901,200
				50,672,380

New York–7.27%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,055	2,131,549
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(e)	0.00%	07/15/34	14,345	5,958,483
Series 2009, PILOT CAB RB(e)	0.00%	07/15/44	25,805	6,396,285
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,724,106
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB(g)(h)	6.00%	11/15/16	10,900	11,574,165
Series 2006 A, RB(g)(h)	6.00%	11/15/16	3,530	3,748,331
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	10,000	9,391,900
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	2,813	2,814,272
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	22,275	22,008,814
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	4,399	4,346,185
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/20	8,798	8,793,101
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	13,770	755,975
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	7,500	8,737,500
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(a)(i)	5.00%	10/15/27	15,400	17,490,858
One Hundred Sixty-Ninth Series 2011, Consolidated RB(a)(i)	5.00%	10/15/28	10,760	12,193,447
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/37	5,850	6,308,640
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(b)	5.00%	01/01/39	5,180	5,301,885
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB(a)	5.00%	06/15/47	16,470	18,208,244
Series 2014 BB, Water & Sewer System Second General Resolution RB(a)	5.00%	06/15/46	15,050	16,766,603
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(a)	5.00%	05/01/42	25,775	28,766,704
SubSeries 2012 F-1, Future Tax Sec. RB(a)	5.00%	05/01/39	14,000	15,792,560
SubSeries 2013, Sub. Future Tax Sec. RB(a)	5.00%	11/01/42	17,340	19,467,445
New York (Counties of) Tobacco Trust; SubSeries 2005 S1, Pass Through CAB RB(e)	0.00%	06/01/38	190,550	43,361,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(a)	5.00%	03/15/31	$15,000	$17,326,050
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(a)	5.00%	03/15/41	26,940	30,270,053
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(q)	12.30%	04/01/20	2,500	2,505,100
New York Housing Development Corp. (50th Avenue Development); Series 2013 B, Multi-Family Mortgage Floating Rate RB (LOC–Wells Fargo Bank, N.A.)(g)(k)(p)	0.01%	10/02/15	3,000	3,000,000
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/44	35,000	35,177,100
Series 2014, Class 2, Ref. RB(f)	5.38%	11/15/40	9,640	10,168,947
Series 2014, Class 3, Ref. Liberty RB(f)	7.25%	11/15/44	45,000	53,435,250
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407)(d)(f)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(a)	5.00%	06/15/34	20,000	22,548,400
New York State Urban Development Corp.; Series 2013 A-1, RB(a)	5.00%	03/15/43	26,175	29,467,030
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB(f)(i)	5.25%	11/01/42	15,475	15,596,633
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(f)	5.50%	01/01/37	2,500	2,501,375
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(i)	6.38%	01/01/39	7,280	7,347,340
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	22,370	19,516,930
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/44	4,824	5,284,822
				526,183,665

North Carolina–0.36%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB(a)(g)(h)	5.25%	04/01/18	5,015	5,575,577
Series 2008, RB(a)(g)(h)	5.25%	04/01/18	7,836	8,711,908
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	3,750	4,063,050
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	920,481
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,626,643
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,062,280
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,297,340
				26,257,279

North Dakota–0.09%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,320,352
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,260,371
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	519,320
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,560,021
				6,660,064

Ohio–4.58%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB(d)	6.50%	09/01/36	17,555	13,718,706
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/24	29,155	24,394,280
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/30	42,240	35,458,368
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	24,700	19,916,598
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/37	14,025	12,115,216
Series 2007 B, First Sub. Asset-Backed CAB RB(e)	0.00%	06/01/47	406,000	25,265,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	$2,000	$2,111,440
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,099,500
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,657,381
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(i)	5.38%	09/15/27	4,190	4,204,120
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.75%	01/01/44	14,900	15,868,947
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,408,459
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,120,000
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,714,911
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,507,840
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,200	6,900,336
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	28,925	32,625,954
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	7,200	7,969,680
Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	6,870	6,983,492
Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,367,540
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,845,260
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,000	7,606,200
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,160,100
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,070,895
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	18,960	19,712,712
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	315	316,972
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,349,504
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,599,983
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB(i)	5.60%	08/01/32	14,765	14,765,148
Series 1998, Solid Waste Disposal RB(i)	5.65%	03/01/33	13,000	13,019,240
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/43	4,095	4,130,913
Series 2015, Ref. RB	5.50%	12/01/43	3,875	4,060,651
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	7,630	7,651,745
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/45	5,000	5,017,950
				331,715,421

Oklahoma–1.35%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,286,676
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	575	576,087
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	7,015	7,019,209
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,553,250
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,935	10,434,830
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,500	8,768,260
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB(i)	5.50%	12/01/35	15,000	16,138,800
Series 2001 C, Ref. RB(i)	5.50%	12/01/35	38,250	40,917,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	$5,350	$5,877,670
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,302,524
				97,874,861

Ontario–0.23%
Non-Profit Preferred Funding Trust I;
Series 2007, Class A-2L, RB (Acquired 08/05/14; Cost $18,103,094)(f)	4.24%	09/15/37	44,302	10,752,239
Series 2007, Class A-2T, RB (Acquired 08/05/14; Cost $10,544,678)(f)	4.37%	09/15/37	25,805	6,215,757
				16,967,996

Oregon–0.22%
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(d)	7.50%	09/01/27	1,600	795,376
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB(i)	5.25%	07/01/29	7,845	8,113,534
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	274,088
Series 2012, Ref. RB	6.00%	05/15/42	1,990	2,188,761
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,566,680
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/33	1,000	1,098,710
				16,037,149

Pennsylvania–2.36%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,318,039
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,195	1,309,099
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(i)	6.13%	11/01/34	4,420	4,468,222
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB(g)(h)	7.13%	07/01/19	2,145	2,623,786
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	262,168
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	518,680
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	957,047
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,043,330
Series 2007 A, RB	6.38%	12/15/37	1,500	1,576,335
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,394,936
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,350,597
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/45	8,000	8,546,640
Series 2012, Ref. RB	5.25%	01/01/41	3,000	3,111,720
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB(g)(h)	5.00%	01/01/17	8,080	8,540,802
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,073,110
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	3,855	3,900,373
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,343,430
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB(j)	6.00%	09/01/36	8,340	5,003,083
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	3,430	3,539,966
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/44	5,464	5,456,871
Series 2014 B, Conv. CAB RB(c)	7.50%	02/01/44	1,379	385,570
Series 2014 C, RB(e)	0.00%	02/01/44	4,122	41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	$7,605	$7,842,200
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/46	4,000	4,244,360
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,891,480
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	2,840	2,846,078
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,380,000.00)(f)	6.50%	10/01/32	1,380	1,395,787
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(a)	5.00%	06/15/34	15,450	17,388,666
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(f)(i)	5.50%	11/01/44	4,000	4,117,160
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/38	7,500	7,602,750
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(i)	6.00%	06/01/31	15,000	14,999,550
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,287,833
Pennsylvania (State of) Turnpike Commission; SubSeries 2013 B-2, Sub. Turnpike Conv. CAB RB(c)	6.00%	12/01/37	7,000	4,160,170
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	3,320	3,330,724
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,063
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	5,500	6,208,070
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,067,200
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,134,876
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	552,665
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,648,425
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(f)	6.50%	06/15/33	2,000	2,098,820
Series 2013, RB(f)	6.75%	06/15/43	8,000	8,437,360
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(i)	6.50%	01/01/38	4,300	4,588,874
				170,601,956

Puerto Rico–1.62%
Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB(e)	0.00%	05/15/50	195,980	16,221,265
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. Floating Rate Power RB(k)	1.14%	07/01/17	8,320	4,565,600
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/55	8,700	2,547,186
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/56	9,800	2,869,146
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/57	11,500	3,366,970
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	54,700	39,808,472
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/57	48,795	31,255,149
Series 2011 C, RB	5.25%	08/01/40	26,795	16,962,039
				117,595,827

Rhode Island–0.47%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	2,245	2,245,449
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,837,275
Series 2009 A, Hospital Financing RB (INS–AGC)(b)	6.25%	05/15/30	2,000	2,289,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	$26,000	$26,318,240
				33,690,684

South Carolina–0.28%
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	795	795,405
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,250,588
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/34	1,000	1,086,230
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,548,030
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	1,023,650
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	2,048,360
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	1,426	1,422,264
Series 2012, Ref. RB	6.00%	11/15/42	4,777	4,664,272
Series 2012, Ref. RB	6.00%	11/15/47	3,284	3,179,243
Series 2012, Ref. Sub. CAB RB(e)	0.00%	11/15/47	1,742	174,111
Series 2012, Ref. Sub. CAB RB(e)	0.00%	11/15/47	611	61,092
Series 2012, Ref. Sub. CAB RB(e)	0.00%	11/15/47	2,383	238,258
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,512,050
				20,003,553

Tennessee–0.54%
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,004,800
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, VRD RB (INS–AGM)(b)(o)	0.04%	06/01/42	6,400	6,400,000
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/47	14,000	14,249,900
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	12,655	15,068,435
				38,723,135

Texas–11.17%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(i)(j)	6.50%	11/01/29	9,265	3,602,695
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,793,700
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	2,000	2,120,060
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(f)	5.75%	01/01/34	5,060	5,223,843
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,250,880
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(i)	7.00%	01/01/39	3,890	3,892,645
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	7,100	7,260,957
Series 2012, Ref. RB	5.50%	07/01/42	10,910	11,196,278
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,587,064
Celina (City of);
Series 2015, Special Assessment RB	5.38%	09/01/28	700	684,012
Series 2015, Special Assessment RB	5.50%	09/01/32	250	243,278
Series 2015, Special Assessment RB	5.88%	09/01/40	1,000	968,220
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	17,500	21,007,350
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,261,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, Education RB	5.75%	08/15/38	$1,000	$1,009,020
Series 2015, Education RB	5.75%	08/15/45	6,000	6,013,320
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	5,737,650
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,474,563
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/53	10,000	11,013,200
Series 2013 B, Sub. Tier Conv. Toll System CAB RB(c)	5.85%	10/01/48	17,000	13,214,610
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	43,260	47,059,093
Series 2013 B, Sub. Tier Toll RB(a)	5.25%	10/01/51	24,405	27,248,427
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	365	376,563
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	696,291
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,317,603
Series 2003, Sub. Lien Independent Senior Living Center RB(m)	7.50%	07/01/17	610	29,353
Series 2003, Sub. Lien Independent Senior Living Center RB(m)	7.63%	01/01/20	345	16,601
Series 2003, Sub. Lien Independent Senior Living Center RB(m)	7.75%	01/01/34	3,595	172,991
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,245
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	5,100	5,166,198
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB(d)	7.75%	11/15/29	4,910	491
Series 2009 A, RB(d)	7.75%	11/15/44	15,345	1,535
Series 2009 B, RB(d)	6.38%	11/15/19	1,210	121
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,800	4,873,536
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	15,265	15,404,522
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,410,733
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,528,850
Series 2008, RB	6.00%	02/15/38	5,155	5,205,055
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(i)	6.63%	07/15/38	14,000	16,190,860
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB(i)	5.00%	07/01/29	11,750	12,434,438
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/23	6,580	7,239,842
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/24	3,670	4,031,568
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/25	6,800	7,469,936
Series 2009 A, Ref. Sr. Lien Airport System RB(a)	5.00%	07/01/26	3,000	3,295,560
Series 2011 A, Ref. First Lien Utility System RB(a)	5.25%	11/15/31	18,360	21,442,828
Series 2015 B-1, Airport System RB(i)	5.00%	07/15/30	15,000	15,640,350
Series 2015 B-1, Airport System RB(i)	5.00%	07/15/35	13,500	14,032,575
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(g)(h)	6.50%	05/15/21	270	341,439
Series 2011, RB	6.50%	05/15/31	230	273,160
Series 2011 A, RB(g)(h)	6.88%	05/15/21	790	1,015,103
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,644,614
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB(h)	6.25%	02/15/17	540	565,148
Series 2008 A, RB(g)(h)	7.13%	02/15/17	2,000	2,189,140
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB(g)(h)	6.25%	08/15/19	1,210	1,444,087
Series 2009 A, RB(g)(h)	6.38%	08/15/19	7,225	8,657,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(f)	5.60%	08/15/45	$4,420	$4,429,105
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(e)	0.00%	08/15/47	50,000	9,940,000
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(e)	0.00%	08/15/48	71,355	13,317,697
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(e)	0.00%	08/15/37	4,070	1,576,352
Lone Star College System; Series 2009, Limited Tax GO Bonds(a)	5.00%	08/15/34	23,200	25,935,280
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,562,175
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,206,280
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase);
Series 2015, Special Assessment RB	5.13%	09/15/28	500	492,520
Series 2015, Special Assessment RB	5.38%	09/15/35	400	392,300
Series 2015, Special Assessment RB	5.50%	09/15/40	400	391,476
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,505,940
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/43	4,325	4,836,994
Series 2013, First Mortgage RB	6.50%	01/01/48	5,675	6,315,027
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/47	2,100	2,210,607
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(a)(b)	5.75%	01/01/48	30,545	33,487,705
Series 2011 B, Special Project System CAB RB(e)	0.00%	09/01/37	15,500	5,667,885
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,020	2,869,030
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB(g)(h)	5.88%	09/01/18	805	922,957
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	636,644
Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,122,387
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/34	2,250	2,615,580
Series 2014 A, Retirement Facility RB	7.75%	11/15/44	3,600	4,206,924
Series 2014 A, Retirement Facility RB	8.00%	11/15/49	5,000	5,920,700
Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB	7.25%	07/01/43	6,425	6,188,946
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	11,487,971
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB(d)	5.45%	11/15/38	2,100	0
Series 2013, Retirement Facility RB(d)	5.75%	11/15/39	1,730	0
Series 2013, Retirement Facility RB(d)	6.05%	11/15/46	6,130	0
Series 2013, Retirement Facility RB(d)	6.05%	11/15/46	1,323	0
Series 2013, Retirement Facility RB(d)	6.15%	11/15/49	2,968	0
Series 2013, Retirement Facility RB(d)	6.25%	05/09/53	673	0
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(b)(i)	5.00%	07/15/39	10,000	10,028,100
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,165,420
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(i)	8.00%	07/01/38	38,610	41,581,039
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,086,880
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,214,219
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,539,705
Series 2007, Retirement Facility RB	5.75%	11/15/37	2,500	2,550,250
Series 2014, Retirement Facility RB	5.63%	11/15/41	3,250	3,356,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	$605	$616,822
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,530,855
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,625,520
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,949,695
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	85	85,269
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	7.75%	11/15/19	650	645,106
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	3,125	3,041,938
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	6,648,670
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	13,000	12,420,330
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	1,775	1,769,072
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,149,262
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	2,149,095
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	9,570	9,574,785
Series 2009 B, Retirement Facility RB(g)	7.75%	11/15/16	1,525	1,522,636
Series 2009 C-1, TEMPS-80SM Retirement Facility RB	7.50%	11/15/16	1,030	1,029,907
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP–GNMA)(i)	6.90%	07/02/24	200	205,844
Texas (State of) Water Development Board;
Series 2008 B, Sub. Lien State Revolving Fund RB(a)	5.00%	07/15/28	5,000	5,377,400
Series 2008 B, Sub. Lien State Revolving Fund RB(a)	5.00%	07/15/29	11,425	12,250,456
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	10,000	11,976,800
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/31	15,000	16,165,500
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	34,575	41,215,820
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	15,717,282
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB(i)	6.75%	06/30/43	18,450	22,423,023
Series 2013, Sr. Lien RB(i)	7.00%	12/31/38	4,000	4,978,080
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,079,000
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB(g)(h)	6.88%	02/15/20	1,455	1,804,520
Series 2010 A, Education RB(g)(h)	7.13%	02/15/20	1,810	2,264,328
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(f)	7.00%	12/01/34	3,415	3,312,857
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,424,804
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,898,600
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	5,300	5,453,541
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	516,024
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,467,665
				808,522,514

Utah–0.39%
Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB(o)	0.01%	05/15/37	350	350,000
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,240	2,256,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	$290	$296,047
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,709,072
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB(g)(h)	6.75%	07/15/16	1,340	1,388,146
Series 2008 A, Charter School RB(g)(h)	7.00%	07/15/16	6,690	6,940,674
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,751,326
Series 2010 A, Charter School RB	5.63%	07/15/40	710	754,446
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,356,613
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,703,450
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	770	828,974
Series 2012, RB	6.30%	07/15/32	850	922,072
Series 2012, RB	6.55%	07/15/42	2,000	2,190,560
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,580	3,586,587
				28,034,050

Vermont–0.04%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,750	2,838,055
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	40	40,625
Series 2002 A, RB	6.50%	06/15/32	175	177,438
				3,056,118

Virgin Islands–0.07%
Virgin Islands (Government of) (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,077,755

Virginia–1.96%
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB(l)	4.95%	03/01/25	1,264	816,342
Series 2003 B, Special Assessment RB(l)	5.06%	03/01/34	6,920	4,470,112
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(d)	6.25%	03/01/37	9,500	5,225,285
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	4,301,650
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	4,537,555
New Port Community Development Authority;
Series 2006, Special Assessment RB(d)	5.50%	09/01/26	823	411,500
Series 2006, Special Assessment RB(d)	5.60%	09/01/36	2,468	1,234,000
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,124,816
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,278,949
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,515,961
Route 460 Funding Corp.;
Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	14,370	15,253,755
Series 2012 B, Sr. Lien Toll Road CAB RB(e)	0.00%	07/01/36	5,310	1,871,191
Series 2012 B, Sr. Lien Toll Road CAB RB(e)	0.00%	07/01/38	6,250	1,970,125
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB(l)	2.73%	03/01/36	7,000	1,750,630
Series 2006 C, Special Assessment RB(l)	2.90%	03/01/36	7,250	1,813,080
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(i)	5.50%	01/01/42	21,975	23,893,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(i)	5.00%	01/01/40	$45,550	$47,617,515
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,736,600
				141,822,484

Washington–2.69%
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	6,720	7,037,520
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	8,111,040
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,002,040
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	546,000
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,375,120
King (County of) Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/30	3,000	2,960,760
Series 2015 A, RB	6.00%	12/01/35	2,685	2,644,510
Series 2015 A, RB	6.25%	12/01/45	6,465	6,394,919
King (County of); Series 2011 B, Ref. Sewer RB(a)	5.00%	01/01/34	38,540	43,551,742
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,010,100
Series 2007, RB	6.25%	12/01/28	3,645	3,669,567
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(i)	5.00%	04/01/30	19,500	20,361,900
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,346,850
Series 2010, RB	5.75%	12/01/35	6,000	6,683,040
Series 2010, RB	6.00%	12/01/30	3,160	3,695,778
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(g)(h)	7.00%	07/01/19	9,145	11,143,457
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(g)(h)	7.38%	03/01/19	11,300	13,705,883
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,649,884
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(f)	6.20%	01/01/36	19,025	19,843,836
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	7.00%	07/01/45	2,150	2,214,350
Series 2015 A, RB(f)	7.00%	07/01/50	1,500	1,523,205
Series 2015 B-1, TEMPS-85SM RB(f)	5.50%	01/01/24	7,000	7,038,920
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(a)	5.00%	02/01/29	18,450	20,510,681
				195,021,102

West Virginia–0.62%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(i)	5.50%	10/15/37	5,250	5,501,160
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,025	959,984
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,362,810
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/08; Cost $988,497)(f)	7.00%	06/01/35	1,000	500,050
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	5,650	6,301,332
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,594,665
Series 2008, RB	6.50%	10/01/38	14,000	14,592,480
Series 2008, RB	6.75%	10/01/43	13,150	13,789,748
				44,602,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.09%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB(d)	5.50%	08/01/22	$245	$2,450
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB(i)	5.25%	04/01/30	4,000	4,116,680
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/49	2,500	2,692,050
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(i)	5.75%	11/01/37	4,000	4,286,800
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	900	962,991
Series 2008, RB	7.25%	06/01/38	1,000	1,065,230
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	690	691,773
Series 1998, RB	5.75%	10/01/28	2,485	2,488,206
Series 1998, Special Term RB	5.90%	10/01/28	335	335,476
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/39	2,635	2,763,904
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,718,120
Series 2009 A, RB	7.63%	09/15/39	1,000	1,185,300
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2010, RB	7.00%	08/01/33	2,000	2,078,800
Series 2012, RB	5.75%	08/01/35	3,215	3,301,387
Series 2012, RB	5.88%	08/01/42	2,660	2,735,305
Series 2013, RB	7.00%	08/01/43	6,500	6,986,915
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	560	626,069
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,160,402
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,746,290
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,665,000
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/42	3,590	3,585,907
Series 2015, Ref. RB	5.88%	04/01/45	5,000	5,021,950
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/22	710	784,784
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,581,067
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,393,626
				78,976,482

Wyoming–0.10%
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,266,705
Series 2011 A, RB	7.00%	06/01/40	4,890	5,703,403
				6,970,108
Total Municipal Obligations (Cost $7,594,496,291)				7,876,514,272

Bonds and Notes–0.00%
Texas–0.00%
Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/13; Cost $0)(f)	2.00%	02/25/48	135	0
TOTAL INVESTMENTS(r)–108.83% (Cost $7,594,496,291)				7,876,514,272
FLOATING RATE NOTE OBLIGATIONS–(10.15)%
Notes with interest and fee rates ranging from 0.54% to 1.07% at 08/31/15 and contractual maturities of collateral ranging from 07/01/22 to 10/01/52 (See Note 1J)(s)			(734,720,000)
OTHER ASSETS LESS LIABILITIES–1.32%				95,291,477
NET ASSETS–100.00%				$7,237,085,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior

LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2015 was $73,846,831, which represented 1.02% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $561,672,368, which represented 7.76% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to the alternative minimum tax.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $18,759,806, which represented less than 1% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun. The aggregate value of these securities at August 31, 2015 was $29,864,985, which represented less than 1% of the Fund’s Net Assets.
(m)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2015 was $218,949, which represented less than 1% of the Fund’s Net Assets.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,505,100 which represents less than 1% of the Fund’s Net Assets.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2015. At August 31, 2015, the Fund’s investments with a value of $1,257,413,072 are held by TOB Trusts and serve as collateral for the $734,720,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2015

Revenue Bonds	89.3%
General Obligation Bonds	5.5
Pre-refunded Bonds	4.9
Other	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $7,594,496,291)	$7,876,514,272
Receivable for:
Investments sold	31,079,355
Fund shares sold	9,547,660
Interest	114,096,380
Investment for trustee deferred compensation and retirement plans	568,399
Other assets	149,483
Total assets	8,031,955,549

Liabilities:
Floating rate note obligations	734,720,000
Payable for:
Investments purchased	28,303,000
Fund shares reacquired	9,983,030
Amount due custodian	5,089,041
Dividends	13,064,666
Accrued fees to affiliates	2,844,882
Accrued trustees’ and officers’ fees and benefits	15,530
Accrued other operating expenses	195,374
Trustee deferred compensation and retirement plans	654,277
Total liabilities	794,869,800
Net assets applicable to shares outstanding	$7,237,085,749

Net assets consist of:
Shares of beneficial interest	$7,773,908,387
Undistributed net investment income	21,711,806
Undistributed net realized gain (loss)	(840,552,425)
Net unrealized appreciation	282,017,981
$7,237,085,749

Net Assets:
Class A	$4,650,756,527
Class B	$68,023,158
Class C	$1,166,970,196
Class Y	$1,348,528,351
Class R5	$2,807,517

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	469,699,677
Class B	6,838,285
Class C	118,170,062
Class Y	135,909,875
Class R5	283,362
Class A:
Net asset value per share	$9.90
Maximum offering price per share
(Net asset value of $9.90 ÷ 95.75%)	$10.34
Class B:
Net asset value and offering price per share	$9.95
Class C:
Net asset value and offering price per share	$9.88
Class Y:
Net asset value and offering price per share	$9.92
Class R5:
Net asset value and offering price per share	$9.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$228,497,399

Expenses:
Advisory fees	18,646,536
Administrative services fees	346,806
Custodian fees	82,666
Distribution fees:
Class A	5,934,466
Class B	90,886
Class C	5,682,824
Interest, facilities and maintenance fees	2,817,043
Transfer agent Fees — A, B, C and Y	2,600,866
Transfer agent fees — R5	1,054
Trustees’ and officers’ fees and benefits	52,047
Other	649,750
Total expenses	36,904,944
Less: Expense offset arrangement(s)	(789)
Net expenses	36,904,155
Net investment income	191,593,244

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(831,598)
Change in net unrealized appreciation (depreciation) of investment securities	(129,488,669)
Net realized and unrealized gain (loss)	(130,320,267)
Net increase in net assets resulting from operations	$61,272,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                         Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$191,593,244	$357,738,378
Net realized gain (loss)	(831,598)	(9,708,674)
Change in net unrealized appreciation (depreciation)	(129,488,669)	484,984,876
Net increase in net assets resulting from operations	61,272,977	833,014,580

Distributions to shareholders from net investment income:
Class A	(118,194,810)	(244,002,990)
Class B	(1,811,239)	(4,291,335)
Class C	(25,571,166)	(51,753,838)
Class Y	(35,241,082)	(59,759,998)
Class R5	(69,942)	(177,233)
Total distributions from net investment income	(180,888,239)	(359,985,394)

Share transactions–net:
Class A	(63,443,274)	156,358,933
Class B	(7,454,155)	(15,037,929)
Class C	(34,253,018)	151,530,423
Class Y	23,530,920	595,395,991
Class R5	(1,004)	(139,950)
Net increase (decrease) in net assets resulting from share transactions	(81,620,531)	888,107,468
Net increase (decrease) in net assets	(201,235,793)	1,361,136,654

Net assets:
Beginning of period	7,438,321,542	6,077,184,888
End of period (includes undistributed net investment income of $21,711,806 and $11,006,801, respectively)	$7,237,085,749	$7,438,321,542

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the opening of business on August 1, 2014, the Fund has limited public sales of its shares to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

44                         Invesco High Yield Municipal Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

45                         Invesco High Yield Municipal Fund

H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

46                         Invesco High Yield Municipal Fund

K.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.51%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $239,320 in front-end sales commissions from the sale of Class A shares and $82,370, $5,434 and $23,095 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

47                         Invesco High Yield Municipal Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$7,876,514,272	$—	$7,876,514,272
Bonds and Notes	—	—	0	0
Total Investments	$—	$7,876,514,272	$0	$7,876,514,272

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2015, the Fund engaged in securities purchases of $11,000,000 and securities sales of $5,000,000, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $789.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2015 were $759,418,286 and 0.68%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be

48                         Invesco High Yield Municipal Fund

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$162,672,266	$—	$162,672,266
February 28, 2017	261,369,579	—	261,369,579
February 28, 2018	77,334,684	—	77,334,684
February 28, 2019	42,986,977	—	42,986,977
Not subject to expiration	106,268,208	159,876,890	266,145,098
	$650,631,714	$159,876,890	$810,508,604

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $580,249,794 and $677,207,079, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$582,590,272
Aggregate unrealized (depreciation) of investment securities	(330,107,815)
Net unrealized appreciation of investment securities	$252,482,457

Cost of investments for tax purposes is $7,624,031,815.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	28,003,909	$279,341,409	103,949,409	$1,010,680,153
Class B	4,221	42,419	48,116	462,720
Class C	3,937,007	39,083,798	28,246,077	272,607,901
Class Y	21,911,994	218,312,904	90,769,007	886,175,134
Class R5	26,848	266,124	291,396	2,824,678

Issued as reinvestment of dividends:
Class A	6,290,386	63,485,443	13,238,678	130,075,730
Class B	107,684	1,088,432	257,845	2,543,094
Class C	1,510,098	15,525,805	3,068,657	30,096,104
Class Y	2,280,723	23,577,630	3,999,763	39,519,093
Class R5	4,753	47,279	11,892	117,077

Automatic conversion of Class B shares to Class A shares:
Class A	339,224	3,371,728	694,558	6,827,675
Class B	(337,619)	(3,371,728)	(691,361)	(6,827,675)

Reacquired:
Class A	(41,255,928)	(409,641,854)	(101,416,601)	(991,224,625)
Class B	(521,693)	(5,213,278)	(1,143,219)	(11,216,068)
Class C	(8,958,440)	(88,862,621)	(15,478,027)	(151,173,582)
Class Y	(21,968,228)	(218,359,614)	(33,360,325)	(330,298,236)
Class R5	(31,372)	(314,407)	(317,209)	(3,081,705)
Net increase (decrease) in share activity	(8,656,433)	$(81,620,531)	92,168,656	$888,107,468

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are

49                         Invesco High Yield Municipal Fund

considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/15	$10.06	$0.26	$(0.17)	$0.09	$(0.25)	$9.90	0.90%		$4,650,757	0.93	%(e)	0.85	%(e)	5.27	%(e)	7%
Year ended 02/28/15	9.39	0.51	0.67	1.18	(0.51)	10.06	12.86		4,791,381	0.93		0.86		5.18		17
Year ended 02/28/14	10.17	0.53	(0.78)	(0.25)	(0.53)	9.39	(2.37)		4,317,516	0.92		0.87		5.58		35
Year ended 02/28/13	9.71	0.53	0.49	1.02	(0.56)	10.17	10.78		4,981,494	0.90		0.84		5.32		19
Year ended 02/29/12	8.85	0.57	0.85	1.42	(0.56)	9.71	16.56		3,766,082	0.93		0.85		6.24		16
Three months ended 02/28/11	9.24	0.15	(0.40)	(0.25)	(0.14)	8.85	(2.72)		3,399,724	0.84	(f)	0.76	(f)	6.80	(f)	3
Year ended 11/30/10	9.07	0.57	0.15	0.72	(0.55)	9.24	8.07		3,875,386	0.91		0.84		6.10		20
Class B
Six months ended 08/31/15	10.11	0.26	(0.17)	0.09	(0.25)	9.95	0.91	(g)	68,023	0.93	(e)(g)	0.85	(e)(g)	5.27	(e)(g)	7
Year ended 02/28/15	9.43	0.51	0.68	1.19	(0.51)	10.11	12.94	(g)	76,661	0.93	(g)	0.86	(g)	5.18	(g)	17
Year ended 02/28/14	10.22	0.53	(0.79)	(0.26)	(0.53)	9.43	(2.44	)(g)	85,969	0.92	(g)	0.87	(g)	5.58	(g)	35
Year ended 02/28/13	9.75	0.53	0.51	1.04	(0.57)	10.22	10.87	(g)	132,952	0.90	(g)	0.84	(g)	5.32	(g)	19
Year ended 02/29/12	8.85	0.60	0.85	1.45	(0.55)	9.75	16.89	(g)	163,123	0.68	(g)	0.60	(g)	6.49	(g)	16
Three months ended 02/28/11	9.24	0.14	(0.41)	(0.27)	(0.12)	8.85	(2.90	)(g)	250,532	1.39	(f)(g)	1.31	(f)(g)	6.25	(f)(g)	3
Year ended 11/30/10	9.07	0.50	0.15	0.65	(0.48)	9.24	7.27		229,439	1.66		1.59		5.35		20
Class C
Six months ended 08/31/15	10.03	0.23	(0.17)	0.06	(0.21)	9.88	0.64	(h)	1,166,970	1.63	(e)(h)	1.55	(e)(h)	4.57	(e)(h)	7
Year ended 02/28/15	9.36	0.43	0.68	1.11	(0.44)	10.03	12.06	(h)	1,220,444	1.67	(h)	1.60	(h)	4.44	(h)	17
Year ended 02/28/14	10.15	0.46	(0.79)	(0.33)	(0.46)	9.36	(3.15)		991,079	1.67		1.62		4.83		35
Year ended 02/28/13	9.69	0.46	0.49	0.95	(0.49)	10.15	9.97		1,237,889	1.65		1.59		4.57		19
Year ended 02/29/12	8.83	0.50	0.85	1.35	(0.49)	9.69	15.73		881,847	1.68		1.60		5.49		16
Three months ended 02/28/11	9.23	0.13	(0.41)	(0.28)	(0.12)	8.83	(3.02)		813,001	1.59	(f)	1.51	(f)	6.05	(f)	3
Year ended 11/30/10	9.05	0.50	0.16	0.66	(0.48)	9.23	7.40		953,475	1.66		1.59		5.35		20
Class Y(i)
Six months ended 08/31/15	10.08	0.28	(0.18)	0.10	(0.26)	9.92	1.03		1,348,528	0.68	(e)	0.60	(e)	5.52	(e)	7
Year ended 02/28/15	9.41	0.54	0.67	1.21	(0.54)	10.08	13.12		1,346,986	0.68		0.61		5.43		17
Year ended 02/28/14	10.19	0.56	(0.79)	(0.23)	(0.55)	9.41	(2.11)		679,827	0.67		0.62		5.83		35
Year ended 02/28/13	9.73	0.56	0.49	1.05	(0.59)	10.19	11.04		920,379	0.65		0.59		5.57		19
Year ended 02/29/12	8.87	0.59	0.84	1.43	(0.57)	9.73	16.83		431,266	0.68		0.60		6.49		16
Three months ended 02/28/11	9.26	0.15	(0.40)	(0.25)	(0.14)	8.87	(2.65)		518,173	0.59	(f)	0.51	(f)	7.05	(f)	3
Year ended 11/30/10	9.09	0.60	0.15	0.75	(0.58)	9.26	8.33		522,709	0.66		0.59		6.35		20
Class R5
Six months ended 08/31/15	10.07	0.28	(0.18)	0.10	(0.26)	9.91	1.03		2,808	0.69	(e)	0.61	(e)	5.51	(e)	7
Year ended 02/28/15	9.41	0.53	0.67	1.20	(0.54)	10.07	13.01		2,851	0.68		0.61		5.43		17
Year ended 02/28/14	10.18	0.56	(0.78)	(0.22)	(0.55)	9.41	(2.00)		2,794	0.66		0.61		5.84		35
Year ended 02/28/13(j)	9.79	0.46	0.42	0.88	(0.49)	10.18	9.16		8,466	0.67	(f)(k)	0.63	(f)	5.55	(f)	19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	For the year ended November 30, 2010, ratio does not exclude facilities and maintenance fees.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $729,359,150 and sold of $70,250,290 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Income Municipal Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,721,771, $72,314, $1,189,463, $1,341,870 and $2,662 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.00% and 0.80% for the six months ended August 31, 2015 and the years ended February 28, 2015, February 28, 2014, February 28, 2013 and February 29, 2012 and the three months ended February 28, 2011, respectively.
(h)	The total return, ratio of expenses to net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.95% and 0.99% for the six months ended August 31, 2015 and the year ended February 28, 2015.
(i)	On June 1, 2010, Class I shares of Van Kampen High Yield Municipal Fund were reorganized into Class Y shares of the Fund.
(j)	Commencement date of April 30, 2012.
(k)	For the year ended February 28, 2013, the ratio of expenses to average net assets without fee waivers and/or expenses absorbed was 0.69%.

50                         Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,009.00	$4.70	$1,020.46	$4.72	0.93%
B	1,000.00	1,009.10	4.70	1,020.46	4.72	0.93
C	1,000.00	1,005.40	8.22	1,016.94	8.26	1.63
Y	1,000.00	1,010.30	3.44	1,021.72	3.46	0.68
R5	1,000.00	1,010.30	3.49	1,021.67	3.51	0.69

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

51                         Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Municipal Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

52                         Invesco High Yield Municipal Fund

above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one closed end fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

53                         Invesco High Yield Municipal Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov,

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 VK-HYM-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Intermediate Term Municipal Income Fund
Nasdaq A: VKLMX: ¡ B: VKLBX ¡ C: VKLCX ¡ Y: VKLIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

23 Financial Statements

25 Notes to Financial Statements

31 Financial Highlights

32 Fund Expenses

33 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.06%
Class B Shares	0.09
Class C Shares	-0.28
Class Y Shares	0.19
S&P Municipal Bond Index▼ (Broad Market Index)	0.21
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	0.38
Lipper Intermediate Municipal Debt Funds Index■ (Peer Group Index)	0.02
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 2-17 Years Investment Grade Index is composed of market value-weighted investment grade US municipal bonds and seeks to measure the performance of US municipals whose maturities are equal to or greater than two years but less than 17 years.

The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.70%
10 Years	3.74
5 Years	2.98
1 Year	-0.31

Class B Shares
Inception (5/28/93)	4.54%
10 Years	3.84
5 Years	3.05
1 Year	-2.66

Class C Shares
Inception (10/19/93)	3.08%
10 Years	3.24
5 Years	2.74
1 Year	0.50

Class Y Shares
Inception (8/12/05)	4.33%
10 Years	4.26
5 Years	3.75
1 Year	2.54

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.70%
10 Years	3.71
5 Years	3.53
1 Year	0.22

Class B Shares
Inception (5/28/93)	4.54%
10 Years	3.82
5 Years	3.62
1 Year	-2.22

Class C Shares
Inception (10/19/93)	3.80%
10 Years	3.23
5 Years	3.33
1 Year	1.06

Class Y Shares
Inception (8/12/05)	4.32%
5 Years	4.33
1 Year	3.01

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.81%, 0.81%, 1.53% and 0.56%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.90%, 0.90%, 1.62% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.53%
Alabama–0.66%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/25	$1,500	$1,783,680
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/28	1,500	1,737,210
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	2,250	2,577,465
				6,098,355

Alaska–0.33%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(b)(c)	5.00%	09/01/18	245	274,571
Series 2009, RB	5.00%	09/01/22	5	5,554
Series 2009, RB(b)(c)	5.25%	09/01/18	390	439,951
Series 2009, RB	5.25%	09/01/24	10	11,151
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS–AGC)(a)	5.00%	09/01/19	1,000	1,139,970
Series 2009, Lease RB (INS–AGC)(a)	5.50%	09/01/23	1,000	1,148,810
				3,020,007

Arizona–2.97%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/32	3,400	3,778,556
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,232,320
Navajo County Pollution Control Corp.; Series 2009 E, PCR(b)	5.75%	06/01/16	1,000	1,037,630
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/24	2,025	2,086,621
Series 2014, Ref. RB	5.25%	11/15/29	2,105	2,125,482
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	395	385,725
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(d)	5.75%	07/01/24	1,000	1,078,120
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,314,040
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/24	640	666,426
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	718,267
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB(e)	6.38%	12/01/18	312	322,801
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(c)	5.25%	12/01/18	500	547,975
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,123,090
University Medical Center Corp.; Series 2009, Hospital RB(c)	5.25%	07/01/17	1,000	1,084,740
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/20	700	745,171
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/21	485	519,372
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/22	570	612,767
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/23	825	888,657
Series 2013 B, Unlimited Tax GO Bonds(d)	5.00%	07/15/23	560	603,210
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,304,900
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/25	1,000	1,147,360
				27,323,230

Arkansas–0.17%
Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/28	1,345	1,524,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–10.25%
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	$2,000	$2,087,120
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,666,320
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(d)	5.50%	07/01/18	555	580,391
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(d)(e)	5.00%	07/01/27	7,000	7,679,770
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/23	1,560	1,701,991
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/24	500	524,075
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/20	1,250	1,250,275
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(f)	0.97%	05/01/17	4,000	4,009,720
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/29	3,000	3,235,620
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	1,700	1,985,668
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(d)	6.25%	11/15/19	600	655,500
California (State of); Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(f)	1.17%	05/01/20	2,000	2,045,420
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	934,521
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,175,230
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(b)	5.00%	01/15/20	5,000	5,494,800
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,159,260
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,190	3,044,695
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	6,000	5,100,660
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,349,800
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	515,422
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	515,705
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	436,399
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	710	831,296
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	587,230
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax	5.00%	09/01/28	2,300	2,546,652
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,682,720
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(d)	5.50%	03/01/18	100	107,390
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,147,180
Oakland Unified School District (County of Alameda, California);
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/28	1,000	1,128,610
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/29	1,160	1,300,569
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/16	1,880	1,872,800
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	665,183
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	516,434
Regents of the University of California;
Series 2009 O, General RB(b)(c)(h)	5.75%	05/15/19	795	932,519
Series 2009 O, General RB(b)(c)(h)	5.75%	05/15/19	1,185	1,389,981
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,744,185
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,227,820
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,170,490
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(e)	5.00%	07/01/23	700	829,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(e)	5.00%	05/01/23	$2,000	$2,280,400
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,231,822
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,129,990
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	607,485
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	750	837,758
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	452,389
San Jose (City of); Series 2011 A-1, Airport RB(e)	5.25%	03/01/26	2,000	2,248,020
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.50%	08/01/26	3,195	3,751,377
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/26	1,030	1,141,539
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,333,860
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,307,140
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/20	5,000	5,006,100
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,276,990
				94,433,546

Colorado–1.03%
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB(d)	5.13%	07/01/34	750	786,315
Series 2014, Ref. & Improvement Charter School RB(d)	4.13%	07/01/24	500	519,250
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	834,030
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,134,280
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(h)	5.00%	08/01/24	2,000	2,231,180
Series 2008, Unlimited Tax GO Bonds(h)	5.00%	08/01/25	500	557,390
Denver (City & County of); Series 2012 A, Airport System RB(e)	5.00%	11/15/22	500	585,995
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,112,402
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	530,140
University of Colorado; Series 2009 A, Enterprise System RB(b)(c)	5.50%	06/01/19	1,000	1,162,720
				9,453,702

Connecticut–0.39%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(e)	5.50%	04/01/21	1,000	1,139,360
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds(f)	0.44%	03/01/18	2,500	2,477,000
				3,616,360

Delaware–0.06%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	511,720

District of Columbia–0.84%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	1,999,920
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/16	2,325	2,409,328
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/19	3,000	3,282,480
				7,691,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–4.28%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	$1,750	$1,807,487
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	565	626,512
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	487,766
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	416,557
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,149,670
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,153,300
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,343,880
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(d)	7.25%	05/15/26	1,215	1,408,720
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(d)	6.50%	05/15/20	1,000	1,001,480
Florida (State of) Board of Education; Series 2005 A, Lottery RB (INS–AMBAC)(a)	5.00%	07/01/19	1,235	1,252,426
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,293,260
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,146,630
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB(b)	6.50%	11/17/15	3,000	3,040,080
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,990	2,183,607
Series 2012, RB	5.50%	11/15/32	1,670	1,836,666
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	480,284
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,356,980
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	375	375,870
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,170,160
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/31	4,000	4,442,040
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,344,981
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	1,000	1,090,390
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(b)	5.35%	05/01/18	1,000	1,106,360
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,025,626
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	934,872
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(d)	5.75%	10/01/22	750	798,735
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(e)	5.00%	10/01/18	1,000	1,111,610
				39,385,949

Georgia–0.51%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	670	781,609
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,204,512
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,645,785
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,105,190
				4,737,096

Guam–1.01%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,087,130
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,121,490
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(e)	6.00%	10/01/23	3,000	3,338,190
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/21	1,500	1,752,780
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/22	1,700	2,009,689
				9,309,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–1.36%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	$1,000	$1,086,960
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP(e)	5.00%	08/01/21	550	628,815
Series 2013, Lease Revenue COP(e)	5.00%	08/01/22	2,000	2,305,700
Series 2013, Lease Revenue COP(e)	5.00%	08/01/23	1,250	1,444,750
Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB(h)	5.00%	07/01/31	6,000	7,015,080
				12,481,305

Idaho–0.06%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	573,030

Illinois–10.90%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,016,760
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,637,175
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, COP(d)	6.84%	03/15/33	2,400	2,401,056
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(d)	7.00%	01/15/29	1,462	1,493,292
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	978	981,105
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(e)	5.50%	01/01/27	1,000	1,135,240
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,000	1,144,180
Series 2014 A, Ref. Second Lien RB(e)	5.00%	01/01/23	3,000	3,426,150
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/22	720	720,612
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(h)	5.00%	12/01/24	3,000	3,463,410
Series 2015 C, Limited Tax GO Green Bonds(h)	5.00%	12/01/27	7,000	8,280,930
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,200	2,333,980
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/24	3,965	4,192,631
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,087,220
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/24	1,795	1,748,366
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	750	800,970
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/29	5,000	4,831,150
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	4.60%	03/01/17	359	369,540
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(b)(c)	6.13%	11/01/18	1,000	1,157,340
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,132,910
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/26	1,000	1,089,280
Series 2014 A, RB	5.00%	09/01/28	1,250	1,347,450
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	884,640
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/23	900	991,323
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/24	1,175	1,289,656
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/26	380	415,393
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB(i)	6.00%	08/15/22	750	563
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	1,930	2,074,132
Illinois (State of) Finance Authority (Memorial Health System); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(j)(k)	0.01%	10/01/22	750	750,000
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	1,971,535
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,805	1,080,112
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,505	1,625,144
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/24	550	563,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	$2,000	$2,190,980
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(h)	5.00%	12/15/20	5,000	5,581,600
Series 2012 B, RB(h)	5.00%	06/15/23	3,500	3,894,905
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(h)	5.00%	01/01/24	12,500	14,858,000
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/22	1,250	1,381,387
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,154,440
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/22	2,000	2,155,880
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/21	330	293,334
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/20	2,900	2,513,140
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	3,000	3,456,930
Series 2010, RB	5.38%	06/01/21	525	608,465
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,806,305
				100,331,872

Indiana–4.55%
Carmel (City of) Redevelopment Authority; Series 2006, RB(b)(c)	5.00%	07/01/16	1,000	1,039,300
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB(b)(c)	5.50%	03/01/17	325	348,946
Series 2007, Hospital RB	5.50%	03/01/22	175	184,947
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, Tax-Exempt RB(e)	5.25%	09/01/28	1,980	2,221,976
Series 2014, Tax-Exempt RB(e)	5.25%	09/01/29	3,000	3,359,550
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,029,400
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/24	365	397,514
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/25	200	216,042
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/26	175	188,792
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS–AMBAC)(a)(g)	0.00%	12/01/16	1,695	1,683,660
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	558,825
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(e)	5.10%	01/15/17	760	803,335
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,335,411
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,385,603
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(g)	0.00%	01/15/17	2,000	1,968,400
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(g)	0.00%	01/15/18	3,000	2,889,000
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS–AMBAC)(a)(g)	0.00%	02/15/19	1,850	1,729,417
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/16	1,395	1,450,563
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/19	3,200	3,464,160
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(e)	5.88%	01/01/24	1,500	1,718,715
Whiting (City of) (BP Products North America);
Series 2008, Environmental Facilities RB(b)	1.85%	10/01/19	6,000	6,022,980
Series 2014, Environmental Facilities Floating Rate RB(b)(e)(f)	0.77%	12/02/19	7,000	6,916,770
				41,913,306

Iowa–2.06%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	5.63%	06/01/23	1,000	1,089,830
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,485,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	$3,400	$3,597,540
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/19	1,000	1,120,210
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/22	1,905	2,079,593
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,299,828
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,775	1,856,295
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/34	1,750	1,662,220
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(e)	5.50%	12/01/25	3,515	3,799,083
				18,989,654

Kansas–0.75%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/19	2,630	2,903,073
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,141,260
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	505,145
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,099,520
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/28	1,140	1,267,782
				6,916,780

Kentucky–0.97%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,104,030
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,096,520
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/30	2,000	2,156,840
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/27	1,620	1,868,362
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/28	1,260	1,435,027
Kentucky Housing Corp.; Series 2008 A, RB(e)	5.00%	01/01/23	155	159,306
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.00%	10/01/25	1,000	1,093,580
				8,913,665

Louisiana–2.42%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	593	207,651
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,163,380
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/15	1,200	1,209,288
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB(d)(e)	7.00%	07/01/24	2,000	2,006,120
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB(b)(c)	5.00%	06/01/16	1,000	1,035,460
Series 2009 C-1, Assessment RB (INS–AGC)(a)	5.88%	06/01/23	1,000	1,122,580
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/18	1,235	1,347,138
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/19	500	558,065
Series 2015 B, RB(e)	5.00%	01/01/27	1,750	1,999,322
Series 2015 B, RB(e)	5.00%	01/01/29	1,805	2,028,080
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/26	1,250	1,446,925
St. Tammany (Parish of) Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/24	1,250	1,327,587
Series 2015, Ref. RB	5.25%	11/15/29	1,250	1,300,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	$5,000	$5,579,400
				22,331,334

Maryland–1.41%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	5,157,225
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,097,760
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	402,094
Series 2011, RB	6.00%	07/01/25	200	237,652
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(b)(c)	5.25%	01/01/18	250	274,167
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,392,820
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,460,105
				13,021,823

Massachusetts–0.55%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	718,049
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(c)	5.75%	05/01/19	1,500	1,753,620
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(i)	5.85%	01/15/18	300	735
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(b)(c)	6.70%	10/15/19	500	599,520
Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2005 G, VRD RB (LOC-Wells Fargo Bank, N.A.)(j)(k)	0.01%	07/01/26	2,000	2,000,000
				5,071,924

Michigan–6.32%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,425	1,468,690
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,410	1,555,695
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/23	500	498,000
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	05/01/16	2,480	2,557,277
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,410	1,453,231
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,235	1,362,613
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,099,980
Michigan (State of) Building Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/31	5,000	5,712,350
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/26	7,500	8,574,825
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/29	5,000	5,458,150
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/29	5,000	5,086,450
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate RB(b)(f)	0.89%	10/15/20	5,000	4,998,050
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB(b)(f)	0.67%	12/01/20	5,000	4,976,650
Regents of the University of Michigan; Series 2012 E, Floating Rate RB(b)(f)	0.45%	04/02/18	3,215	3,198,025
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/17	2,300	2,462,909
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	2,280	2,515,592
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/19	2,260	2,487,085
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(e)	5.00%	12/01/28	2,500	2,743,875
				58,209,447

Minnesota–0.41%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(b)(c)	6.38%	11/15/18	500	579,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/17	$120	$119,424
Series 2014, RB	2.60%	12/01/18	120	119,293
Series 2014, RB	2.90%	12/01/19	455	452,288
Series 2014, RB	3.15%	12/01/20	620	618,245
Series 2014, RB	3.60%	12/01/21	225	225,943
Series 2014, RB	4.00%	12/01/22	265	269,161
Series 2014, RB	4.00%	12/01/23	200	200,828
Series 2014, RB	4.00%	12/01/24	175	175,394
Series 2014, RB	5.00%	12/01/29	1,000	1,031,310
				3,790,996

Mississippi–0.62%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB(j)	0.01%	12/01/30	4,900	4,900,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	840	844,200
				5,744,200

Missouri–2.16%
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/24	500	493,850
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,501,035
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	590,751
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,184,540
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,348,180
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,270,720
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	3,205	3,372,718
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	85	87,475
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/29	2,000	2,272,380
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/27	1,500	1,757,340
Series 2015 A, Ref. Power Project RB	5.00%	12/01/27	640	748,314
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	523,620
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	366,306
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,586,269
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	262,037
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	545,724
				19,911,259

Nebraska–0.97%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,000	5,449,100
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/22	720	770,839
Series 2012, Ref. RB	5.00%	11/01/23	500	563,390
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/23	560	629,883
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS–AMBAC)(a)	5.00%	07/15/17	1,500	1,558,020
				8,971,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.17%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	$1,000	$1,094,040
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(e)	5.00%	07/01/19	1,020	1,148,020
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(e)	5.00%	07/01/20	1,000	1,143,250
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(b)(d)(e)	5.63%	06/01/18	1,100	1,198,109
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,999,494
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,513,999
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,127,770
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds(b)(c)	4.75%	06/01/18	1,405	1,553,270
				10,777,952

New Hampshire–0.29%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,046,560
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,603,005
				2,649,565

New Jersey–4.35%
Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB(b)(e)	2.50%	12/01/17	500	509,880
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(e)	5.00%	12/01/24	4,000	4,484,520
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB(c)	5.00%	12/01/16	5	5,291
Series 2007, Governmental Loan RB(c)	5.00%	12/01/17	10	10,959
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/16	1,005	1,054,727
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/17	1,990	2,141,638
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/22	1,800	1,779,336
Series 2012 C, RB	5.00%	07/01/32	475	429,262
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(e)	5.00%	07/01/21	425	486,795
Series 2013, Private Activity RB(e)	5.00%	01/01/28	1,000	1,106,040
Series 2013, Private Activity RB(e)	5.50%	01/01/26	1,390	1,614,443
Series 2013, Private Activity RB(e)	5.50%	01/01/27	1,130	1,299,127
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,180,940
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,693,950
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,231,680
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(c)	5.25%	07/01/20	1,000	1,176,500
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB(b)(f)	0.70%	01/01/18	2,000	1,984,180
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,141,850
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(e)	5.00%	12/01/23	5,000	5,467,900
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.50%	06/01/23	6,890	6,894,479
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	2,810	2,382,796
				40,076,293

New Mexico–1.34%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)	5.20%	06/01/20	1,700	1,885,793
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/01/17	1,310	1,352,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	$2,385	$2,464,301
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	500	525,325
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)(c)	6.00%	08/01/18	1,000	1,146,050
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB(b)(f)	0.88%	08/01/19	5,000	5,007,450
				12,381,651

New York–2.60%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB(b)(c)	5.75%	11/15/17	500	555,690
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,078,360
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,134,990
Build NYC Resource Corp. (Pratt Paper Inc.);
Series 2014, Ref. Waste Disposal RB(d)(e)	3.75%	01/01/20	900	926,730
Series 2014, Ref. Waste Disposal RB(d)(e)	4.50%	01/01/25	1,000	1,065,050
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB(b)(f)	0.78%	11/01/18	5,000	4,998,700
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/34	4,000	4,472,920
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,132,350
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/18	200	215,604
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/19	200	219,792
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(h)	5.00%	01/15/21	1,000	1,121,150
New York (City of);
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(f)	0.57%	08/01/25	3,000	2,980,140
Subseries 2011 D-3-B, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada)(j)(k)	0.01%	10/01/39	2,100	2,100,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	865	868,547
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	6.90%	03/01/20	5	5,017
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	4.63%	07/01/22	1,000	1,063,430
				23,938,470

North Carolina–1.75%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(e)	5.00%	06/30/26	1,700	1,882,920
Series 2015, RB(e)	5.00%	06/30/27	1,215	1,333,535
Series 2015, RB(e)	5.00%	06/30/29	1,340	1,448,674
Series 2015, RB(e)	5.00%	06/30/30	705	759,736
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB(c)	6.00%	01/01/19	880	962,905
Series 2008 C, Power System RB(b)(c)	6.75%	01/01/19	1,000	1,186,760
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,829,664
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	501,260
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	260,493
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/28	5,000	5,931,550
				16,097,497

North Dakota–0.17%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	210	211,453
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,352,394
				1,563,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–2.62%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB(i)	6.25%	09/01/20	$415	$332,784
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,425,825
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,329,947
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	4,000	3,225,360
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB(b)(c)	5.00%	04/01/18	1,555	1,701,357
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,044,910
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(d)	5.75%	01/01/24	1,000	1,068,790
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	946,200
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,745,340
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB(b)(f)	0.85%	08/01/19	2,000	1,995,880
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	620	664,758
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR(b)	3.75%	12/03/18	3,500	3,600,905
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,143,500
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)	5.88%	06/01/16	865	890,094
				24,115,650

Oklahoma–0.61%
Chickasawa Nation; Series 2007, Health System RB(d)	5.38%	12/01/17	170	177,162
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(e)	5.00%	06/01/25	5,000	5,430,850
				5,608,012

Oregon–0.36%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,090,160
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,237,680
				3,327,840

Pennsylvania–5.24%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS–AGM)(a)(e)	5.00%	01/01/16	1,000	1,016,260
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,347,130
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	507,055
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/22	750	808,515
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,351,602
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,079,020
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	10/01/18	700	657,230
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	10/01/19	250	227,665
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/20	1,685	1,754,961
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	340	357,707
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,168,340
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB(b)(e)	2.70%	04/01/20	4,380	4,393,096
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,571,460
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges FINCO LP); Series 2015, RB(e)	5.00%	12/31/27	5,965	6,696,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 B, Ref. Exempt Facilities RB(b)	5.00%	09/01/20	$3,000	$3,025,200
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(b)	2.55%	12/03/18	1,500	1,482,165
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB(f)	1.17%	12/01/19	2,000	2,027,180
Series 2014 B-1, Ref. Floating Rate RB(f)	1.00%	12/01/21	5,000	4,980,700
Series 2015 A-2, Ref. Floating Rate RB(f)	0.67%	12/01/18	6,455	6,416,593
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/31	1,000	1,126,530
Series 2015, Ref. RB	5.00%	08/01/32	1,000	1,120,290
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,115,520
				48,231,184

Rhode Island–0.84%
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,162,530
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/26	1,375	1,590,407
Series 2015 A, Ref. RB	5.00%	06/01/27	900	1,023,489
Series 2015 A, Ref. RB	5.00%	06/01/28	1,080	1,214,374
Series 2015 B, Ref. RB	2.25%	06/01/41	2,700	2,708,667
				7,699,467

South Carolina–1.71%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,209,116
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,082,580
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,260,240
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,114,470
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	1,082,570
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,314,063
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,662,592
				15,725,631

South Dakota–0.14%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	605	686,578
Series 2010, RB	5.00%	09/01/22	500	560,695
				1,247,273

Tennessee–1.04%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/15	60	60,109
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	844,806
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	556,135
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health);
Series 2008, VRD RB (INS–AGM)(a)(j)	0.04%	06/01/42	1,000	1,000,000
Series 2008 C, RB	5.25%	06/01/18	1,000	1,102,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/29	$650	$681,343
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	125	128,211
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,531,931
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,640,122
				9,545,327

Texas–14.08%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	1,000	1,015,250
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/24	300	309,291
Series 2014 A, Education RB	6.63%	03/01/29	1,000	1,043,480
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,709,655
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS–AGM)(a)	5.00%	09/01/23	1,240	1,367,794
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,868,580
Series 2005 A, RB	5.50%	04/01/25	1,610	1,785,313
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/33	1,250	1,483,100
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/30	3,000	2,987,520
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,500	1,654,440
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	35	35,140
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(e)	5.25%	11/01/26	2,000	2,349,540
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/22	150	166,119
Series 2014 A, Ref. RB	5.00%	09/01/23	150	165,582
Series 2014 A, Ref. RB	5.00%	09/01/24	265	292,019
Series 2014 A, Ref. RB	5.25%	09/01/29	1,000	1,084,260
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,587,839
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,719,703
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/21	1,250	1,434,625
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/23	2,610	3,005,519
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,365,744
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	1,103,941
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB(f)	0.77%	06/01/20	2,000	1,978,560
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB(b)(f)	0.98%	06/01/20	5,000	4,990,750
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,637,310
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(b)(c)	7.00%	12/01/18	500	596,275
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/24	1,950	2,168,263
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,737,725
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	351,208
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	512,775
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.00%	03/01/16	1,000	1,024,320
Series 2011 A, Ref. Sub Lien Airport System RB(e)	5.00%	07/01/25	1,000	1,125,360
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(f)	0.77%	06/01/17	9,000	8,996,580
Series 2015 C, Ref. Airport System RB(e)	5.00%	07/15/20	5,000	5,294,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/21	$720	$809,798
Series 2012 A, RB	4.00%	02/15/22	565	592,199
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(b)(f)	0.68%	08/15/19	3,000	2,998,920
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/24	350	373,734
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/33	1,600	1,782,640
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.);
Series 2014, Retirement Facilities RB	4.00%	01/01/16	420	422,264
Series 2014, Retirement Facilities RB	5.25%	01/01/29	1,500	1,555,335
Series 2014, Retirement Facilities RB	5.50%	01/01/35	1,400	1,425,452
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/29	620	657,442
North Texas Tollway Authority;
Series 2008, Ref. First Tier RB(b)(c)	6.00%	01/01/18	875	980,070
Series 2008, Ref. First Tier RB	6.00%	01/01/23	125	138,183
Series 2014 C, Ref. Floating Rate First Tier RB(b)(f)	0.69%	01/01/20	5,000	4,927,900
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	500	501,790
Series 2014 B-2, TEMPS-50SM Retirement Facility RB	5.00%	11/15/19	750	751,192
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	500	484,185
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,000	1,149,190
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System);
Series 2009, Ref. Hospital RB(b)(c)	5.75%	11/15/18	435	499,163
Series 2009, Ref. RB(b)(c)	5.75%	11/15/18	565	648,337
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	529,135
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(b)(c)	5.75%	07/01/16	20	20,760
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	1,045	1,111,911
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	2,680	2,671,049
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds(b)(f)	0.40%	10/01/18	5,000	4,954,200
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB(b)(c)	5.00%	04/01/16	2,000	2,055,700
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(c)(g)	0.00%	08/15/18	3,280	3,174,220
Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(g)	0.00%	08/15/18	2,420	2,310,713
Series 2015 C, Ref. Sub. RB	5.00%	08/15/33	5,000	5,511,600
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	12,105	14,497,916
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	2,995,616
Series 2012, Gas Supply RB	5.00%	12/15/22	500	573,825
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,474,639
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/22	500	519,880
Series 2012 A, Education RB	5.00%	08/15/27	585	604,440
				129,651,228

Utah–0.40%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(c)(g)	0.00%	07/01/17	1,750	1,692,512
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	622,606
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	594,850
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	762,584
				3,672,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.87%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/22	$1,320	$1,482,307
Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/23	1,000	1,124,400
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,067,450
Series 2012 A, RB(d)	4.00%	10/01/22	2,005	2,118,924
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,205,120
				7,998,201

Virginia–0.75%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	697,067
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	1,013,160
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,128,690
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB(g)	0.00%	07/01/25	600	404,784
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(e)	5.00%	01/01/27	2,500	2,708,650
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	535	597,113
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	384	397,713
				6,947,177

Washington–2.42%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/25	1,000	1,159,230
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,102,370
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,257,860
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	100	101,296
Seattle (City of);
Series 2007, Ref. Solid Waste RB(b)(c)	5.00%	02/01/17	1,555	1,654,364
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	240	254,719
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	1,978,368
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(e)	5.00%	06/01/21	650	747,195
Series 2013, Ref. Special Facility RB(e)	5.00%	06/01/24	1,560	1,789,164
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,119,880
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/27	500	572,900
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,631,985
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB(d)	4.88%	01/01/22	2,250	2,260,035
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/22	3,260	3,791,673
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(g)	0.00%	06/01/16	1,885	1,881,777
				22,302,816

West Virginia–0.41%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	258,020
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB(b)(e)	2.25%	09/01/16	3,000	3,027,780
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	531,555
				3,817,355

Wisconsin–1.24%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(e)	5.00%	12/01/22	1,250	1,381,850
Series 2010 B, Ref. Airport RB(e)	5.00%	12/01/23	1,000	1,099,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Financing Authority (Rose Villa); Series 2014 B-3, TEMPS-50SM RB	3.75%	11/15/19	$1,000	$1,003,120
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/21	1,370	1,471,284
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(b)	5.13%	08/15/16	1,000	1,042,050
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,873,509
Series 2012, RB	5.00%	06/01/26	1,000	1,127,970
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(e)	5.30%	09/01/23	390	405,347
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/22	950	965,950
Series 2015, Ref. RB	5.00%	04/01/25	1,000	1,006,870
				11,377,200

Wyoming–0.12%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,096,250
TOTAL INVESTMENTS(l)–102.53% (Cost $906,532,280)				944,125,539
FLOATING RATE NOTE OBLIGATIONS–(3.10)%
Notes with interest and fee rates ranging from 0.54% to 1.07% at 08/31/15 and contractual maturities of collateral ranging from 12/15/20 to 07/01/31 (See Note 1J)(m)				(28,525,000)
OTHER ASSETS LESS LIABILITIES–0.57%				5,257,432
NET ASSETS–100.00%				$920,857,971
Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $32,700,116, which represented 3.55% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $541,733, which represented less than 1% of the Fund’s Net Assets.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.6%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2015. At August 31, 2015, the Fund’s investments with a value of $49,326,145 are held by TOB Trusts and serve as collateral for the $28,525,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments as of August 31, 2015

Revenue Bonds	86.0%
General Obligation Bonds	9.5
Pre-Refunded Bonds	3.4
Other	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $906,532,280)	$944,125,539
Receivable for:
Investments sold	11,107,600
Fund shares sold	2,239,586
Interest	9,437,583
Fund expenses absorbed	10,917
Investment for trustee deferred compensation and retirement plans	72,853
Other assets	73,581
Total assets	967,067,659

Liabilities:
Floating rate note obligations	28,525,000
Payable for:
Investments purchased	10,144,960
Fund shares reacquired	1,701,993
Amount due custodian	4,588,928
Dividends	646,357
Accrued fees to affiliates	454,441
Accrued trustees’ and officers’ fees and benefits	4,425
Accrued other operating expenses	59,630
Trustee deferred compensation and retirement plans	83,954
Total liabilities	46,209,688
Net assets applicable to shares outstanding	$920,857,971

Net assets consist of:
Shares of beneficial interest	$968,854,856
Undistributed net investment income	456,963
Undistributed net realized gain (loss)	(86,047,107)
Net unrealized appreciation	37,593,259
$920,857,971

Net Assets:
Class A	$552,683,343
Class B	$5,070,577
Class C	$180,346,737
Class Y	$182,757,314

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	49,888,230
Class B	448,643
Class C	16,320,804
Class Y	16,509,091
Class A:
Net asset value per share	$11.08
Maximum offering price per share
(Net asset value of $11.08 ÷ 97.50%)	$11.36
Class B:
Net asset value and offering price per share	$11.30
Class C:
Net asset value and offering price per share	$11.05
Class Y:
Net asset value and offering price per share	$11.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$16,256,438

Expenses:
Advisory fees	2,136,391
Administrative services fees	110,311
Custodian fees	10,562
Distribution fees:
Class A	665,887
Class B	6,691
Class C	886,635
Interest, facilities and maintenance fees	72,689
Transfer agent fees	367,214
Trustees’ and officers’ fees and benefits	13,540
Other	178,562
Total expenses	4,448,482
Less: Fees waived	(360,198)
Net expenses	4,088,284
Net investment income	12,168,154

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(158,390)
Change in net unrealized appreciation (depreciation) of investment securities	(11,694,832)
Net realized and unrealized gain (loss)	(11,853,222)
Net increase in net assets resulting from operations	$314,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$12,168,154	$22,369,058
Net realized gain (loss)	(158,390)	(1,719)
Change in net unrealized appreciation (depreciation)	(11,694,832)	19,591,875
Net increase in net assets resulting from operations	314,932	41,959,214

Distributions to shareholders from net investment income:
Class A	(7,436,682)	(13,977,976)
Class B	(75,761)	(210,028)
Class C	(1,874,186)	(3,560,121)
Class Y	(2,711,679)	(5,417,009)
Total distributions from net investment income	(12,098,308)	(23,165,134)

Share transactions–net:
Class A	53,796,979	95,285,164
Class B	(487,830)	(2,019,603)
Class C	15,580,292	36,251,954
Class Y	13,187,444	17,412,980
Net increase in net assets resulting from share transactions	82,076,885	146,930,495
Net increase in net assets	70,293,509	165,724,575

Net assets:
Beginning of period	850,564,462	684,839,887
End of period (includes undistributed net investment income of $456,963 and $387,117, respectively)	$920,857,971	$850,564,462

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

25                         Invesco Intermediate Term Municipal Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

26                         Invesco Intermediate Term Municipal Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks —The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

27                         Invesco Intermediate Term Municipal Income Fund

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.80%, 1.55%, 1.55% and 0.55% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $360,198.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $98,393 in front-end sales commissions from the sale of Class A shares and $19,255, $255 and $2,758 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

28                         Invesco Intermediate Term Municipal Income Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2015, the Fund engaged in securities sales of $3,000,026, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2015 were $25,667,857 and 0.52%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$54,447,751	$—	$54,447,751
February 28, 2019	23,141,936	—	23,141,936
Not subjected to expiration	5,854,037	1,754,689	7,608,726
	$83,443,724	$1,754,689	$85,198,413

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

29                         Invesco Intermediate Term Municipal Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $99,583,345 and $38,252,245, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,556,970
Aggregate unrealized (depreciation) of investment securities	(3,386,721)
Net unrealized appreciation of investment securities	$37,170,249

Cost of investments for tax purposes is $906,955,290.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	9,037,725	$100,578,193	14,801,657	$164,981,946
Class B	12,632	143,394	18,515	210,216
Class C	3,947,944	43,854,341	6,814,658	75,825,328
Class Y	2,635,371	29,242,182	4,198,833	46,800,374

Issued as reinvestment of dividends:
Class A	451,181	5,015,795	844,818	9,433,369
Class B	4,895	55,518	11,436	129,680
Class C	135,570	1,503,756	253,280	2,815,788
Class Y	114,596	1,272,727	312,125	3,468,670

Automatic conversion of Class B shares to Class A shares:
Class A	21,807	242,156	45,884	510,400
Class B	(21,372)	(242,156)	(44,978)	(510,400)

Reacquired:
Class A	(4,677,900)	(52,039,165)	(7,163,202)	(79,640,551)
Class B	(39,194)	(444,586)	(162,900)	(1,849,099)
Class C	(2,683,178)	(29,777,805)	(3,819,024)	(42,389,162)
Class Y	(1,562,848)	(17,327,465)	(2,956,924)	(32,856,064)
Net increase in share activity	7,377,229	$82,076,885	13,154,178	$146,930,495

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30                         Invesco Intermediate Term Municipal Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$11.23	$0.16	$(0.15)	$0.01	$(0.16)	$11.08	0.06%		$552,683	0.82	%(d)	0.90	%(d)	0.80	%(d)	2.82	%(d)	5%
Year ended 02/28/15	10.94	0.34	0.31	0.65	(0.36)	11.23	5.97		505,876	0.81		0.90		0.80		3.09		12
Year ended 02/28/14	11.32	0.35	(0.39)	(0.04)	(0.34)	10.94	(0.30)		399,474	0.79		0.88		0.78		3.24		24
Year ended 02/28/13	11.20	0.39	0.14	0.53	(0.41)	11.32	4.85		421,107	0.76		0.89		0.75		3.49		10
Year ended 02/29/12	10.57	0.43	0.62	1.05	(0.42)	11.20	10.18		318,219	0.76		0.89		0.75		3.96		16
Three months ended 02/28/11	11.03	0.19	(0.47)	(0.28)	(0.18)	10.57	(2.57)		222,214	0.81	(e)	0.91	(e)	0.80	(e)	4.19	(e)	4
Year ended 09/30/10	10.80	0.44	0.21	0.65	(0.42)	11.03	6.24		270,764	0.83		0.93		0.82		4.05		12
Class B
Six months ended 08/31/15	11.45	0.16	(0.15)	0.01	(0.16)	11.30	0.09	(f)	5,071	0.81	(d)(f)	0.89	(d)(f)	0.79	(d)(f)	2.83	(d)(f)	5
Year ended 02/28/15	11.16	0.35	0.30	0.65	(0.36)	11.45	5.92	(f)	5,632	0.81	(f)	0.90	(f)	0.80	(f)	3.09	(f)	12
Year ended 02/28/14	11.55	0.36	(0.40)	(0.04)	(0.35)	11.16	(0.32	)(f)	7,470	0.79	(f)	0.88	(f)	0.78	(f)	3.24	(f)	24
Year ended 02/28/13	11.43	0.40	0.14	0.54	(0.42)	11.55	4.82	(f)	9,881	0.76	(f)	0.89	(f)	0.75	(f)	3.49	(f)	10
Year ended 02/29/12	10.74	0.42	0.64	1.06	(0.37)	11.43	10.02	(f)	11,358	0.93	(f)	1.06	(f)	0.92	(f)	3.79	(f)	16
Three months ended 02/28/11	11.20	0.16	(0.47)	(0.31)	(0.15)	10.74	(2.81)		13,089	1.56	(e)	1.66	(e)	1.55	(e)	3.44	(e)	4
Year ended 09/30/10	10.96	0.36	0.22	0.58	(0.34)	11.20	5.46		16,362	1.58		1.68		1.57		3.30		12
Class C
Six months ended 08/31/15	11.20	0.12	(0.15)	(0.03)	(0.12)	11.05	(0.28)		180,347	1.57	(d)	1.65	(d)	1.55	(d)	2.07	(d)	5
Year ended 02/28/15	10.92	0.26	0.30	0.56	(0.28)	11.20	5.20	(f)	167,154	1.53	(f)	1.62	(f)	1.52	(f)	2.37	(f)	12
Year ended 02/28/14	11.31	0.27	(0.40)	(0.13)	(0.26)	10.92	(1.08	)(f)	127,451	1.50	(f)	1.59	(f)	1.49	(f)	2.53	(f)	24
Year ended 02/28/13	11.19	0.31	0.14	0.45	(0.33)	11.31	4.07		126,310	1.51		1.64		1.50		2.74		10
Year ended 02/29/12	10.56	0.35	0.62	0.97	(0.34)	11.19	9.37		71,439	1.51		1.64		1.50		3.21		16
Three months ended 02/28/11	11.02	0.15	(0.47)	(0.32)	(0.14)	10.56	(2.88)		55,088	1.56	(e)	1.66	(e)	1.55	(e)	3.44	(e)	4
Year ended 09/30/10	10.78	0.35	0.23	0.58	(0.34)	11.02	5.53		61,646	1.58		1.68		1.57		3.30		12
Class Y(g)
Six months ended 08/31/15	11.22	0.17	(0.15)	0.02	(0.17)	11.07	0.19		182,757	0.57	(d)	0.65	(d)	0.55	(d)	3.07	(d)	5
Year ended 02/28/15	10.93	0.37	0.30	0.67	(0.38)	11.22	6.24		171,903	0.56		0.65		0.55		3.34		12
Year ended 02/28/14	11.31	0.38	(0.39)	(0.01)	(0.37)	10.93	(0.06)		150,445	0.54		0.63		0.53		3.49		24
Year ended 02/28/13	11.19	0.42	0.14	0.56	(0.44)	11.31	5.11		160,404	0.51		0.64		0.50		3.74		10
Year ended 02/29/12	10.56	0.46	0.62	1.08	(0.45)	11.19	10.45		135,882	0.51		0.64		0.50		4.21		16
Three months ended 02/28/11	11.03	0.20	(0.48)	(0.28)	(0.19)	10.56	(2.56)		14,096	0.56	(e)	0.66	(e)	0.55	(e)	4.44	(e)	4
Year ended 09/30/10	10.79	0.46	0.23	0.69	(0.45)	11.03	6.56		9,361	0.58		0.68		0.57		4.30		12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $202,122,885 and sold of $25,268,549 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Municipal Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $529,814, $5,368, $176,423 and $177,186 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(g)	On June 1, 2010, Class I shares of Van Kampen Intermediate Term Municipal Income Fund were reorganized into Class Y shares of the Fund.

31                         Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.60	$4.12	$1,021.01	$4.17	0.82%
B	1,000.00	1,000.90	4.07	1,021.06	4.12	0.81
C	1,000.00	997.20	7.88	1,017.24	7.96	1.57
Y	1,000.00	1,001.90	2.87	1,022.27	2.90	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

32                         Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Intermediate Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three, and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index

33                         Invesco Intermediate Term Municipal Income Fund

for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

34                         Invesco Intermediate Term Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 VK-ITMI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Limited Term Municipal Income Fund
Nasdaq: A: ATFAX ¡ A2: AITFX ¡ C: ATFCX ¡ Y: ATFYX ¡ R5: ATFIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

28 Financial Statements

30 Notes to Financial Statements

35 Financial Highlights

36 Fund Expenses

37 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.01%
Class A2 Share	0.05
Class C Shares	-0.45
Class Y Shares	0.14
Class R5 Shares	0.07
S&P Municipal Bond Index▼ (Broad Market Index)	0.21
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	0.29
Lipper Short-Intermediate Municipal Debt Funds Index■ (Peer Group Index)	-0.45
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond Investment Grade Short Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of one year and a maximum maturity of up to, but not including, eight years, as measured from the rebalancing date.

The Lipper Short-Intermediate Municipal Debt Index invests in municipal debt issues with dollar-weighted average maturities of one to five years.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Limited Term MunicipaI Income Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.36%
10 Years	3.58
5 Years	2.31
1 Year	-1.43

Class A2 Shares
Inception (5/11/87)	5.06%
10 Years	4.01
5 Years	2.86
1 Year	0.24

Class C Shares
10 Years	3.06%
5 Years	2.03
1 Year	-0.72

Class Y Shares
10 Years	4.10%
5 Years	3.07
1 Year	1.27

Class R5 Shares
Inception (7/30/04)	3.94%
10 Years	4.10
5 Years	3.06
1 Year	1.31

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	3.36%
10 Years	3.53
5 Years	2.94
1 Year	-1.16

Class A2 Shares
Inception (5/11/87)	5.08%
10 Years	3.96
5 Years	3.52
1 Year	0.60

Class C Shares
10 Years	3.02%
5 Years	2.67
1 Year	-0.36

Class Y Shares
10 Years	4.05%
5 Years	3.72
1 Year	1.64

Class R5 Shares
Inception (7/30/04)	3.95%
10 Years	4.05
5 Years	3.71
1 Year	1.68

of this report for Class A, Class A2, Class C, Class Y and Class R5 shares was 0.63%, 0.38%, 1.38%, 0.38% and 0.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Limited Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.45%
Alabama–1.50%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$1,972,145
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,108,820
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/16	2,335	2,389,803
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/17	2,465	2,567,766
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/18	1,985	2,094,909
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/19	1,410	1,504,385
Series 2003 A, Ref. RB (INS–AGM)(a)	4.50%	07/01/20	1,375	1,488,768
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB(b)(c)	4.01%	11/03/16	2,000	2,083,100
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/18	3,540	3,856,653
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/19	3,535	3,916,886
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/18	2,740	2,984,161
				25,967,396

Alaska–0.41%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS–AGM)(a)	5.13%	04/01/19	1,000	1,125,630
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	886,268
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS–NATL)(a)	5.00%	10/01/27	1,135	1,188,322
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,159,820
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.13%	06/01/24	650	722,592
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,058,120
				7,140,752

Arizona–1.22%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(a)	4.00%	07/01/18	1,250	1,350,475
Arizona (State of);
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/15	2,000	2,008,220
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/16	3,000	3,148,500
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/18	2,000	2,234,500
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/19	1,000	1,142,580
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/21	2,000	2,263,140
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/22	2,000	2,260,340
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/23	2,000	2,254,720
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/19	1,200	1,347,648
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	07/01/23	1,500	1,688,415
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/19	500	560,135
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	750	796,058
				21,054,731

California–8.19%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/25	1,520	1,718,922
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS–Cal-Mortgage)(a)	4.00%	09/01/15	345	345,000
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB(b)(c)	0.62%	04/01/20	9,000	8,885,970

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(d)(e)	0.01%	05/01/34	$12,300	$12,300,000
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB(b)(c)	0.32%	12/01/17	9,000	8,967,510
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2009 D, Ref. RB(b)	5.00%	10/18/16	6,000	6,307,800
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB(f)	5.10%	02/01/19	505	545,203
Series 2010 B, RB(b)(f)	5.50%	02/01/20	1,250	1,482,887
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/19	2,250	2,250,472
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(a)	5.00%	08/15/17	385	415,981
Series 2008 A, RB (INS–Cal-Mortgage)(a)	5.25%	08/15/19	325	366,220
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB(b)(f)	5.05%	10/01/18	1,500	1,683,495
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(c)	0.97%	05/01/17	6,000	6,014,580
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,195,070
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,173,140
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(c)	1.02%	05/01/19	4,000	4,056,560
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	08/01/17	10,000	10,832,500
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,002,310
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/21	1,500	1,305,210
Golden State Tobacco Securitization Corp.;
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/19	1,000	1,138,250
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/20	1,250	1,449,987
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	1,000	1,174,900
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/17	1,000	975,190
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/20	1,000	893,690
Inland Valley Development Agency; Series 2011 C, Tax Allocation RB(b)(f)	4.50%	03/01/16	2,500	2,554,450
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	606,751
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	482,351
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/24	1,000	1,126,990
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB(b)(f)	5.00%	05/15/18	1,000	1,113,350
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,384,600
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS–AGM)(a)	5.00%	08/01/16	1,000	1,043,440
Series 2009, COP (INS–AGM)(a)	5.00%	08/01/19	2,360	2,697,692
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/20	2,530	2,888,299
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,032,880
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,137,620
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,120,510
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/23	1,300	1,027,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	$1,000	$1,103,460
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS–AGC)(a)	5.13%	07/01/25	1,500	1,657,815
Series 2010, Ref. COP	5.00%	02/01/16	4,665	4,747,664
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,194,760
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,269,190
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,655,385
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	565,200
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,293,340
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	4.00%	06/15/18	450	487,040
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(a)	4.38%	01/01/24	1,000	1,049,880
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB(b)(c)	0.40%	03/27/18	2,000	1,995,300
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/22	1,900	1,602,479
Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/23	2,000	1,611,640
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. Special Tax RB	5.00%	09/01/22	1,500	1,766,820
Series 2015, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,186,890
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/22	1,000	1,159,850
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/23	650	762,021
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/24	750	877,200
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/20	4,355	4,360,313
Vernon (City of);
Series 2009 A, Electric System RB(b)(f)	5.13%	08/01/19	945	1,051,209
Series 2009 A, Electric System RB	5.13%	08/01/21	2,055	2,265,679
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,324,810
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB(b)(f)	5.13%	09/01/16	1,075	1,127,578
				141,812,628

Colorado–0.74%
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS–AGM)(a)	5.00%	12/01/20	1,000	1,099,030
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(b)(f)	6.75%	12/01/18	705	806,027
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (INS–AGM)(a)	5.25%	05/15/26	1,000	1,086,060
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,137,080
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB(b)(f)	5.00%	12/01/18	160	180,485
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds(b)(f)	5.00%	06/01/19	1,000	1,143,600
Glenwood Springs (City of); Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,002,240
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,854,415
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,504,960
				12,813,897

Connecticut–2.49%
Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,117,600
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS–AGM)(a)	4.00%	07/01/22	2,590	2,855,760
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB(b)(c)	0.68%	07/01/19	9,000	9,076,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 2015 A, Ref. RB(b)	1.38%	07/11/18	$8,000	$8,094,720
Connecticut (State of);
Series 2013 A, Floating Rate Unlimited Tax GO Bonds(c)	0.57%	03/01/19	4,350	4,308,892
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/18	7,000	7,757,610
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/18	7,000	7,869,120
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,079,900
				43,160,192

Delaware–0.16%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,048,460
Series 2009 A, RB	5.00%	07/01/18	1,540	1,680,633
				2,729,093

District of Columbia–0.46%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	1,390	1,419,468
District of Columbia (Georgetown University);
Series 2001 C, University RB(b)	5.25%	04/01/23	2,000	2,220,440
Series 2011, University RB(b)	5.00%	04/01/21	2,055	2,364,812
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB(c)	0.62%	12/01/15	2,000	2,000,000
				8,004,720

Florida–4.67%
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,149,670
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS–AGC)(a)	5.00%	06/01/16	2,000	2,070,220
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	1,055	1,135,866
Series 2010 A-1, Sr. Sec. RB (INS–AGM)(a)	5.00%	06/01/17	2,000	2,144,620
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/17	5,000	5,361,550
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,375,520
Series 2015 A, Floating Rate Sr. Sec. RB(c)	0.97%	06/01/20	5,000	4,954,200
Series 2015 A-1, RB	5.00%	06/01/18	1,500	1,624,965
Escambia (County of) (Gulf Power Co.);
Series 1997, Ref. PCR(b)	2.10%	04/11/19	2,000	2,033,080
Series 2009, Solid Waste Disposal RB(b)	1.40%	12/01/17	2,500	2,516,500
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,242,720
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,933,817
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(a)	5.00%	07/01/18	1,335	1,401,723
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/22	1,485	1,698,424
Series 2015 A, Ref. RB	5.00%	10/01/23	1,000	1,150,140
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	518,795
Series 2011 A, RB	4.00%	04/01/17	500	525,570
Gulf Breeze (City of) (2010 A Loan Program — Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS–AGM)(a)	5.00%	10/01/15	1,590	1,596,424
Series 2010 A, Capital Funding RB (INS–AGM)(a)	5.00%	10/01/16	1,495	1,566,745
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(h)	4.50%	12/01/20	3,050	3,429,328
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,017,860
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,108,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of) School Board;
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/20	$2,200	$2,547,424
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/21	1,700	1,983,305
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/22	1,500	1,770,015
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.00%	10/01/17	1,900	2,056,693
Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.25%	10/01/15	1,500	1,506,105
Series 2003, Ref. Electric System RB (INS–AGM)(a)	5.25%	10/01/16	1,500	1,574,940
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/16	1,000	1,014,720
Miami (City of);
Series 1998, Ref. Parking System RB (INS–NATL)(a)	5.25%	10/01/15	450	451,521
Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/28	750	829,747
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	538,805
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.00%	06/01/18	1,000	1,095,960
Series 2009, Public Facilities RB (INS–AGC)(a)	5.50%	06/01/29	2,455	2,768,602
Miami-Dade (County of) (Miami International Airport);
Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/26	1,000	1,113,770
Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/29	1,000	1,116,430
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/19	1,350	1,535,625
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB(b)(f)	5.00%	10/01/18	1,500	1,685,115
Series 2008 C, Ref. Water & Sewer System RB(b)(f)	5.13%	10/01/18	1,525	1,718,980
Series 2008 C, Ref. Water & Sewer System RB(b)(f)	5.50%	10/01/18	1,500	1,707,855
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	788,430
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS–AGC)(a)	6.25%	09/01/27	500	556,850
				80,917,409

Georgia–4.74%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	4.13%	11/01/19	970	1,080,755
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/17	1,500	1,637,730
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/20	1,500	1,705,905
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/21	1,500	1,681,260
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/27	2,000	2,501,800
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(b)	2.20%	04/02/19	4,000	4,098,080
Series 1994, PCR(b)	2.20%	04/02/19	1,000	1,024,520
Series 2012, PCR(b)	1.75%	06/01/17	6,450	6,543,783
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(b)	2.40%	04/01/20	2,000	2,027,120
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,745,561
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,723,625
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,697,825
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB(f)	4.00%	11/15/16	2,460	2,567,625
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,093,784
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,223,140
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2010 A, RAC	5.00%	02/15/16	1,245	1,267,273
Series 2014 B, Ref. Floating Rate RB(b)(c)	0.97%	02/18/20	7,000	6,932,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Glynn-Brunswick Memorial Hospital Authority;
Series 2008, RAC(b)(f)	5.00%	08/01/18	$900	$1,004,778
Series 2008, RAC	5.00%	08/01/20	100	110,479
Series 2008, RAC(b)(f)	5.25%	08/01/18	900	1,011,231
Series 2008, RAC	5.25%	08/01/23	100	109,457
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.25%	07/01/29	2,000	2,224,560
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	693,376
Series 2009, RAC	5.00%	08/01/24	1,260	1,402,808
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(a)	3.50%	08/01/20	2,000	2,098,580
Series 2010, RAC (INS–AGM)(a)	5.00%	08/01/21	1,500	1,687,365
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate Second Indenture RB(b)(c)	0.30%	07/01/17	13,500	13,444,515
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR(b)	2.00%	06/13/19	3,500	3,552,185
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/16	1,660	1,719,179
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,741,175
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–SGI)(a)	5.00%	08/01/20	1,385	1,488,986
Series 2007, RB (INS–SGI)(a)	5.00%	08/01/21	1,490	1,627,125
Series 2007, RB (INS–SGI)(a)	5.00%	08/01/22	605	660,678
				82,128,503

Guam–0.40%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,096,013
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/19	1,000	1,140,870
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/20	1,595	1,849,402
Guam (Territory of);
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/19	1,000	1,126,220
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/20	1,500	1,707,855
				6,920,360

Idaho–0.47%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,147,390
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	559,470
Idaho (State of) Housing & Finance Association; Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	150	157,282
Regents of the University of Idaho;
Series 2007 B, General RB (INS–AGM)(a)(b)	4.50%	04/01/18	1,760	1,889,114
Series 2011, Ref. General RB(b)	5.25%	04/01/21	3,770	4,361,928
				8,115,184

Illinois–5.23%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/23	1,260	1,380,960
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,249,710
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/20	2,000	2,281,740
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/19	400	446,452
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/20	500	570,435
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS–AGM)(a)	5.00%	01/01/16	1,400	1,421,518
Series 2010 C, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/21	1,025	1,162,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/18	$4,500	$4,863,960
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/21	8,000	8,945,840
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,500	2,678,650
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/24	3,205	3,121,734
Series 2014, Second Lien Waterworks RB	5.00%	11/01/21	1,000	1,095,740
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,191,736
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,551,545
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds(f)	4.00%	12/01/16	870	908,985
Series 2010 A, School Limited Tax GO Bonds(f)	4.25%	12/01/20	555	632,361
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(g)	0.00%	01/01/19	1,000	932,580
Series 2010, School Building Unlimited Tax CAB GO Bonds(g)	0.00%	01/01/20	1,000	894,290
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,352,472
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/18	465	504,167
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS–AGM)(a)	5.00%	05/15/17	2,000	2,101,820
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(a)	5.25%	03/01/22	1,275	1,461,188
Series 2005, RB (INS–AGM)(a)	5.25%	03/01/23	1,500	1,705,245
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB(b)	1.88%	08/01/20	7,000	7,004,830
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/16	3,450	3,497,748
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/16	1,000	1,014,590
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/17	800	837,568
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,701,075
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/16	6,500	6,678,880
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/20	2,500	2,699,200
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	02/01/28	1,500	1,530,435
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	02/01/23	5,795	6,117,260
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	4.38%	10/01/21	1,020	1,085,759
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS–NATL)(a)	5.00%	01/01/19	1,000	1,084,510
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/20	1,850	2,114,790
Series 2010, RB	5.50%	06/01/23	1,000	1,153,490
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds(f)	5.00%	10/01/19	625	720,838
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	375	426,870
Series 2009, Ref. Unlimited Tax GO Bonds(b)(f)	5.00%	10/01/19	970	1,118,740
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	510	566,544
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,150,386
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds(b)(f)	5.75%	06/01/18	240	271,637
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,328,876
				90,559,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.07%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	$1,000	$1,117,260
Indiana (State of) Finance Authority (CWA Authority);
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/18	410	458,605
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/19	335	382,764
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 B, Economic Development RB(b)(c)	0.43%	12/01/15	4,000	4,000,000
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	290,228
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	293,198
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,040	1,158,768
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(a)	5.13%	01/15/24	2,285	2,553,373
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(a)	5.00%	01/15/22	2,470	2,655,793
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR(b)	1.75%	06/01/18	2,500	2,514,050
University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(a)	5.00%	10/01/23	400	445,508
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB(b)	1.85%	10/01/19	20,000	20,076,600
				35,946,147

Iowa–1.15%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,008,412
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/18	1,000	1,092,510
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/19	500	560,105
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.00%	12/01/15	2,500	2,526,775
Series 2009 1, RB	5.00%	12/01/16	2,525	2,653,245
Series 2009 1, RB	5.25%	12/01/17	2,500	2,711,875
Series 2009 1, RB	5.25%	12/01/18	2,500	2,777,975
Series 2009 2, RB	5.40%	12/01/23	2,500	2,715,250
Series 2009 3, RB	5.00%	12/01/19	2,500	2,810,900
				19,857,047

Kansas–1.24%
Dodge City (City of); Series 2009, Sales Tax RB (INS–AGC)(a)	5.00%	06/01/21	1,000	1,125,030
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,053,640
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,719,947
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	559,595
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/19	3,000	3,380,640
Series 2015 G, RB	5.00%	04/01/27	5,000	5,753,250
Series 2015 G, RB	5.00%	04/01/28	5,000	5,712,800
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/17	1,000	1,062,940
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/21	1,000	1,173,960
				21,541,802

Kentucky–3.20%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(a)	5.25%	02/01/28	1,030	1,100,256
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	550	583,874
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/19	3,150	3,525,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(a)	4.00%	09/01/16	$800	$827,696
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/21	5,860	6,682,510
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/22	4,560	5,193,019
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/23	1,000	1,135,760
Series 2015 B, Ref. Floating Rate Power System RB(b)(c)	1.42%	09/01/18	3,000	2,999,100
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/27	3,380	3,898,188
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/28	2,870	3,268,672
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	5,000	5,366,150
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.);
Series 2005 A, PCR(b)	2.20%	08/01/19	3,000	3,065,640
Series 2007 B, Ref. Environmental Facilities RB(b)	1.60%	06/01/17	4,000	4,040,120
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,486,600
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.00%	10/01/24	2,000	2,195,840
				55,369,220

Louisiana–3.72%
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS–AGM)(a)	5.25%	01/01/28	1,000	1,128,430
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS–AGM)(a)	3.00%	12/01/15	1,750	1,761,935
Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/17	1,690	1,802,098
Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/18	1,775	1,928,360
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS–AGM)(a)	4.00%	04/01/18	1,600	1,716,800
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS–AGC)(a)	4.00%	04/01/16	1,435	1,465,236
Series 2009, Ref. RB (INS–AGC)(a)	4.00%	04/01/18	1,555	1,671,407
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,098,660
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(a)	5.00%	10/01/26	1,500	1,659,495
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.00%	02/01/29	1,000	1,117,540
Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2007 B-2A, Deepwater Port RB(b)	2.13%	10/01/15	1,000	1,001,380
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–AGC)(a)	5.00%	07/01/22	500	532,960
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	355	380,872
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,034,500
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,149,750
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB(b)(f)	5.00%	06/01/17	1,000	1,076,990
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB(f)	5.00%	06/01/16	1,000	1,035,460
Series 2006 C-3, Assessment RB (INS–AGC)(a)	6.13%	06/01/25	1,550	1,753,128
Series 2015, Ref. RB	5.00%	06/01/18	5,000	5,507,600
Series 2015, Ref. RB (INS–AGM)(a)	5.00%	06/01/22	8,125	9,480,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	$1,250	$1,266,750
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,814,562
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,701,205
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,222,771
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,104,439
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,113,270
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/19	500	558,065
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	1,025	1,166,501
New Orleans (City of);
Series 2009, Ref. Sewerage Service RB(b)(f)	6.25%	06/01/19	1,000	1,190,220
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/18	500	550,045
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/19	500	562,435
Series 2014, Ref. Water RB	5.00%	12/01/19	1,000	1,131,930
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	920	967,086
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)	4.00%	06/01/22	1,000	1,054,400
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,073,090
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/19	2,540	2,824,734
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,783,850
				64,388,854

Maine–0.16%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.00%	12/15/19	750	794,715
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.00%	12/15/20	870	921,704
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(a)	5.50%	12/15/23	950	1,011,560
				2,727,979

Maryland–0.36%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB(b)(c)	0.68%	05/15/18	3,000	2,998,920
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB(b)(f)	5.00%	07/01/17	145	156,600
Series 2008, RB(b)(f)	5.00%	07/01/17	145	156,600
Series 2008, RB	5.00%	07/01/18	855	917,048
Series 2008, RB (INS–AGC)(a)	5.00%	07/01/20	855	916,158
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,023,410
				6,168,736

Massachusetts–1.16%
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1-R, Floating Rate RB(b)(c)	0.60%	03/30/17	2,000	2,002,240
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(a)	4.00%	11/15/17	730	774,968
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB(b)(f)	2.25%	09/01/16	920	937,130
Massachusetts (State of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/20	250	268,808
Series 2015, Ref. RB	5.00%	04/15/25	750	843,892
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS–AGC)(a)	5.00%	07/01/23	1,095	1,214,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB(b)(c)	0.57%	01/30/18	$8,795	$8,773,716
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,721,370
Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2005 G, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.01%	07/01/26	1,600	1,600,000
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	4.00%	11/01/16	1,860	1,939,478
				20,076,264

Michigan–5.24%
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS–AGC)(a)	5.00%	10/15/23	7,150	8,074,781
Series 2009 I, Ref. RB (INS–AGC)(a)	5.25%	10/15/24	1,040	1,184,310
Series 2009 II, RB	4.00%	10/15/15	1,000	1,004,810
Series 2009 II, RB	4.00%	10/15/16	1,950	2,028,371
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/21	1,180	1,337,884
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/22	520	588,624
Series 2015 I, Ref. RB	5.00%	04/15/19	1,750	1,978,900
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/20	3,500	3,963,225
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/21	4,000	4,548,920
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/22	10,000	11,449,900
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/23	2,000	2,007,540
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Floating Rate RB(b)(c)	0.74%	10/15/18	10,000	10,023,200
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB(b)(c)	0.67%	12/01/20	10,000	9,953,300
Michigan (State of) Finance Authority;
Series 2014 H-1, Ref. RB	5.00%	10/01/18	1,135	1,258,772
Series 2014 H-1, Ref. RB	5.00%	10/01/19	850	959,463
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,655,715
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,102,630
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB(f)	5.25%	05/15/18	1,100	1,229,195
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development RB	5.00%	05/01/21	1,515	1,710,390
Series 2009 A, City of Grand Rapids Downtown Development RB	5.13%	05/01/23	300	339,492
Series 2009 A, City of Grand Rapids Downtown Development RB	5.25%	05/01/24	500	567,155
Series 2009 C, State Qualified School RB (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	1,914,517
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,443,820
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,681,140
Regents of the University of Michigan; Series 2012 E, Floating Rate RB(b)(c)	0.45%	04/02/18	5,785	5,754,455
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB(f)	5.25%	08/01/16	3,000	3,135,570
Series 2009 W, Ref. RB(f)	5.25%	08/01/17	2,000	2,176,740
Series 2009 W, Ref. RB(f)	5.50%	08/01/19	1,775	2,070,715
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,177,860
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	05/01/18	1,270	1,386,573
				90,707,967

Minnesota–1.40%
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/19	1,400	1,584,044
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/21	1,350	1,540,539
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	844,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS–NATL)(a)	5.00%	01/01/19	$2,930	$3,103,368
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	136,736
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,122,740
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,729,665
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,449,151
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	4.00%	02/15/20	1,500	1,648,290
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/16	570	581,252
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/21	1,500	1,696,725
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,003,200
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,037,700
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,093,020
Series 2009 Six-X, RB	5.00%	04/01/24	500	532,455
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	80	83,467
Series 2009 B, Residential RB	5.45%	07/01/24	105	111,580
St. Cloud (City of) (CentraCare Health System); Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,030,190
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,494,226
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,396,023
				24,218,507

Mississippi–0.30%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,854,720
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(a)	5.00%	07/01/24	1,000	1,106,160
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB(b)(f)	5.00%	07/01/17	1,160	1,252,359
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS–AMBAC)(a)	5.00%	07/01/16	1,000	1,034,720
				5,247,959

Missouri–1.17%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	513,870
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/21	2,000	2,156,540
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	555	590,476
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds(h)	5.00%	03/01/25	695	738,034
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,126,550
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,341,796
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,152,810
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/27	2,600	3,046,056
Series 2015 A, Ref. Power Project RB	5.00%	12/01/27	1,140	1,332,934
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(a)	5.00%	07/01/20	1,125	1,208,520
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/23	1,385	1,509,096
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB(b)(f)	5.00%	01/15/17	1,500	1,592,700
				20,309,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.46%
Forsyth (City of) (Pacificorp); Series 1988, VRD Ref. Customized Purchase PCR (LOC–BNP Paribas)(d)(e)	0.01%	01/01/18	$3,000	$3,000,000
Montana (State of) Facility Finance Authority (Master Loan Program — Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP–State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,110,818
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,103,160
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,803,350
				8,017,328

Nevada–2.02%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/19	1,875	2,133,563
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/22	2,000	2,368,120
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/18	5,000	5,551,350
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS–AMBAC)(a)	5.00%	11/01/21	5,235	5,524,443
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/22	1,000	1,126,400
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/23	4,000	4,503,280
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/24	1,855	2,082,516
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/25	1,500	1,679,010
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,119,620
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,554,403
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	517,980
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(a)	5.00%	06/01/17	1,365	1,456,946
Series 2005 A, Hospital RB (INS–AGM)(a)	5.25%	06/01/17	1,300	1,393,184
				35,010,815

New Hampshire–0.18%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	523,280
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	588,751
Series 2011, RB	5.50%	10/01/26	510	576,616
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	290	303,680
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	190	202,023
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	835	875,823
				3,070,173

New Jersey–2.29%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,635,615
Series 2010 A, RB	5.25%	06/01/20	1,295	1,438,292
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2010, Ref. RB(f)	5.00%	12/15/17	1,250	1,324,538
Series 2010, Ref. RB(f)	5.00%	12/15/17	300	329,061
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB(f)	5.50%	06/15/16	1,805	1,880,269
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	660,013
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,063,630
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,064,150
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,061,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	$2,000	$2,231,560
Series 2009 H, RB	5.00%	01/01/21	2,000	2,224,660
Series 2013 D, Floating Rate RB(b)(c)	0.70%	01/01/18	4,000	3,968,400
Series 2013 E, Floating Rate RB(b)(c)	0.70%	01/01/18	3,000	2,976,270
Series 2014-B-3, Floating Rate RB(b)(c)	0.70%	01/01/18	2,750	2,755,142
New Jersey Transit Corp.;
Series 2014 A, Grant Anticipation RB	5.00%	09/15/17	5,000	5,363,700
Series 2014 A, Grant Anticipation RB	5.00%	09/15/18	5,000	5,493,950
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS–AGC)(a)	5.00%	12/01/21	1,130	1,261,916
Perth Amboy (City of) Board of Education; Series 2010, Ref. COP (INS–AGC)(a)	4.00%	12/15/15	1,395	1,407,597
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,519,207
				39,659,230

New Mexico–0.93%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	3,955	4,086,504
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB(b)(c)	0.88%	08/01/19	12,000	12,017,880
				16,104,384

New York–6.79%
Amherst Development Corp. (UBF Faculty-Student Housing Corp. — Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(a)	4.00%	10/01/16	1,000	1,035,820
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	484,863
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	407,895
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB(b)(c)	0.78%	11/01/18	5,000	4,998,700
Metropolitan Transportation Authority; Subseries 2014 D-2, SIFMA Floating Rate Transportation RB(b)(c)	0.38%	11/15/17	8,000	7,968,400
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	981,652
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,753,977
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,035,980
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	1,989,562
New York (City of);
Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/19	2,910	3,317,604
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,365	6,237,456
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,945	6,911,776
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/19	10,000	11,400,700
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	813,135
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(c)	0.57%	08/01/25	3,250	3,228,485
Subseries 2011 D-3-B, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada)(d)(e)	0.01%	10/01/39	2,000	2,000,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	566,245
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(b)(f)	5.50%	07/01/19	2,925	3,402,565
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB(b)(f)	5.75%	10/01/18	1,000	1,145,990
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/19	10,000	11,307,100
New York Housing Development Corp. (50th Avenue Development); Series 2013 B, Multi-Family Mortgage RB (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	0.01%	09/23/15	11,000	11,000,000
New York State Urban Development Corp.; Series 2010 A, Personal Income Tax RB	5.00%	03/15/19	10,000	11,327,900
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(a)	4.00%	10/01/19	910	972,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	$3,000	$3,061,680
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,235,400
Triborough Bridge and Tunnel Authority;
Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS–AGM)(a)(c)	0.27%	01/01/17	7,250	7,221,797
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS–AGM)(a)(c)	0.37%	01/01/18	6,500	6,440,395
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	11/15/20	655	756,538
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	11/15/22	500	565,305
				117,569,765

North Carolina–0.99%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,059,100
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,941,070
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(f)	6.00%	01/01/19	305	333,734
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB(b)(c)	0.76%	12/01/17	4,400	4,377,516
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. Electric RB	5.00%	01/01/28	1,615	1,915,890
Series 2015 B, Ref. Electric RB	5.00%	01/01/22	1,875	2,208,000
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(b)	4.00%	03/01/18	2,000	2,118,560
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS–NATL)(a)	5.00%	06/01/20	1,065	1,148,507
				17,102,377

Ohio–5.32%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(a)	5.00%	03/01/16	2,675	2,737,782
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(a)	5.00%	03/01/18	2,010	2,207,342
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,043,800
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,221,380
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,348,276
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,246,691
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,467,595
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,099,018
Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(a)	5.25%	01/01/21	3,980	4,563,866
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/18	2,000	2,169,020
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/19	2,000	2,215,020
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/20	4,000	4,412,240
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/23	2,000	2,196,560
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/27	1,000	1,088,140
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,002,665
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,612,084
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB(b)	4.00%	08/01/16	2,500	2,580,575
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	258,413
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	186,227
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	290,660
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB(b)(c)	0.85%	08/01/19	10,000	9,979,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	$3,000	$3,350,070
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,113,560
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,124,140
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,144,480
Ohio (State of) (Republic Services, Inc.); Series 2010, Ref. Solid Waste RB(b)(c)	0.43%	12/01/15	7,000	7,000,000
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR(b)	3.75%	12/03/18	1,500	1,543,245
Series 2009, Ref. PCR(b)	2.25%	09/15/16	1,000	1,004,810
Series 2009, Ref. PCR(b)	3.10%	03/01/19	3,000	3,011,400
Series 2009 A, RB	5.70%	08/01/20	7,620	8,315,554
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,429,600
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,097,144
				92,060,757

Oklahoma–0.81%
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,218,880
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,091,130
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,399,987
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	329,328
Series 2008 A, Power Supply System RB(b)(f)	5.38%	01/01/18	250	276,048
Series 2008 A, Power Supply System RB(b)(f)	5.88%	01/01/18	250	278,927
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,311,462
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,132,750
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,056,520
				14,095,032

Oregon–0.58%
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,041,770
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(b)(f)	5.00%	04/01/19	500	568,330
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,524,806
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	665,221
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	1,977,403
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,030,800
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,112,520
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(g)	0.00%	06/15/23	2,500	2,054,325
				9,975,175

Pennsylvania–6.34%
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/20	2,500	2,901,675
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	851,112
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/20	1,475	1,687,887
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/21	1,400	1,612,604
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	522,685
Geisinger Authority (Geisinger Health System); Series 2011 B, VRD Health System RB(d)	0.01%	06/01/41	3,500	3,500,000
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,084,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of) Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB(b)	2.55%	06/01/20	$5,000	$5,011,050
Series 1999 A, Ref. RB(b)	2.50%	04/01/20	6,000	6,012,840
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	4.00%	03/01/16	250	254,218
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(b)	2.55%	12/03/18	2,000	1,976,220
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB(b)	1.75%	12/01/15	2,000	2,005,620
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,294,240
Series 2009, RB	5.00%	08/01/17	1,000	1,079,910
Series 2009, RB	5.00%	08/01/21	775	866,899
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,777,350
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS–AGC)(a)	6.00%	06/01/23	500	562,250
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	3,982,461
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,805,750
Series 2011 A, RB	5.00%	12/01/22	1,500	1,768,320
Series 2011 A, RB	5.00%	12/01/23	1,500	1,779,975
Series 2012 B, Floating Rate RB(c)	0.57%	12/01/16	5,000	5,013,750
Series 2013 B, Floating Rate RB(c)	1.17%	12/01/19	3,000	3,040,770
Series 2014 B-1, Ref. Floating Rate RB(c)	0.62%	12/01/18	3,000	2,986,230
Series 2015 A-2, Ref. Floating Rate RB(c)	0.67%	12/01/18	11,545	11,476,307
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(a)	4.00%	07/01/17	1,000	1,057,360
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/22	2,250	2,622,442
Series 2015, Ref. RB	5.00%	08/01/23	4,000	4,692,720
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,375,348
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	4.50%	08/01/20	2,150	2,375,771
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/21	2,500	2,849,250
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/22	5,000	5,688,850
Series 2009 B, Limited Tax GO Bonds(b)(f)	5.75%	07/15/16	1,000	1,047,740
Series 2009 B, Limited Tax GO Bonds(b)(f)	6.00%	07/15/16	1,000	1,050,010
Series 2009 B, Limited Tax GO Bonds(b)(f)	6.25%	07/15/16	2,000	2,104,380
Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(a)	5.00%	06/15/19	1,000	1,137,850
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds(f)	4.00%	09/01/19	860	956,191
Series 2009 A, Limited Tax GO Bonds (INS–AGC)(a)	4.00%	09/01/19	2,245	2,459,308
Reading (City of);
Series 2008, Unlimited Tax GO Bonds(b)(f)	5.63%	11/01/18	440	503,730
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.63%	11/01/23	1,060	1,182,419
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB(b)(f)	6.00%	07/01/20	500	606,990
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	694,432
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	642,512
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,456,199
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,959,438
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS–AGM)(a)	5.50%	04/01/24	500	559,015
				109,876,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.85%
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	$1,150	$1,161,293
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.13%	05/15/27	500	571,560
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(a)	5.25%	09/15/29	1,265	1,410,677
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/26	2,435	2,816,467
Series 2015 A, Ref. RB	5.00%	06/01/27	1,600	1,819,536
Series 2015 A, Ref. RB	5.00%	06/01/28	1,920	2,158,887
Series 2015 B, Ref. RB	2.25%	06/01/41	4,790	4,805,376
				14,743,796

South Carolina–1.06%
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Facilities PCR	3.60%	02/01/17	1,000	1,039,660
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,259,799
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,288,060
SCAGO Educational Facilities Corporation for Pickens School District;
Series 2015, Ref. RB	5.00%	12/01/15	2,000	2,024,260
Series 2015, Ref. RB	5.00%	12/01/26	2,250	2,645,887
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	590	634,787
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,160,725
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,086,180
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,469,429
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS–AGM)(a)	4.00%	08/01/17	1,500	1,578,255
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS–AGC)(a)	4.00%	03/01/16	1,110	1,130,169
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS–AGC)(a)	5.25%	04/15/20	1,000	1,102,260
				18,419,471

South Dakota–0.48%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,336,351
Series 2009, Water RB	5.00%	11/01/24	1,620	1,840,482
Series 2009, Water RB	5.00%	11/01/25	1,650	1,869,961
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,134,840
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	525,000
Series 2009, RB	5.00%	11/01/17	430	466,262
Series 2009, RB	5.00%	11/01/24	1,000	1,116,080
				8,288,976

Tennessee–1.13%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(a)	4.50%	10/01/16	2,500	2,591,800
Jackson (City of);
Series 2008, Ref. Hospital Improvement RB(b)(f)	5.25%	04/01/18	740	823,124
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/23	260	282,006
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,490,681
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	953,775
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	983,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)	5.00%	09/01/17	$1,000	$1,081,940
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, RB (INS–AGM)(a)(d)	0.04%	06/01/42	5,000	5,000,000
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/18	4,800	5,300,784
				19,507,929

Texas–11.44%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	02/15/24	1,500	1,580,610
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,332,115
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,782,600
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,765,425
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,716,000
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,704,725
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/23	750	853,522
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,249,534
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	02/15/19	1,200	1,269,336
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.15%	02/15/21	3,000	3,162,330
Dickinson Independent School District Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(b)	1.05%	08/01/17	5,150	5,167,870
Fort Bend Independent School District (School Building); Series 2015 B, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(b)	2.00%	08/01/17	5,000	5,115,150
Fort Worth (City of); Series 2015 A, Ref. Water and Sewer Improvement System RB	5.00%	02/15/22	6,975	8,287,486
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,115,180
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB(c)	0.62%	06/01/18	1,750	1,735,177
Series 2013 B, Ref. Floating Rate Hospital RB(c)	0.72%	06/01/19	2,065	2,050,566
Series 2014 B, Floating Rate Hospital RB(b)(c)	0.60%	12/01/19	10,000	9,882,800
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB(f)	5.00%	02/15/17	1,700	1,810,806
Series 2009, Ref. RB(f)	5.00%	02/15/18	2,000	2,203,840
Series 2009, Ref. RB(f)	5.00%	02/15/19	1,000	1,134,980
Series 2009, Ref. RB(b)(f)	5.63%	02/15/19	2,500	2,890,375
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	556,649
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,980,632
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB(b)(c)	0.98%	06/01/20	5,000	4,990,750
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC)(a)	5.00%	05/15/23	1,500	1,664,685
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/21	535	593,925
Series 2013 A, Ref. RB	5.00%	06/01/22	855	953,556
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,380,360
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,826,690
Houston (City of) Convention & Entertainment Facilities Department; Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	$250	$259,535
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	365,935
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	554,245
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	275,425
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(c)	0.77%	06/01/17	11,000	10,995,820
Houston Independent School District;
Series 2014 A-1-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)(c)	3.00%	06/01/16	3,000	3,059,610
Series 2014 A-2-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	4.00%	06/01/17	6,000	6,336,900
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(b)(c)	0.68%	08/15/19	7,000	6,997,480
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(b)(f)	5.75%	08/15/19	365	428,587
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS–AGC)(a)	5.00%	10/01/27	1,230	1,354,464
Lower Colorado River Authority;
Series 2009, RB	5.25%	05/15/29	455	509,159
Series 2009, Ref. RB(b)(f)	5.25%	05/15/19	10	11,470
Series 2009, Ref. RB(b)(f)	5.25%	05/15/19	5	5,735
Series 2009, Ref. RB(b)(f)	5.25%	05/15/19	30	34,409
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB(f)	5.50%	02/15/16	1,505	1,540,954
Series 2009, Ref. & Improvement RB(f)	5.50%	02/15/17	2,100	2,244,774
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	558,930
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/18	3,000	3,003,750
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University);
Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/18	200	212,648
Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/20	325	352,736
North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(a)	5.00%	12/15/24	2,000	2,278,320
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,237,840
Series 2008 E-3, Ref. First Tier System RB(b)(f)	5.75%	01/01/16	2,610	2,655,962
Series 2011 A, Ref. First Tier Floating Rate RB(b)(c)	0.82%	01/01/19	8,000	7,944,480
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	559,800
Series 2014 C, Ref. Floating Rate First Tier RB(b)(c)	0.69%	01/01/20	5,000	4,927,900
Northside Independent School District (School Building); Series 2015, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(b)	1.65%	08/01/18	2,250	2,267,077
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/26	1,000	1,112,130
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.00%	02/15/24	500	554,075
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/22	595	668,328
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/24	1,280	1,423,091
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,681,546
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/15	525	531,342
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,365,137
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds(b)(c)	0.40%	10/01/18	5,000	4,954,200
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	10,000	11,976,800
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/19	3,500	3,999,100
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,493,424
Series 2012, Gas Supply RB	5.00%	12/15/22	500	573,825
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	6,853,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	$1,500	$1,630,695
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,431,400
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	981,675
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,590,795
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	499,379
West Harris County Regional Water Authority; Series 2009, Water System RB	5.00%	12/15/16	1,000	1,057,750
				198,109,872

Utah–0.25%
Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/19	2,500	2,848,775
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,455,646
				4,304,421

Vermont–0.06%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(a)	5.00%	12/01/22	1,000	1,084,660

Virgin Islands–0.65%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,672,815
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,994,400
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,003,360
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,041,040
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,067,450
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,089,720
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	547,210
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	501,680
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	359,159
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	808,470
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS–AGM)(a)	5.00%	07/01/22	1,000	1,128,180
				11,213,484

Virginia–1.32%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	563,665
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,150,213
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,351,874
Virginia (State of) College Building Authority (21st Centrury College and Equipment Programs); Series 2015 D, Educational Facilities RB	5.00%	02/01/21	14,720	17,291,731
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB(b)(f)	5.00%	10/01/18	1,315	1,479,204
				22,836,687

Washington–3.63%
Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds(b)(c)	0.72%	11/01/18	12,500	12,514,125
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	550,165
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	330,099
Cowlitz (County of) (Cowlitz Sewer Operating Board — Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(a)	5.50%	11/01/19	2,500	2,744,425
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds(b)(c)	0.42%	12/01/19	8,000	7,961,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB(b)(c)	0.34%	12/01/17	$3,000	$2,983,260
Seattle (City of);
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/17	3,720	4,006,403
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/23	4,000	4,830,120
Series 2015 B-2, Municipal Light & Power Floating Rate RB(b)(c)	0.70%	11/01/18	7,500	7,502,625
Seattle (Port of);
Series 2015 B, Ref. RB	5.00%	03/01/18	1,000	1,098,540
Series 2015 B, Ref. RB	5.00%	03/01/22	1,205	1,417,285
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.);
Series 2005 D, Solid Waste Disposal RB(i)	1.25%	11/01/17	3,000	3,015,330
Series 2008, Solid Waste Disposal RB(i)	2.13%	06/01/20	3,000	3,037,620
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB(b)(f)	5.25%	08/01/18	985	1,105,525
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/20	500	580,710
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,172,713
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,157,828
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,857,680
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,003,471
				62,869,524

West Virginia–1.03%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(b)	1.63%	10/01/18	7,000	7,011,480
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2008 C, Ref. PCR	3.25%	05/01/19	5,255	5,495,259
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS–AGM)(a)	5.38%	06/01/28	1,200	1,313,292
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB(b)(c)	0.55%	10/01/19	4,000	3,977,040
				17,797,071

Wisconsin–0.64%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS–AGC)(a)	4.25%	10/01/15	1,510	1,514,923
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(b)	5.13%	08/15/16	2,130	2,219,566
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	5.00%	04/01/19	750	847,552
Series 2009 C, RB	5.00%	04/01/20	750	848,677
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,037,693
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	949,661
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,214,055
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,262,008
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	407,940
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB(b)(f)	5.00%	12/15/15	855	866,996
				11,169,071

Wyoming–0.35%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	4.00%	12/01/15	1,285	1,296,257
Series 2009, RB	5.00%	12/01/17	1,170	1,260,406
Series 2009, RB	5.00%	12/01/18	545	601,734
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	492,474
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,361,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	$1,000	$1,096,250
				6,108,689
TOTAL INVESTMENTS(j)–101.45% (Cost $1,688,785,436)				1,756,878,953
OTHER ASSETS LESS LIABILITIES–(1.45)%				(25,032,438)
NET ASSETS–100.00%				$1,731,846,515

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FTA	– Federal Transit Administration

GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to crossover refunding.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $6,052,950, which represented less than 1% of the Fund’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.4%
Assured Guaranty Corp.	7.4

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2015

Revenue Bonds	80.9%
General Obligation Bonds	13.2
Pre-Refunded Bonds	4.3
Other	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,688,785,436)	$1,756,878,953
Receivable for:
Investments sold	13,690,223
Fund shares sold	9,107,779
Interest	14,206,324
Investment for trustee deferred compensation and retirement plans	206,153
Other assets	99,833
Total assets	1,794,189,265

Liabilities:
Payable for:
Investments purchased	56,000,500
Fund shares reacquired	1,990,330
Amount due custodian	2,359,921
Dividends	1,097,084
Accrued fees to affiliates	537,556
Accrued trustees’ and officers’ fees and benefits	6,158
Accrued other operating expenses	115,982
Trustee deferred compensation and retirement plans	235,219
Total liabilities	62,342,750
Net assets applicable to shares outstanding	$1,731,846,515

Net assets consist of:
Shares of beneficial interest	$1,665,058,569
Undistributed net investment income	567,153
Undistributed net realized gain (loss)	(1,872,724)
Net unrealized appreciation	68,093,517
$1,731,846,515

Net Assets:
Class A	$1,020,748,817
Class A2	$91,595,125
Class C	$161,936,542
Class Y	$439,459,842
Class R5	$18,106,189

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	88,857,365
Class A2	7,969,645
Class C	14,103,747
Class Y	38,279,618
Class R5	1,576,629
Class A:
Net asset value per share	$11.49
Maximum offering price per share
(Net asset value of $11.49 ÷ 97.50%)	$11.78
Class A2:
Net asset value per share	$11.49
Maximum offering price per share
(Net asset value of $11.49 ÷ 99.00%)	$11.61
Class C:
Net asset value and offering price per share	$11.48
Class Y:
Net asset value and offering price per share	$11.48
Class R5:
Net asset value and offering price per share	$11.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$22,984,710

Expenses:
Advisory fees	1,988,746
Administrative services fees	190,225
Custodian fees	4,127
Distribution fees:
Class A	1,220,985
Class C	635,452
Transfer agent fees — A, A2, C and Y	550,886
Transfer agent fees — R5	1,954
Trustees’ and officers’ fees and benefits	18,116
Other	229,587
Total expenses	4,840,078
Less: Expense offset arrangement(s)	(186)
Net expenses	4,839,892
Net investment income	18,144,818

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(153,605)
Change in net unrealized appreciation (depreciation) of investment securities	(17,556,627)
Net realized and unrealized gain (loss)	(17,710,232)
Net increase in net assets resulting from operations	$434,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$18,144,818	$38,253,337
Net realized gain (loss)	(153,605)	4,744,063
Change in net unrealized appreciation (depreciation)	(17,556,627)	(277,481)
Net increase in net assets resulting from operations	434,586	42,719,919

Distributions to shareholders from net investment income:
Class A	(11,006,168)	(25,885,914)
Class A2	(1,140,304)	(2,681,796)
Class C	(933,091)	(742,179)
Class Y	(5,001,617)	(9,763,944)
Class R5	(206,104)	(398,096)
Total distributions from net investment income	(18,287,284)	(39,471,929)

Share transactions–net:
Class A	89,323,812	(23,534,910)
Class A2	662,186	3,292,779
Class C	71,282,972	81,656,662
Class Y	68,704,805	94,314,152
Class R5	4,060,761	2,261,518
Net increase in net assets resulting from share transactions	234,034,536	157,990,201
Net increase in net assets	216,181,838	161,238,191

Net assets:
Beginning of period	1,515,664,677	1,354,426,486
End of period (includes undistributed net investment income of $567,153 and $709,619, respectively)	$1,731,846,515	$1,515,664,677

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of five different classes of shares: Class A, Class A2, Class C, Class Y and Class R5. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

30                         Invesco Limited Term Municipal Income Fund

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

31                         Invesco Limited Term Municipal Income Fund

I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y and Class R5 shares to 1.50%, 1.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $150,316 and $586 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $60,826 and $5,205 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

32                         Invesco Limited Term Municipal Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2015, the Fund engaged in securities purchases of $5,000,126 and securities sales of 8,000,070.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $186.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

33                         Invesco Limited Term Municipal Income Fund

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$176,146	$—	$176,146
February 28, 2018	195,867	—	195,867
Not subject to expiration	1,219,129	—	1,219,129
	$1,591,142	$—	$1,591,142

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $286,791,881 and $110,817,513, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$69,763,679
Aggregate unrealized (depreciation) of investment securities	(1,670,162)
Net unrealized appreciation of investment securities	$68,093,517

Cost of investments is the same for tax and financial reporting purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	19,761,139	$227,670,442	21,159,447	$245,843,684
Class A2	507,268	5,839,722	913,420	10,611,856
Class C	9,462,700	109,018,534	8,775,734	102,002,354
Class Y	16,155,022	186,005,187	16,448,844	190,974,105
Class R5	552,472	6,358,471	553,216	6,419,418

Issued as reinvestment of dividends:
Class A	688,363	7,933,212	1,573,650	18,280,083
Class A2	40,685	469,065	121,257	1,406,233
Class C	71,136	818,801	55,089	640,451
Class Y	232,286	2,674,950	439,504	5,114,519
Class R5	3,920	45,137	8,753	101,593

Reacquired:
Class A	(12,691,289)	(146,279,842)	(24,769,535)	(287,658,677)
Class A2	(489,745)	(5,646,601)	(751,452)	(8,728,310)
Class C	(3,348,689)	(38,554,363)	(1,805,796)	(20,986,143)
Class Y	(10,414,768)	(119,975,332)	(8,768,247)	(101,774,472)
Class R5	(203,594)	(2,342,847)	(366,650)	(4,259,493)
Net increase in share activity	20,326,906	$234,034,536	13,587,234	$157,990,201

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34                         Invesco Limited Term Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/15	$11.62	$0.13	$(0.13)	$0.00	$(0.13)	$11.49	0.01%	$1,020,749	0.62	%(d)	0.62	%(d)	2.23	%(d)	9%
Year ended 02/28/15	11.59	0.31	0.04	0.35	(0.32)	11.62	3.06	942,344	0.63		0.63		2.67		15
Year ended 02/28/14	11.91	0.34	(0.33)	0.01	(0.33)	11.59	0.16	963,414	0.62		0.62		2.97		5
Year ended 02/28/13	11.81	0.35	0.13	0.48	(0.38)	11.91	4.14	1,186,009	0.60		0.60		2.96		8
Year ended 02/29/12	11.12	0.36	0.72	1.08	(0.39)	11.81	9.88	1,064,169	0.60		0.60		3.14		11
Year ended 02/28/11	11.19	0.36	(0.13)	0.23	(0.30)	11.12	2.10	1,033,795	0.60		0.60		3.20		18
Class A2
Six months ended 08/31/15	11.63	0.14	(0.13)	0.01	(0.15)	11.49	0.05	91,595	0.37	(d)	0.37	(d)	2.48	(d)	9
Year ended 02/28/15	11.61	0.34	0.03	0.37	(0.35)	11.63	3.23	91,972	0.38		0.38		2.92		15
Year ended 02/28/14	11.91	0.37	(0.31)	0.06	(0.36)	11.61	0.58	88,598	0.37		0.37		3.22		5
Year ended 02/28/13	11.82	0.38	0.12	0.50	(0.41)	11.91	4.31	119,129	0.35		0.35		3.21		8
Year ended 02/29/12	11.12	0.39	0.73	1.12	(0.42)	11.82	10.25	112,293	0.35		0.35		3.39		11
Year ended 02/28/11	11.20	0.39	(0.14)	0.25	(0.33)	11.12	2.26	96,998	0.35		0.35		3.45		18
Class C
Six months ended 08/31/15	11.62	0.09	(0.14)	(0.05)	(0.09)	11.48	(0.45)	161,937	1.37	(d)	1.37	(d)	1.48	(d)	9
Year ended 02/28/15	11.59	0.22	0.04	0.26	(0.23)	11.62	2.30	91,977	1.38		1.38		1.92		15
Year ended 02/28/14(e)	11.50	0.17	0.08	0.25	(0.16)	11.59	2.21	10,355	1.38	(f)	1.38	(f)	2.21	(f)	5
Class Y
Six months ended 08/31/15	11.61	0.14	(0.12)	0.02	(0.15)	11.48	0.14	439,460	0.37	(d)	0.37	(d)	2.48	(d)	9
Year ended 02/28/15	11.58	0.34	0.04	0.38	(0.35)	11.61	3.32	375,156	0.38		0.38		2.92		15
Year ended 02/28/14	11.90	0.37	(0.33)	0.04	(0.36)	11.58	0.40	280,144	0.37		0.37		3.22		5
Year ended 02/28/13	11.81	0.38	0.12	0.50	(0.41)	11.90	4.32	226,613	0.35		0.35		3.21		8
Year ended 02/29/12	11.11	0.39	0.73	1.12	(0.42)	11.81	10.26	263,693	0.35		0.35		3.39		11
Year ended 02/28/11	11.19	0.39	(0.14)	0.25	(0.33)	11.11	2.26	131,884	0.35		0.35		3.45		18
Class R5
Six months ended 08/31/15	11.62	0.15	(0.14)	0.01	(0.15)	11.48	0.07	18,106	0.33	(d)	0.33	(d)	2.52	(d)	9
Year ended 02/28/15	11.59	0.34	0.04	0.38	(0.35)	11.62	3.34	14,216	0.36		0.36		2.94		15
Year ended 02/28/14	11.90	0.37	(0.32)	0.05	(0.36)	11.59	0.48	11,917	0.36		0.36		3.23		5
Year ended 02/28/13	11.80	0.37	0.13	0.50	(0.40)	11.90	4.35	14,860	0.41		0.41		3.15		8
Year ended 02/29/12	11.11	0.38	0.72	1.10	(0.41)	11.80	10.11	20,598	0.40		0.40		3.34		11
Year ended 02/28/11	11.18	0.39	(0.13)	0.26	(0.33)	11.11	2.36	7,395	0.35		0.35		3.45		18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $971,480, $90,389, $126,400, $398,481 and $16,188 for Class A, Class A2, Class C, Class Y and Class R5 shares respectively.
(e)	Commencement date of June 28, 2013 for Class C shares.
(f)	Annualized.

35                         Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.10	$3.12	$1,022.02	$3.15	0.62%
A2	1,000.00	1,000.50	1.86	1,023.28	1.88	0.37
C	1,000.00	995.50	6.87	1,018.25	6.95	1.37
Y	1,000.00	1,001.40	1.86	1,023.28	1.88	0.37
R5	1,000.00	1,000.70	1.66	1,023.48	1.68	0.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36                         Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Limited Term Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was below the performance of the Index for the one and three year periods and above the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

37                         Invesco Limited Term Municipal Income Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Fund. The Board noted that although Invesco Advisers made a profit from advising the Fund, overall, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

38                         Invesco Limited Term Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 LTMI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Municipal Income Fund
Nasdaq: A: VKMMX ¡ B: VMIBX ¡ C: VMICX ¡ Y: VMIIX ¡ Investor: VMINX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

32 Financial Statements

34 Notes to Financial Statements

40 Financial Highlights

41 Fund Expenses

42 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.28%
Class B Shares	-0.03
Class C Shares	-0.03
Class Y Shares	0.48
Investor Class Shares	0.34
S&P Municipal Bond Index▼ (Broad Market Index)	0.21
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	0.42
Lipper General Municipal Debt Funds Index■ (Peer Group Index)	0.15

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index is comprised of market value-weighted investment grade US municipal bonds that seek to measure the performance of US municipals with maturities equal to or greater than five years.

    The Lipper General Municipal Debt Funds Index is composed of funds that invest primarily in municipal debt issues rated in the top four credit ratings.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges
Class A Shares
Inception (8/1/90)	4.99%
10 Years	3.36
5 Years	3.51
1 Year	-1.05

Class B Shares
Inception (8/24/92)	4.34%
10 Years	3.18
5 Years	3.27
1 Year	-2.24

Class C Shares
Inception (8/13/93)	3.54%
10 Years	3.02
5 Years	3.61
1 Year	1.54

Class Y Shares
Inception (8/12/05)	4.18%
10 Years	4.08
5 Years	4.68
1 Year	3.56

Investor Class Shares
10 Years	3.84%
5 Years	4.46
1 Year	3.34

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.99%
10 Years	3.32
5 Years	4.08
1 Year	-0.60

Class B Shares
Inception (8/24/92)	4.33%
10 Years	3.14
5 Years	3.84
1 Year	-1.87

Class C Shares
Inception (8/13/93)	3.53%
10 Years	2.98
5 Years	4.17
1 Year	2.12

Class Y Shares
Inception (8/12/05)	4.14%
5 Years	5.25
1 Year	4.15

Investor Class Shares
10 Years	3.79%
5 Years	5.03
1 Year	3.93

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.93%, 1.68%, 1.68%, 0.68% and 0.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Municipal Income Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.82%
Alabama–1.23%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/39	$2,725	$3,024,914
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(a)	5.00%	09/01/44	2,725	3,018,265
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	1,000	1,123,000
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS–AGC)(a)	6.00%	06/01/39	1,000	1,144,950
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/42	10,005	11,048,121
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	902,214
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,709,178
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,368,580
				28,339,222

Alaska–1.21%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,374,900
Series 2011 A, RB	5.50%	10/01/41	3,000	3,414,120
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	6,525	6,838,592
Series 2006 D, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	9,570	10,029,934
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(c)(d)	5.75%	09/01/18	195	222,854
Series 2009, RB	5.75%	09/01/33	5	5,590
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(c)(d)	6.00%	09/01/19	3,180	3,782,356
Series 2009, Lease RB (INS–AGC)(a)	6.00%	09/01/28	1,820	2,128,035
				27,796,381

Arizona–3.18%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS–BHAC)(a)	5.50%	01/01/38	5,000	5,417,150
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,435,650
Arizona (State of);
Series 2008 A, COP(c)(d)	5.00%	03/01/18	2,375	2,618,248
Series 2008 A, COP(c)(d)	5.00%	03/01/18	2,420	2,667,856
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB(c)(d)	5.00%	12/01/15	1,655	1,675,009
Series 2005 B, Ref. Hospital RB(c)(d)	5.25%	12/01/15	3,250	3,291,307
Series 2005 B, Ref. Hospital RB(c)(d)	5.25%	12/01/15	2,250	2,278,598
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,105,940
Series 2010, RB	5.13%	05/15/40	2,150	2,388,693
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/32	1,665	1,745,952
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,169,470
Navajo County Pollution Control Corp.; Series 2009 E, PCR(d)	5.75%	06/01/16	1,000	1,037,630
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	541,770
Series 2009, Education RB	7.13%	01/01/45	1,240	1,121,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	$1,000	$1,058,570
Series 2012, Education RB	6.40%	07/01/47	400	424,660
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/34	1,095	1,215,165
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	5,000	5,341,700
Series 2012, Lease RB	5.25%	06/01/34	3,000	3,311,130
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(f)	5.25%	07/01/19	1,000	1,102,160
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/34	1,000	1,036,900
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB(f)	6.55%	12/01/37	1,580	1,607,476
Series 2008, Water & Wastewater RB(f)	6.38%	12/01/18	508	525,587
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,115,363
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,191,980
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/18	550	637,390
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/18	740	857,579
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(b)	5.00%	01/01/25	3,000	3,360,900
Series 2009 A, Electric System RB(b)	5.00%	01/01/28	2,000	2,239,900
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/37	5,000	5,430,050
University Medical Center Corp.; Series 2009, Hospital RB(c)(d)	6.00%	07/01/19	1,250	1,473,850
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	6.00%	07/15/27	2,000	2,227,220
Series 2013 B, Unlimited Tax GO Bonds(e)	5.70%	07/15/29	775	842,262
Series 2013 B, Unlimited Tax GO Bonds(e)	6.00%	07/15/33	710	778,636
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,155,650
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	576,225
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	1,000	1,061,410
				73,066,653

Arkansas–0.42%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(a)	5.00%	03/01/34	1,825	2,015,694
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,645,636
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/42	5,530	5,987,055
				9,648,385

California–11.40%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	4,535	4,943,921
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	858,333
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/35	310	310,319
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/31	40	23,188
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(a)	6.00%	04/01/22	2,000	2,243,440
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(b)(f)	4.95%	12/01/37	7,955	8,064,222
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,716,400
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	500	555,715
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(c)(d)	5.50%	02/01/20	1,000	1,186,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(f)	5.30%	08/01/23	$1,675	$1,716,506
Series 2008 K, Home Mortgage RB(f)	5.45%	08/01/28	4,000	4,069,440
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,694,092
Series 2011, RB	5.75%	01/01/33	450	516,960
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/30	3,160	3,387,141
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/37	6,955	7,403,250
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	2,040,460
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,259,600
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal-Mortgage)(a)	5.75%	08/15/38	500	550,820
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,267,610
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	1,700	1,985,668
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS–AGM)(a)	5.25%	10/01/24	270	271,083
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(e)	6.25%	11/15/19	500	546,250
Series 2009, Senior Living RB(e)	6.63%	11/15/24	2,000	2,324,280
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,099,620
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	290,517
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	5,584,550
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,657,500
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/29	1,585	1,003,036
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/39	1,000	347,120
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.70%	08/01/21	375	425,160
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB(c)(d)	5.00%	10/01/16	2,000	2,101,920
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/32	5,030	2,443,021
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/33	4,185	1,937,446
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/28	1,000	1,031,530
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	9,205	8,785,712
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	12,505	10,630,626
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	3,000	2,352,330
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(a)	5.00%	08/01/26	2,000	2,414,160
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/34	1,500	672,630
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,330,140
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,859,800
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB(b)	5.25%	07/01/38	2,000	2,202,860
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,680,825
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,419,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(g)	0.00%	08/01/35	$3,260	$1,362,126
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,500	1,696,110
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(a)(f)	5.00%	11/01/29	4,000	4,288,800
Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/28	2,000	2,250,300
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/33	775	849,338
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	08/01/26	1,080	1,084,104
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/37	1,170	444,015
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/38	4,770	1,724,212
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/39	5,010	1,765,023
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/40	5,260	1,765,361
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/41	5,520	1,759,776
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(c)(d)	5.50%	08/01/18	2,420	2,747,208
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/35	1,500	646,470
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/35	5,000	5,130,050
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/25	1,415	1,561,467
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(c)(d)	5.13%	08/01/16	2,000	2,129,800
Regents of the University of California;
Series 2009 O, General RB(b)(c)(d)	5.75%	05/15/19	5,570	6,533,499
Series 2009 O, General RB(b)(c)(d)	5.75%	05/15/19	8,205	9,624,301
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,906,975
Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	6,335	6,924,788
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,829,825
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS–AGC)(a)	5.50%	07/01/34	1,500	1,656,780
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,795,747
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(c)(d)	6.50%	08/01/18	525	611,089
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,170,490
Series 2011, RB	6.50%	12/01/21	2,000	2,388,340
Series 2011, RB	6.50%	12/01/22	2,000	2,381,560
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(b)	5.25%	08/01/33	7,500	8,572,575
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/23	10,000	11,402,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,124,700
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,727,820
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	5,000	5,399,000
San Jose (City of);
Series 2011 A-1, Airport RB(f)	5.25%	03/01/26	2,730	3,068,547
Series 2011 A-1, Airport RB(f)	6.25%	03/01/34	2,500	2,934,775
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(a)	5.00%	10/01/31	5,140	5,214,530
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,832,284
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(a)	5.00%	08/15/27	5,380	5,398,507
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS–AMBAC)(a)	5.00%	10/01/35	2,000	2,001,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/26	$1,250	$866,587
University of California;
Series 2009 O, General RB(c)(d)	5.25%	05/15/19	80	92,260
Series 2009 O, General RB	5.25%	05/15/39	420	472,723
Vernon (City of);
Series 2009 A, Electric System RB(c)(d)	5.13%	08/01/19	920	1,023,399
Series 2009 A, Electric System RB	5.13%	08/01/21	2,080	2,293,242
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/27	7,865	5,034,780
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.50%	09/01/34	1,000	1,123,380
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/24	3,570	2,695,957
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS–AGC)(a)	5.00%	09/01/33	1,500	1,603,980
				262,114,981

Colorado–1.55%
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(a)	5.00%	06/01/37	1,070	1,095,498
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/43	2,500	2,741,200
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,992,380
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,795,760
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.13%	12/01/30	400	439,272
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.25%	12/01/38	525	578,603
Colorado Springs (City of);
Series 2002, Hospital RB(c)(d)	5.25%	12/15/18	3,375	3,843,146
Series 2002, Hospital RB(c)(d)	5.25%	12/15/18	3,530	4,019,646
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,150,480
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(b)	5.00%	08/01/24	7,500	8,366,925
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/35	5,680	5,790,703
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	507,590
University of Colorado; Series 2009 A, Enterprise System RB(c)(d)	5.25%	06/01/19	1,075	1,236,648
				35,557,851

Connecticut–1.27%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(f)	6.60%	07/01/24	1,000	1,003,340
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(f)	5.50%	04/01/21	3,000	3,418,080
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/44	5,000	4,988,400
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/26	1,000	1,111,640
Series 2011 A, RB	5.00%	07/01/41	5,700	6,173,898
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 J, RB (INS–NATL)(a)	5.75%	07/01/33	1,000	1,111,110
Series 2007 K-2, RB (INS–NATL)(a)	5.00%	07/01/23	1,100	1,211,595
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	5,000	5,533,600
Hamden (Town of) (Whitney Center); Series 2009 C, RB(d)	7.25%	01/01/16	1,000	1,005,610
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,560,190
				29,117,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.08%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	$1,050	$1,163,663
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	644,767
				1,808,430

District of Columbia–2.74%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	3,231,452
Series 2011, RB	6.63%	03/01/41	1,100	1,203,818
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(c)(d)	6.38%	10/01/19	2,200	2,656,698
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB(c)(d)	5.50%	10/01/17	4,000	4,399,440
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	12,000	12,167,040
Series 2009 A, Sec. Income Tax RB(b)	5.00%	12/01/23	10,715	12,277,140
Series 2009 A, Sec. Income Tax RB(b)	5.25%	12/01/27	6,860	7,884,678
Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/24	4,285	4,907,782
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	13,710	14,181,624
				62,909,672

Florida–5.92%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,038,030
Series 2007, IDR	5.88%	11/15/36	1,000	1,020,590
Broward (County of); Series 2009 A, Water & Sewer Utility RB(c)(d)	5.13%	10/01/18	1,500	1,691,295
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,449,010
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/26	1,000	1,159,440
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/35	2,500	2,909,150
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(e)	6.50%	05/15/20	2,400	2,403,552
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	3,250	3,784,593
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	370	388,929
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	3,887,227
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/26	1,305	1,416,734
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/27	1,325	1,436,406
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/28	1,440	1,558,037
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/32	2,500	2,687,375
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(c)	6.88%	10/01/22	2,500	3,143,050
Series 2008 A, Ref. RB(c)(d)	5.00%	10/01/18	1,840	2,064,075
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP–GNMA)(f)	5.80%	07/01/28	645	662,776
Series 2008 1, RB (CEP–GNMA)(f)	6.00%	07/01/39	395	412,080
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(c)(d)	5.25%	11/15/16	100	105,767
Series 2006 C, RB	5.25%	11/15/36	3,900	4,112,121
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(a)(f)	5.38%	10/01/33	2,500	2,738,650
Lakeland (City of) (Lakeland Regional Health Systems); Series 2015, Hospital System RB	5.00%	11/15/40	3,350	3,609,692
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	7,118,540
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/34	500	549,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/39	$1,010	$1,087,487
Series 2014, Ref. RB	5.00%	11/15/44	1,045	1,120,177
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,099,620
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.63%	06/01/34	1,000	1,127,210
Series 2009, Public Facilities RB (INS–AGC)(a)	5.75%	06/01/39	775	877,370
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,550,474
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(a)	5.50%	04/01/38	4,000	4,104,920
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	3,350	3,747,612
Miami-Dade (County of) School Board; Series 2008 B, COP(c)(d)	5.25%	05/01/18	5,000	5,573,450
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS–NATL)(a)	5.00%	10/01/35	2,500	2,508,675
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(a)	5.75%	10/01/39	550	626,593
Series 2010, Water & Sewer System RB (INS–AGC)(a)	5.00%	10/01/39	4,500	5,081,355
Series 2010 B, Aviation RB (INS–AGM)(a)	5.00%	10/01/35	1,205	1,351,853
Series 2012 A, Ref. Aviation RB(f)	5.00%	10/01/30	2,000	2,227,440
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(a)	5.00%	10/01/35	3,800	4,202,458
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(a)	5.00%	07/01/30	625	689,106
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB(c)	5.25%	11/15/17	1,185	1,249,701
Series 2007, RB(c)(d)	5.88%	11/15/17	800	890,168
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(a)	5.00%	09/01/35	1,500	1,641,555
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(d)	5.35%	05/01/18	5,200	5,753,072
Reunion East Community Development District;
Series 2005, Special Assessment RB(h)	5.80%	05/01/36	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/36	255	251,999
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(e)	5.25%	10/01/27	3,500	3,682,455
Series 2007 A, Special Obligation RB(e)	5.75%	10/01/22	500	532,490
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,240	1,214,766
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(b)	5.00%	08/15/42	18,000	18,828,720
Sunrise (City of);
Series 1998, Ref. Utility System RB(c)(d)	5.20%	10/01/20	1,725	1,987,631
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.00%	10/01/28	1,150	1,272,533
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.20%	10/01/22	2,275	2,531,074
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)	6.00%	10/01/29	3,000	3,990,690
				136,148,860

Georgia–2.45%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(a)	5.25%	06/01/34	1,000	1,086,970
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/21	1,370	1,478,463
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/22	1,000	1,076,400
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,561,947
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,509,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/19	$1,000	$1,198,610
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/19	1,000	1,198,610
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/34	1,500	1,684,110
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.38%	11/01/39	1,500	1,696,665
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,717,620
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,196,890
Series 2010 C, Ref. General Airport RB (INS–AGM)(a)	5.25%	01/01/30	1,500	1,720,050
Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/40	18,420	20,797,654
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	682,446
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	791,917
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB(c)	6.50%	01/01/17	100	102,120
Series 1998 Y, Power RB (INS–NATL)(a)	6.50%	01/01/17	2,445	2,537,445
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.50%	07/01/34	1,000	1,115,960
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,198,740
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS–AGC)(a)	6.38%	08/01/29	2,135	2,400,252
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,644,705
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGM)(a)	5.50%	06/15/35	1,020	1,161,392
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	835,988
				56,393,954

Guam–0.05%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS–AGM)(a)	5.00%	10/01/37	1,100	1,228,590

Hawaii–0.43%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,278,820
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,609,020
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,346,500
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(b)(c)(d)	5.25%	04/01/19	4,120	4,726,176
				9,960,516

Idaho–0.53%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,146,060
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB(c)(d)	6.13%	12/01/18	655	762,826
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	525	543,239
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB(c)(d)	5.25%	07/15/18	4,230	4,750,078
Series 2008 A, Grant & RAB(c)(d)	5.25%	07/15/18	3,485	3,913,481
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class II, Single Family Mortgage RB(f)	5.85%	07/01/36	775	785,982
Series 2008 A, Class III, Single Family Mortgage RB(f)	5.70%	07/01/28	245	249,873
				12,151,539

Illinois–16.72%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,287,710
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,495,125
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS–AGC)(a)	5.13%	11/01/37	3,755	3,878,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(e)	7.00%	01/15/29	$3,925	$4,008,990
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(f)	6.13%	02/20/42	1,410	1,412,157
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/26	425	306,935
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/21	5,925	5,947,989
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/22	6,220	6,243,947
Series 2013 A, Ref. Second Lien RB(f)	5.50%	01/01/32	5,000	5,542,650
Series 2014 A, Ref. Second Lien RB(f)	5.00%	01/01/41	2,725	2,863,103
Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.00%	01/01/34	5,000	5,066,500
Series 2004 A, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.00%	01/01/29	1,000	1,003,920
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/24	6,000	6,092,280
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/26	3,855	3,912,054
Series 2005 A, Third Lien General Airport RB (INS–NATL)(a)	5.25%	01/01/24	5,000	5,075,550
Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/33	3,000	3,191,370
Series 2012 B, Ref. Sr. Lien General Airport RB(f)	5.00%	01/01/30	5,000	5,331,750
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/22	2,880	2,882,448
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(b)	5.00%	12/01/24	15,000	17,317,050
Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/44	12,000	13,451,520
Series 2015 C, Limited Tax GO Green Bonds(b)	5.00%	12/01/27	6,805	8,050,247
Series 2015 C, Limited Tax GO Green Bonds(b)	5.00%	12/01/28	4,000	4,703,640
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,299,743
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/25	4,840	5,105,861
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	12,000	12,739,680
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	8,195	8,564,758
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(a)	5.38%	01/01/17	2,000	2,049,040
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.63%	01/01/39	145	144,997
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/32	3,300	3,132,690
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/35	1,500	1,388,880
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/24	4,200	4,337,382
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	4,400	4,532,000
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	2,800	2,990,288
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	976,070
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	1,905	1,948,472
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/34	4,440	4,134,128
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/35	2,000	1,851,840
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/39	2,500	2,291,175
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/16	345	375,526
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/17	2,605	2,556,964
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/18	2,995	2,814,941
Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/20	4,050	3,509,730
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/26	2,600	2,805,348
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/27	990	1,067,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	$635	$537,547
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	5.10%	03/01/29	3,000	3,138,840
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(a)	5.85%	07/01/19	1,435	1,441,328
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(c)(d)	6.50%	11/01/18	1,000	1,168,980
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,788,275
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/39	1,865	1,965,132
Series 2014 A, RB	5.00%	09/01/42	1,290	1,355,326
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,190,650
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(c)	6.25%	04/15/22	1,000	1,191,980
Series 1992 C, RB(c)	6.25%	04/15/22	1,150	1,370,777
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(h)	5.50%	08/15/18	1,000	750
Series 2008 A, Ref. RB(h)	6.00%	08/15/22	250	187
Series 2008 A, Ref. RB(h)	6.13%	08/15/28	1,500	1,125
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/22	2,250	2,418,030
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,412,450
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/24	1,000	1,120,240
Series 2009 A, RB(b)	5.75%	08/15/30	2,000	2,292,880
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,355	810,832
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	2,000	2,186,880
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	12,000	13,141,200
Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/17	5,100	5,359,641
Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/18	5,050	5,408,045
Series 1999 B, RB (INS–AGM)(a)	5.25%	05/15/29	2,795	3,000,852
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,314,860
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(c)(d)	7.25%	11/01/18	4,500	5,365,260
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/38	6,750	7,387,605
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB(c)(d)	5.50%	08/01/17	3,500	3,818,185
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,007,120
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(a)	5.38%	03/01/35	1,000	1,106,830
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,162,560
Series 2011 A, RB	6.00%	08/15/41	4,000	4,683,240
Series 2011 A, RB (INS–AGM)(a)	6.00%	08/15/41	650	768,053
Illinois (State of) Finance Authority;
Series 2009, RB	6.13%	05/15/25	85	100,315
Series 2009, RB	6.13%	05/15/25	2,785	3,112,739
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS–NATL)(a)(i)	5.65%	06/15/22	20,000	21,261,200
Series 2002 B, Ref. RB (INS–NATL)(a)	5.40%	06/15/19	9,250	10,067,607
Series 2012 A, RB	5.00%	06/15/42	3,175	3,203,861
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB(c)(d)	5.00%	02/01/16	4,000	4,079,440
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(a)	5.25%	06/15/31	2,630	2,898,076
Series 2014, Ref. RB (INS–AGM)(a)	5.25%	06/15/32	2,395	2,614,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/38	$8,000	$8,780,720
Series 2015 A, RB(b)	5.00%	01/01/40	14,190	15,636,812
Illinois (State of);
Series 1991, Civic Center RB (INS–AMBAC)(a)	6.25%	12/15/20	2,540	2,807,005
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/31	2,775	2,812,379
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	4,129,280
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	2,650	2,713,229
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/17	2,875	2,821,985
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/17	3,915	3,773,434
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	01/01/17	3,000	2,973,180
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,190,807
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	01/01/16	1,330	1,327,925
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.25%	04/01/28	2,000	2,221,860
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.50%	04/01/26	2,000	2,254,800
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(h)	5.80%	03/01/37	1,500	511,875
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,152,310
Series 2010, RB	6.00%	06/01/28	10,000	11,763,200
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(h)	6.25%	03/01/35	958	522,273
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,083,850
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	526	528,788
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(f)	7.00%	12/01/42	410	428,106
				384,369,955

Indiana–2.78%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB(c)(d)	5.50%	03/01/17	325	348,946
Series 2007, Hospital RB	5.50%	03/01/22	175	184,947
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	12,029,050
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(f)	5.00%	09/01/46	3,270	3,395,797
Series 2014, RB(f)	5.25%	09/01/34	1,910	2,079,169
Series 2014, RB(f)	5.25%	09/01/40	2,730	2,901,963
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,306,230
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,629,100
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	05/15/41	2,000	2,124,980
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	225,858
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,420,420
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(f)	5.10%	01/15/17	1,500	1,585,530
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS–AMBAC)(a)(f)	5.00%	01/01/18	500	518,790
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,000	1,114,200
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS–AGM)(a)	5.25%	01/15/27	2,815	3,116,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB(c)(d)	5.25%	08/01/16	$1,570	$1,641,702
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS–NATL)(a)	5.40%	08/01/17	9,850	10,662,329
Rockville School Building Corp.; Series 2006, First Mortgage RB(c)(d)	5.00%	01/15/16	1,000	1,018,140
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/16	135	127,210
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/17	225	196,317
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(f)	6.75%	01/01/34	1,500	1,811,655
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(e)	5.50%	09/01/27	1,500	1,552,770
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB(d)(f)(j)	0.77%	12/02/19	10,000	9,881,100
				63,873,168

Iowa–2.20%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/34	1,860	2,012,799
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,553,070
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,102,020
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,655,685
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(b)(k)	5.00%	06/01/25	5,815	6,551,063
Series 2009 A, Special Obligation RB(b)(k)	5.00%	06/01/26	4,360	4,911,889
Series 2009 A, Special Obligation RB(b)(k)	5.00%	06/01/27	9,300	10,463,802
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	1,165	1,269,302
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS–AGC)(a)	5.25%	02/15/29	2,000	2,208,700
Series 2008 A, Health Facilities RB (INS–AGC)(a)	5.25%	08/15/29	1,500	1,672,695
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,770	1,851,066
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/46	635	566,788
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(f)	5.70%	12/01/27	7,025	7,552,788
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,287,419
				50,659,086

Kansas–0.58%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,712,655
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,092,410
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,183,820
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,121,650
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/44	2,000	2,169,400
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,629,915
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB (INS–BHAC)(a)	5.00%	09/01/29	2,000	2,220,840
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,180	1,301,269
				13,431,959

Kentucky–1.42%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,289,560
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,102,310
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC) (a)	6.00%	12/01/33	5,070	5,401,983
Subseries 2008 A-1, RB (INS–AGC) (a)	6.00%	12/01/38	4,000	4,257,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/40	$2,620	$2,732,084
Series 2015 A, Sr. RB	5.00%	01/01/45	2,200	2,292,334
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,659,456
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/28	3,000	3,346,290
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.25%	10/01/35	6,000	6,584,820
				32,666,437

Louisiana–2.48%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	597,894
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.50%	12/01/18	3,910	3,992,110
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB(c)(d)	5.25%	02/01/19	1,550	1,765,729
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,331,100
Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	5.38%	01/01/31	400	453,652
Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	6.00%	01/01/39	1,000	1,165,550
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.00%	10/01/25	1,000	1,122,050
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(h)	5.25%	07/01/17	1,364	477,632
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS–ACA)(a)	6.55%	09/01/25	4,860	5,285,542
Series 2000 A, RB (INS–AMBAC)(a)	6.30%	07/01/30	1,780	2,025,622
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,110,460
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.50%	02/01/39	1,500	1,679,460
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,833,072
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,061,099
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB(e)(f)	7.00%	07/01/24	3,695	3,706,307
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/26	1,010	1,316,848
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB(c)(d)	5.00%	05/01/16	2,500	2,579,700
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	2,000	2,276,100
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	605	660,460
Series 2014, Ref. Water RB	5.00%	12/01/44	1,020	1,114,656
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(a)	5.00%	12/01/30	2,580	2,920,147
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,164,950
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS–AGM)(a)	5.00%	04/01/31	2,645	2,942,615
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	9,442,650
				57,025,405

Maryland–1.29%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,072,060
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	2,053,940
Maryland (State of) Community Development Administration; Series 2007, RB(f)	5.05%	09/01/32	2,005	2,041,952
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	4,000	4,524,880
Series 2011 A, RB	6.25%	01/01/31	3,175	3,627,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	$4,250	$4,730,293
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,156,220
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	5,000	5,415,350
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,261,880
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,562,258
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,117,540
				29,563,620

Massachusetts–2.18%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(a)	5.25%	11/01/19	3,850	4,195,730
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,127,160
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(a)	5.38%	02/01/27	2,000	2,214,080
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/19	2,000	2,338,160
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)	5.50%	11/15/36	20,955	23,891,005
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/40	2,000	2,087,820
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(a)	5.25%	07/01/33	750	839,663
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	730,502
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(b)(c)(d)	5.50%	07/01/18	6,680	7,548,667
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,050	1,102,721
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,171,400
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,102,710
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB(f)	5.10%	12/01/27	1,685	1,725,962
				50,075,580

Michigan–1.16%
Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS–AGM)(a)	6.25%	07/01/36	1,000	1,085,830
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	575,845
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/44	2,720	2,836,443
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/33	1,355	1,445,568
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/37	2,000	2,170,740
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/27	4,000	4,543,480
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/29	1,355	1,479,159
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/29	4,000	4,069,160
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(f)	7.50%	01/01/21	1,145	1,129,474
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(f)	5.00%	12/01/32	1,500	1,596,420
Series 2012 B, RB(f)	5.00%	12/01/37	1,500	1,572,330
Series 2012 D, Ref. RB(f)	5.00%	12/01/28	2,500	2,743,875
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,427,696
				26,676,020

Minnesota–0.82%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(c)(d)	6.75%	11/15/18	3,000	3,509,850
Series 2008 B, Health Care System RB (INS–AGC)(a)	6.50%	11/15/38	5,275	6,018,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	$1,890	$1,891,890
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/30	1,060	1,167,770
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB(c)(d)	5.75%	07/01/19	2,000	2,344,420
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB(c)(d)	5.25%	11/15/16	3,800	4,020,704
				18,952,882

Mississippi–0.07%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,675	1,683,375

Missouri–1.48%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(a)	5.00%	10/01/39	2,000	2,181,780
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,408,365
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,016,360
Gladstone (City of); Series 2006 A, COP(c)(d)	5.00%	06/01/16	1,295	1,341,491
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,032,799
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	555	587,301
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	445	468,220
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	225	231,552
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,761,675
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,224,780
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,020,462
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,432,630
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	453,546
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/43	1,750	1,960,682
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,031,780
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	1,350	1,355,143
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,589,990
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	519,215
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,290,463
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS–AMBAC)(a)	4.50%	02/15/28	1,000	1,009,980
				33,918,214

Montana–0.05%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(a)	5.75%	01/01/31	1,000	1,160,210

Nebraska–1.11%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	2,000	2,179,640
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	4,000	4,488,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Nebraska (State of) Public Power District;
Series 2007 B, RB(c)(d)	5.00%	07/01/17	$9,820	$10,605,600
Series 2007 B, RB (INS–BHAC)(a)	5.00%	01/01/37	5,750	6,101,210
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,103,590
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,083,890
				25,562,810

Nevada–0.95%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,229,080
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,238,440
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	5,500	6,158,130
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds(c)(d)	5.63%	07/01/18	1,500	1,699,395
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS–AMBAC)(a)	6.50%	06/01/17	3,000	3,302,820
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,333,360
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	893,288
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	405	414,007
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	450	457,776
Nevada (State of) (Municipal Bond Bank — R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/23	30	30,123
				21,756,419

New Hampshire–0.61%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	5,250	5,560,905
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	945	1,011,462
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	6,226,980
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,242,087
				14,041,434

New Jersey–3.82%
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(f)	5.00%	12/01/24	4,000	4,484,520
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS–NATL)(a)(l)	9.91%	09/19/19	1,100	1,227,512
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/32	675	610,004
Series 2012 C, RB	5.30%	07/01/44	2,380	2,108,204
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,360,928
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB(c)(d)	5.25%	11/15/16	750	792,645
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(f)	5.38%	01/01/43	1,500	1,611,945
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	3,885	4,241,954
Series 2009, School Facilities Construction RB(c)(d)	5.50%	12/15/18	645	739,673
Series 2009, School Facilities Construction RB (INS–AGC)(a)	5.50%	12/15/34	355	391,551
Series 2009 BB, School Facilities Construction RB(c)(d)	5.00%	09/01/19	1,750	2,012,500
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,228,210
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,067,630
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,171,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	$4,000	$4,554,440
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,511,120
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,101,920
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/28	1,150	1,194,769
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS–AGC)(a)(g)	0.00%	12/15/26	10,000	5,809,600
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(c)	6.50%	01/01/16	130	132,765
Series 1991 C, RB(c)	6.50%	01/01/16	195	199,148
Series 1991 C, RB (INS–NATL)(a)	6.50%	01/01/16	370	377,641
Series 2009 H, RB	5.00%	01/01/36	1,000	1,093,880
Series 2009 I, RB	5.00%	01/01/35	2,000	2,209,180
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/19	9,000	9,034,830
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	11,625	11,232,191
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	3,330	2,510,487
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	8,830	7,487,575
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	9,500	7,242,610
				87,741,242

New Mexico–0.44%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/20	2,000	2,218,580
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,525,047
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)(c)	6.38%	08/01/32	3,000	3,470,460
				10,214,087

New York–8.65%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(g)	0.00%	07/15/35	5,000	1,974,700
Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,111,974
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,310,506
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,480	4,207,571
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB(d)(j)	0.78%	11/01/18	2,000	1,999,480
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(g)	0.00%	06/01/17	5,000	4,903,650
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,766,200
Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	5,000	5,723,750
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/41	2,000	2,231,220
Series 2013 A, RB	5.00%	11/15/38	3,025	3,350,520
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,495,000
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,377,805
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/27	5,000	5,444,600
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	2,500	2,696,000
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(a)	6.38%	01/01/39	1,000	1,141,060
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(b)	5.00%	06/15/45	28,610	31,554,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(b)	5.25%	01/15/39	$2,000	$2,221,700
Series 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/38	5,465	6,164,739
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/28	5,570	6,275,552
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/29	4,455	5,010,360
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/30	4,455	4,991,738
Subseries 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/42	12,625	14,173,961
New York (City of);
Subseries 2007 D-1, Unlimited Tax GO Bonds(c)(d)	5.13%	12/01/17	1,265	1,388,970
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	1,235	1,357,066
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,433,816
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/31	21,885	25,278,707
New York (State of) Dormitory Authority (North Shore—Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,095,550
Series 2011 A, RB	5.00%	05/01/41	1,000	1,087,430
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,137,150
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(c)	7.38%	07/01/16	1,575	1,659,452
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(b)	5.00%	03/15/40	12,030	13,526,532
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(f)(l)	13.49%	07/01/26	3,000	3,031,320
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(l)	12.30%	04/01/20	2,500	2,505,100
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/28	2,000	2,225,700
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	557,420
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(e)	5.00%	11/15/44	10,905	10,960,179
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(e)(h)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	665	667,727
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,366,605
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB(c)	5.50%	01/01/17	1,305	1,340,431
Series 1993 B, General Purpose RB(c)	5.00%	01/01/20	1,960	2,195,161
				198,940,666

North Carolina–0.71%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB(c)(d)	5.25%	04/01/18	5,875	6,531,707
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(f)	5.00%	06/30/54	2,775	2,887,471
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,112,760
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,032,960
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,026,300
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS–AGC)(a)	5.13%	01/01/24	2,000	2,174,860
Oak Island (Town of); Series 2009, Enterprise System RB(c)(d)	6.00%	06/01/19	500	589,720
				16,355,778

North Dakota–0.34%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/37	1,000	1,089,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	$1,250	$1,515,500
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,002,470
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,104,920
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS–AMBAC)(a)	5.00%	04/01/27	1,085	1,141,333
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,009,200
				7,863,163

Ohio–3.72%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB(h)	6.25%	09/01/20	2,760	2,213,216
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,100,520
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,126,998
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(c)(d)	5.00%	06/01/19	1,000	1,142,800
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	13,075	10,542,895
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(a)	5.50%	01/01/21	3,375	3,765,285
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(g)	0.00%	11/15/25	2,895	2,035,561
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,458,100
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/24	760	812,280
Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/34	2,450	2,613,464
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	511,350
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,738,375
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,641,400
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,828,470
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)	5.00%	04/01/24	1,750	1,901,148
Series 2006 H, Hospital Facilities RB (INS–AGC)(a)	5.00%	02/01/24	4,810	5,227,171
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,864,625
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,605,615
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	5,198,500
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,237,163
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	3,000	3,306,990
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,269,738
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(f)	6.10%	09/20/49	2,845	3,018,773
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	2,140	2,202,081
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds(c)(d)	5.00%	06/01/18	1,000	1,112,980
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/45	3,000	3,010,770
				85,486,268

Oklahoma–0.99%
Grand River Dam Authority;
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/21	3,735	4,139,164
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/22	3,735	4,141,891
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/23	6,350	7,024,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS–AMBAC)(a)	5.50%	06/01/24	$2,000	$2,008,700
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(d)(f)	5.00%	06/01/25	5,000	5,430,850
				22,744,912

Oregon–0.53%
Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	06/01/31	750	840,352
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.13%	06/01/36	500	561,725
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/34	2,000	2,202,660
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,607,145
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	1,001,268
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,096,350
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,119,430
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/33	3,500	3,845,485
				12,274,415

Pennsylvania–1.84%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	786,555
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,622,347
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,111,160
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS–AGM)(a)	5.20%	09/01/35	1,000	1,099,010
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	2,258,535
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS–AGC)(a)	5.50%	10/01/32	2,250	2,450,115
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(e)(f)	5.50%	11/01/44	3,300	3,396,657
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/38	3,000	3,041,100
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	546,245
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/39	1,850	2,025,343
Subseries 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/24	4,000	4,474,880
Subseries 2010 B-2, Sub. Conv. CAB RB(i)	5.75%	12/01/28	4,550	4,989,348
Subseries 2010 B-2, Sub. Conv. CAB RB(i)	6.00%	12/01/34	2,750	3,000,195
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB(i)	5.13%	12/01/40	5,500	3,832,620
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	547,300
Series 2009 B, Limited Tax GO Bonds(c)(d)	7.00%	07/15/16	2,425	2,567,396
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	2,000	2,253,860
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(a)	5.00%	11/15/33	2,000	2,181,260
				42,183,926

Puerto Rico–0.40%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB(c)(g)	0.00%	07/01/17	9,655	9,165,395
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB(c)(d)	5.50%	08/01/19	20	23,307
				9,188,702

Rhode Island–0.57%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	559,060
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(a)(f)	5.25%	07/01/28	1,810	1,972,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.25%	05/15/30	$500	$572,430
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/45	10,000	9,886,100
				12,990,454

South Carolina–1.63%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(c)(d)	5.25%	12/01/15	5,000	5,063,750
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS–SGI)(a)	4.63%	04/01/30	1,500	1,563,375
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,328,353
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,185,140
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,165,160
Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.00%	01/01/30	500	550,320
Series 2011 D, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,000	1,174,470
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,114,470
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.38%	02/01/29	2,000	2,194,020
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	3,000	3,342,060
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	2,102,500
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,080,700
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	3,850	4,322,164
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	711,132
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/47	306	30,546
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	502,410
South Carolina (State of) Public Service Authority;
Series 2008 A, RB(c)(d)	5.50%	01/01/19	160	183,573
Series 2008 A, RB	5.50%	01/01/38	1,840	2,059,254
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(a)	5.25%	04/15/22	4,465	4,868,547
				37,541,944

South Dakota–0.54%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,676,415
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,327,080
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(c)(d)	5.50%	08/01/18	4,000	4,523,080
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	142,225
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs.(c)	6.70%	09/01/17	1,740	1,841,703
				12,510,503

Tennessee–0.47%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,001,250
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,033,320
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,241,660
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,154,400
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,589,295
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	1,154,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.);
Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/34	$500	$513,380
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/44	1,165	1,188,428
				10,875,809

Texas–10.60%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(f)	4.85%	04/01/21	3,615	3,670,129
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(f)(h)	6.50%	11/01/29	430	167,206
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/34	1,000	1,059,320
Beaumont (City of); Series 2008, Limited Tax GO Ctfs.(c)(d)	5.00%	03/01/17	1,000	1,067,150
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(a)	5.00%	08/15/39	1,020	1,112,279
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,620,975
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(c)	7.00%	05/01/21	500	610,685
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(f)	5.95%	05/15/33	1,100	1,214,972
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(d)(f)	5.90%	05/01/28	1,050	1,138,242
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	5,176,395
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,141,440
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,719,400
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/43	2,000	2,369,900
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/30	2,000	1,991,680
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.25%	08/15/34	4,000	4,459,360
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/34	1,250	1,316,638
Series 2014 A, Ref. RB	5.25%	09/01/44	1,500	1,572,540
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,105,654
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(g)	0.00%	08/15/23	2,000	1,655,440
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	6,665	8,457,885
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,297,614
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,110,640
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	913,440
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,236,037
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.25%	12/01/18	1,000	1,200,520
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/26	3,860	4,262,019
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/27	3,180	3,496,505
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,851,118
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/26	8,750	5,853,400
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/27	3,600	2,288,340
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	972,624
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(c)(d)	6.50%	05/15/21	935	1,182,392
Series 2011, RB	6.50%	05/15/31	805	956,058
Series 2011 A, RB(c)(d)	6.88%	05/15/21	1,700	2,184,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	$6,875	$7,304,275
Laredo Community College District; Series 2010, Combined Fee RB (INS–AGM)(a)	5.25%	08/01/35	1,000	1,132,360
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,090,850
Series 2012, Special Facilities RB(f)	5.00%	11/01/28	2,000	2,211,300
Lower Colorado River Authority;
Series 2012 A, Ref. RB(c)(d)	5.00%	05/15/22	10	11,989
Series 2012 A, Ref. RB	5.00%	05/15/30	4,585	5,126,259
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,091,680
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(c)(d)	6.00%	02/15/19	2,500	2,910,075
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/30	1,750	1,831,812
Series 2014, Ref. RB	5.13%	02/15/42	2,000	2,048,180
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	2,350	2,628,193
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/46	3,000	3,074,400
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,405,166
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,118,920
Series 2008, Ref. First Tier RB(c)(d)	6.00%	01/01/18	1,755	1,965,740
Series 2008, Ref. First Tier RB	6.00%	01/01/23	245	270,838
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,803,625
Series 2008 A, Ref. First Tier System RB (INS–AGC)(a)	5.63%	01/01/33	1,750	1,905,172
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/28	12,800	8,119,424
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/29	2,165	1,309,782
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/31	4,710	2,603,076
Series 2008 F, Ref. Second Tier System RB(c)(d)	6.13%	01/01/16	5,000	5,094,300
Series 2008 K-1, Ref. First Tier System RB (INS–AGC)(a)	5.75%	01/01/38	1,630	1,830,604
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,075,880
Series 2014 C, Ref. Floating Rate First Tier RB(d)(j)	0.69%	01/01/20	5,000	4,927,900
Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	07/15/25	2,750	2,768,315
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	03/01/27	2,000	2,013,320
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.13%	02/15/31	1,000	1,109,760
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.30%	08/01/31	860	975,206
Series 2009, Limited Tax GO Ctfs. (INS–AGC)(a)	5.38%	08/01/32	755	854,532
Pharr-San Juan-Alamo Independent School District;
Series 2006, Ref. Unlimited Tax GO Bonds(c)(d)	5.13%	02/01/16	570	581,839
Series 2006, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.13%	02/01/24	440	448,734
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	6.75%	11/15/24	750	863,760
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	1,700	1,706,086
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,423,504
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,092,450
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds(c)(d)	5.25%	02/15/19	105	120,062
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/31	395	439,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	$1,250	$1,384,138
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	1,000	1,093,930
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,173,760
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	351,935
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	529,135
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,202,760
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,245,254
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,523,925
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(c)(d)	5.75%	07/01/16	30	31,139
Series 2008, Ref. RB(c)(d)	6.50%	01/01/19	875	1,026,541
Series 2008, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	1,690	1,798,211
Series 2008, Ref. RB (INS–AGC)(a)	6.50%	07/01/37	3,375	3,830,692
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	2,871,909
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP–GNMA)(f)(l)	13.39%	07/02/24	175	185,227
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/36	7,670	3,017,915
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/37	9,995	3,703,847
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB(c)(d)	5.00%	04/01/16	2,000	2,055,700
Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)(c)(d)	5.00%	04/01/18	3,650	4,045,660
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(c)(g)	0.00%	08/15/27	30	21,688
Series 2002 A, First Tier CAB RB (INS–BHAC)(a)(g)	0.00%	08/15/27	970	645,942
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,822,778
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	4,485	5,371,595
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,265,640
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,896,956
Series 2012, Gas Supply RB	5.00%	12/15/31	1,875	2,020,687
Series 2012, Gas Supply RB	5.00%	12/15/32	3,865	4,152,556
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,397,045
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(f)	7.00%	12/31/38	3,475	4,324,707
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,440,447
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,874,536
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,256,240
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,108,150
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/23	1,790	1,961,088
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(a)	5.38%	11/15/24	1,300	1,313,767
				243,667,123

Utah–0.18%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(a)	5.25%	12/01/33	710	781,547
Provo (City of); Series 1984 A, Electric RB(c)	10.38%	09/15/15	90	90,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	$600	$617,028
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(c)(d)	5.00%	06/15/18	1,050	1,170,005
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB(f)	5.70%	07/01/28	1,375	1,422,011
				4,080,947

Vermont–0.35%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,424,354
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,440,587
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	3,405,666
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(a)	5.00%	12/01/34	1,565	1,658,446
				7,929,053

Virgin Islands–0.21%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	4,017,924
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	811,755
				4,829,679

Virginia–1.14%
Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,172,860
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(c)(d)	6.00%	12/01/18	1,000	1,162,320
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(f)	5.00%	07/01/27	4,465	4,837,649
Series 2012, Sr. Lien RB(f)	5.50%	01/01/42	4,920	5,349,516
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(f)	5.00%	07/01/34	6,735	7,110,476
Series 2012, Sr. Lien RB(f)	5.00%	01/01/40	2,535	2,650,064
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,298,780
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	538	557,212
				26,138,877

Washington–2.61%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,125,750
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	961,068
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB(c)(d)(f)	5.30%	06/01/17	1,025	1,095,653
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)	5.25%	12/01/28	3,575	3,901,290
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/23	2,100	2,214,597
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/24	2,000	2,108,120
Seattle (City of);
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,710,165
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,293,760
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,386,813
Series 2011, RB	6.00%	01/01/31	1,500	1,702,380
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB(c)(d)	5.25%	08/15/18	1,000	1,123,710
Series 2008 B, RB(c)(d)	6.00%	08/15/19	2,000	2,371,920
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(a)	5.25%	10/01/33	5,000	5,519,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	$500	$538,130
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,603,170
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	6.50%	07/01/30	800	821,536
Series 2015 A, RB(e)	6.75%	07/01/35	820	844,830
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/27	1,100	1,152,481
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)(d)	5.00%	07/01/17	2,250	2,430,855
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	08/01/30	21,500	24,178,685
				60,084,513

West Virginia–0.11%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(f)	5.50%	10/15/37	1,000	1,047,840
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	256,108
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,176,626
				2,480,574

Wisconsin–1.16%
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(f)	5.38%	11/01/21	2,000	2,147,860
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,183,450
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/30	1,500	1,651,050
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	808,260
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(c)(d)	5.50%	05/01/21	2,000	2,415,160
Series 2011 A, RB(c)(d)	5.75%	05/01/21	1,000	1,221,050
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB(c)(d)	6.38%	02/15/19	500	589,280
Series 2009, RB(c)(d)	6.63%	02/15/19	1,000	1,187,020
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/44	3,125	3,351,844
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(f)	5.30%	09/01/23	1,680	1,746,108
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	1,955	1,965,068
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,680,202
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,753,700
				26,700,052

Wyoming–0.45%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,549,160
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(f)	5.60%	12/01/35	2,005	2,025,371
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,142,370
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,563,125
				10,280,026
TOTAL INVESTMENTS(m)–109.82% (Cost $2,330,708,705)				2,524,761,784
FLOATING RATE NOTE OBLIGATIONS–(10.87)%
Notes with interest and fee rates ranging from 0.54% to 0.97% at 08/31/15 and contractual maturities of collateral ranging from 05/15/23 to 06/15/45 (See Note 1J)(n)				(249,800,000)
OTHER ASSETS LESS LIABILITIES–1.05%				24,140,003
NET ASSETS–100.00%				$2,299,101,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Municipal Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $63,126,278, which represented 2.75% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $3,894,274, which represented less than 1% of the Fund’s Net Assets.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,949,159, which represented less than 1% of the Fund’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	7.7%
Assured Guaranty Municipal Corp.	7.3
National Public Finance Guarantee Corp.	5.4

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2015. At August 31, 2015, the Fund’s investments with a value of $429,172,022 are held by TOB Trusts and serve as collateral for the $249,800,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2015

Revenue Bonds	79.7%
General Obligation Bonds	10.2
Pre-Refunded Bonds	10.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $2,330,708,705)	$2,524,761,784
Cash	8,033,272
Receivable for:
Investments sold	1,221,656
Fund shares sold	3,123,494
Interest	29,282,663
Investment for trustee deferred compensation and retirement plans	338,569
Other assets	86,792
Total assets	2,566,848,230

Liabilities:
Floating rate note obligations	249,800,000
Payable for:
Investments purchased	12,001,939
Fund shares reacquired	1,511,505
Dividends	3,033,370
Accrued fees to affiliates	829,717
Accrued trustees’ and officers’ fees and benefits	6,917
Accrued other operating expenses	88,684
Trustee deferred compensation and retirement plans	474,311
Total liabilities	267,746,443
Net assets applicable to shares outstanding	$2,299,101,787

Net assets consist of:
Shares of beneficial interest	$2,322,020,746
Undistributed net investment income	11,559,678
Undistributed net realized gain (loss)	(228,531,716)
Net unrealized appreciation	194,053,079
$2,299,101,787

Net Assets:
Class A	$1,649,127,113
Class B	$10,662,327
Class C	$121,263,161
Class Y	$403,944,601
Investor Class	$114,104,585

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	122,121,774
Class B	791,354
Class C	9,022,009
Class Y	29,917,684
Investor Class	8,442,836
Class A:
Net asset value per share	$13.50
Maximum offering price per share
(Net asset value of $13.50 ÷ 95.75%)	$14.10
Class B:
Net asset value and offering price per share	$13.47
Class C:
Net asset value and offering price per share	$13.44
Class Y:
Net asset value and offering price per share	$13.50
Investor Class:
Net asset value and offering price per share	$13.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$61,996,747

Expenses:
Advisory fees	5,356,010
Administrative services fees	236,563
Custodian fees	24,827
Distribution fees:
Class A	2,074,085
Class B	59,078
Class C	591,546
Investor Class	90,708
Interest, facilities and maintenance fees	785,041
Transfer agent fees	851,491
Trustees’ and officers’ fees and benefits	32,519
Other	240,097
Total expenses	10,341,965
Net investment income	51,654,782

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	185,031
Change in net unrealized appreciation (depreciation) of investment securities	(44,132,751)
Net realized and unrealized gain (loss)	(43,947,720)
Net increase in net assets resulting from operations	$7,707,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$51,654,782	$96,248,622
Net realized gain (loss)	185,031	(2,076,351)
Change in net unrealized appreciation (depreciation)	(44,132,751)	83,043,631
Net increase in net assets resulting from operations	7,707,062	177,215,902

Distributions to shareholders from net investment income:
Class A	(34,960,673)	(67,584,908)
Class B	(204,911)	(492,663)
Class C	(2,045,597)	(3,468,442)
Class Y	(9,361,842)	(18,536,970)
Investor Class	(2,514,845)	(4,930,462)
Total distributions from net investment income	(49,087,868)	(95,013,445)

Share transactions-net:
Class A	18,401,021	33,606,178
Class B	(1,962,408)	(3,310,273)
Class C	9,868,464	15,259,659
Class Y	(15,836,643)	509,704
Investor Class	(1,036,811)	700,618
Net increase in net assets resulting from share transactions	9,433,623	46,765,886
Net increase (decrease) in net assets	(31,947,183)	128,968,343

Net assets:
Beginning of period	2,331,048,970	2,202,080,627
End of period (includes undistributed net investment income of $11,559,678 and $8,992,764, respectively)	$2,299,101,787	$2,331,048,970

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

34                         Invesco Municipal Income Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund

35                         Invesco Municipal Income Fund

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

36                         Invesco Municipal Income Fund

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit annual fund expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.50% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A and Investor Class shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $164,320 in front-end sales commissions from the sale of Class A shares and $5,810, $4,085 and $514 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

37                         Invesco Municipal Income Fund

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2015 were $242,349,167 and 0.62%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$12,308,190	$—	$12,308,190
February 28, 2017	98,220,453	—	98,220,453
February 28, 2018	22,264,986	—	22,264,986
February 28, 2019	21,329,984	—	21,329,984
Not subject to expiration	19,816,696	54,132,053	73,948,749
	$173,940,309	$54,132,053	$228,072,362

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38                         Invesco Municipal Income Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $196,473,848 and $161,335,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$208,583,761
Aggregate unrealized (depreciation) of investment securities	(8,490,438)
Net unrealized appreciation of investment securities	$200,093,323

Cost of investments for tax purposes is $2,324,668,461.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	7,030,419	$95,476,334	14,906,377	$202,579,588
Class B	3,348	45,792	26,001	351,855
Class C	1,743,263	23,576,516	2,270,887	30,824,630
Class Y	1,184,644	16,105,454	3,287,557	44,747,421
Investor Class	126,485	1,725,049	400,567	5,455,943

Issued as reinvestment of dividends:
Class A	1,631,964	22,135,489	3,150,443	42,849,276
Class B	9,291	125,779	21,477	291,234
Class C	101,626	1,371,923	165,994	2,248,056
Class Y	390,009	5,290,566	767,506	10,437,921
Investor Class	138,767	1,883,931	271,757	3,699,504

Automatic conversion of Class B shares to Class A shares:
Class A	69,457	942,595	142,276	1,931,959
Class B	(69,611)	(942,595)	(142,637)	(1,931,959)

Reacquired:
Class A	(7,382,444)	(100,153,397)	(15,745,680)	(213,754,645)
Class B	(88,136)	(1,191,384)	(149,626)	(2,021,403)
Class C	(1,117,143)	(15,079,975)	(1,319,279)	(17,813,027)
Class Y	(2,754,731)	(37,232,663)	(4,035,085)	(54,675,638)
Investor Class	(342,572)	(4,645,791)	(622,887)	(8,454,829)
Net increase in share activity	674,636	$9,433,623	3,395,648	$46,765,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39                         Invesco Municipal Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/15	$13.75	$0.31	$(0.27)	$0.04	$(0.29)	$13.50	0.28%	$1,649,127	0.90	%(e)	0.90	%(e)	0.83	%(e)	4.43	%(e)	6%
Year ended 02/28/15	13.25	0.58	0.49	1.07	(0.57)	13.75	8.20	1,660,106	0.93		0.93		0.87		4.24		10
Year ended 02/28/14	13.99	0.58	(0.76)	(0.18)	(0.56)	13.25	(1.16)	1,567,766	0.90		0.90		0.81		4.42		8
Year ended 02/28/13	13.69	0.58	0.30	0.88	(0.58)	13.99	6.56	1,543,852	0.87		0.87		0.81		4.20		11
Year ended 02/29/12	12.54	0.60	1.17	1.77	(0.62)	13.69	14.47	1,486,245	0.90		0.90		0.83		4.58		15
Five months ended 02/28/11	13.52	0.27	(0.98)	(0.71)	(0.27)	12.54	(5.25)	518,732	0.93	(f)	0.93	(f)	0.86	(f)	5.08	(f)	3
Year ended 09/30/10	13.34	0.68	0.16	0.84	(0.66)	13.52	6.54	619,236	0.95		0.95		0.87		5.14		10
Class B
Six months ended 08/31/15	13.71	0.26	(0.26)	0.00	(0.24)	13.47	(0.03)	10,662	1.65	(e)	1.65	(e)	1.58	(e)	3.68	(e)	6
Year ended 02/28/15	13.22	0.48	0.48	0.96	(0.47)	13.71	7.33	12,843	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.97	0.48	(0.77)	(0.29)	(0.46)	13.22	(1.99)	15,617	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.66	0.48	0.31	0.79	(0.48)	13.97	5.85	19,985	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.52	0.50	1.16	1.66	(0.52)	13.66	13.56	23,656	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.50	0.23	(0.98)	(0.75)	(0.23)	12.52	(5.57)	17,918	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.32	0.57	0.17	0.74	(0.56)	13.50	5.76	23,116	1.70		1.70		1.62		4.38		10
Class C
Six months ended 08/31/15	13.68	0.25	(0.25)	0.00	(0.24)	13.44	(0.03)	121,263	1.65	(e)	1.65	(e)	1.58	(e)	3.68	(e)	6
Year ended 02/28/15	13.19	0.48	0.48	0.96	(0.47)	13.68	7.34	113,479	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.94	0.48	(0.77)	(0.29)	(0.46)	13.19	(2.00)	94,658	1.65		1.65		1.56		3.67		8
Year ended 02/28/13	13.64	0.48	0.30	0.78	(0.48)	13.94	5.77	79,577	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.50	0.50	1.16	1.66	(0.52)	13.64	13.58	68,495	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.47	0.23	(0.97)	(0.74)	(0.23)	12.50	(5.51)	39,563	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.30	0.57	0.16	0.73	(0.56)	13.47	5.69	51,613	1.70		1.70		1.62		4.38		10
Class Y(g)
Six months ended 08/31/15	13.74	0.32	(0.26)	0.06	(0.30)	13.50	0.48	403,945	0.65	(e)	0.65	(e)	0.58	(e)	4.68	(e)	6
Year ended 02/28/15	13.25	0.61	0.48	1.09	(0.60)	13.74	8.39	427,397	0.68		0.68		0.62		4.49		10
Year ended 02/28/14	13.98	0.62	(0.75)	(0.13)	(0.60)	13.25	(0.84)	411,718	0.65		0.65		0.56		4.67		8
Year ended 02/28/13	13.68	0.62	0.30	0.92	(0.62)	13.98	6.82	462,658	0.62		0.62		0.56		4.45		11
Year ended 02/29/12	12.53	0.64	1.16	1.80	(0.65)	13.68	14.76	477,455	0.65		0.65		0.58		4.83		15
Five months ended 02/28/11	13.51	0.28	(0.97)	(0.69)	(0.29)	12.53	(5.16)	6,370	0.68	(f)	0.68	(f)	0.61	(f)	5.33	(f)	3
Year ended 09/30/10	13.33	0.71	0.16	0.87	(0.69)	13.51	6.81	3,625	0.70		0.70		0..62		5.37		10
Investor Class
Six months ended 08/31/15	13.76	0.31	(0.26)	0.05	(0.30)	13.51	0.34 (h)	114,105	0.80	(e)(h)	0.80	(e)(h)	0.73	(e)(h)	4.53	(e)(h)	6
Year ended 02/28/15	13.26	0.59	0.49	1.08	(0.58)	13.76	8.31 (h)	117,224	0.81	(h)	0.81	(h)	0.75	(h)	4.36	(h)	10
Year ended 02/28/14(i)	13.14	0.37	0.11	0.48	(0.36)	13.26	3.75	112,322	0.82	(f)	0.82	(f)	0.73	(f)	4.50	(f)	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	For the year ended September 30, 2010, ratio does not exclude facilities and maintenance fees.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2014, the portfolio turnover calculation excludes securities purchased of $477,613,840 and sold of $105,913,153 in effort to realign the Fund’s portfolio after the reorganization of lnvesco Municipal Bond Fund into the Fund. For the year ended February 29, 2012, the portfolio turnover calculation excludes securities purchased of $1,346,611,089 and sold of $222,312,073 in effort to realign the Fund’s portfolio after the reorganization of lnvesco Van Kampen Insured Tax Free Fund and lnvesco Tax-Exempt Securities Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,650,250, $11,751, $117,666, $416,791 and $115,497 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Annualized.
(g)	On June 1, 2010, Class I shares of Invesco Van Kampen Municipal Income Fund were reorganized into Class Y shares of the Fund.
(h)	The total return, ratio of expenses to average net assets and ration of net investment income to average net assets reflect actual 12b-1 fees of 0.15% and 0.13% for the six months ended August 31, 2015 and the year ended February 28, 2015, respectively.
(i)	Commencement date of July 15, 2013.

40                         Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period [2]
A	$1,000.00	$1,002.80	$4.53	$1,020.61	$4.57	0.90%
B	1,000.00	999.70	8.29	1,016.84	8.36	1.65
C	1,000.00	999.70	8.29	1,016.84	8.36	1.65
Y	1,000.00	1,004.80	3.28	1,021.87	3.30	0.65
Investor	1,000.00	1,003.40	4.03	1,021.11	4.06	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

41                         Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Municipal Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three, and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index

42                         Invesco Municipal Income Fund

for the one and five year periods and below the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco

Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

43                         Invesco Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 VK-MINC-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco New York Tax Free Income Fund
Nasdaq: A: VNYAX ¡ B: VBNYX ¡ C: VNYCX ¡ Y: VNYYX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

10 Financial Statements

12 Notes to Financial Statements

18 Financial Highlights

19 Fund Expenses

20 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/15 to 8/31/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.53%
Class B Shares	0.53
Class C Shares	0.15
Class Y Shares	0.59
S&P Municipal Bond Index▼ (Broad Market Index)	0.21
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)	0.76
Lipper New York Municipal Debt Funds Index■ (Peer Group Index)	0.13

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond New York 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance of New York issued US municipals whose maturities are greater than or equal to five years.

    The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco New York Tax Free Income Fund

Average Annual Total Returns
As of 8/31/15, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	5.11%
10 Years	3.51
5 Years	3.33
1 Year	-0.89

Class B Shares
Inception (7/29/94)	5.03%
10 Years	3.81
5 Years	3.92
1 Year	-1.49

Class C Shares
Inception (7/29/94)	4.55%
10 Years	3.19
5 Years	3.46
1 Year	1.72

Class Y Shares
10 Years	4.09%
5 Years	4.47
1 Year	3.75

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 6/30/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	5.09%
10 Years	3.47
5 Years	3.81
1 Year	-0.24

Class B Shares
Inception (7/29/94)	5.01%
10 Years	3.75
5 Years	4.39
1 Year	-0.79

Class C Shares
Inception (7/29/94)	4.54%
10 Years	3.15
5 Years	3.94
1 Year	2.44

Class Y Shares
10 Years	4.04%
5 Years	4.95
1 Year	4.41

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.03%, 1.03%, 1.78% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC;therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco New York Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, econo-mists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.86%
New York–97.61%
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	$1,000	$1,024,750
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB(a)(b)	5.75%	11/15/17	400	444,552
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(c)	5.00%	12/15/25	500	553,315
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB(a)(b)	6.25%	11/15/20	1,000	1,243,080
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	569,475
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(d)	0.00%	07/15/34	3,685	1,530,638
Series 2009, PILOT RB	6.25%	07/15/40	685	786,606
Series 2009, PILOT RB	6.38%	07/15/43	475	550,877
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/35	1,000	1,118,430
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/37	1,035	1,086,853
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	526,305
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB(e)(f)	5.00%	01/01/35	1,100	1,169,927
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	384,248
Series 2012, RB	5.00%	08/01/42	1,750	1,873,322
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/45	1,160	1,284,317
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/44	600	648,654
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	1,014,180
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(g)	5.25%	05/01/30	2,850	3,295,854
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	850	798,311
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB(e)	5.20%	12/01/23	1,100	1,108,283
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,492,505
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,596,756
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,006,800
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(c)(d)	0.00%	06/01/18	2,000	1,910,140
Series 2008 A, Electric System General RB (INS–BHAC)(c)	5.50%	05/01/33	355	406,386
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	704,532
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,696,305
Series 2012 H, RB	5.00%	11/15/30	750	869,317
Series 2013 E, RB	5.00%	11/15/30	1,000	1,143,690
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	399,071
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	967,977
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	180	177,849
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	65	3,566
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,035,908
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	750	801,120
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	985,800
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(c)(e)	5.75%	12/01/22	2,000	2,010,420
Series 2010, Special Obligation RB	6.00%	12/01/42	860	1,001,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(c)	5.25%	11/01/37	$1,300	$1,401,920
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(c)	5.00%	01/01/36	1,140	1,168,329
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB(a)(e)	5.50%	01/01/16	2,000	2,032,980
Series 2005, Special Facility RB(a)(e)	5.50%	01/01/16	2,000	2,032,160
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,284,380
Subseries 2011 A-1, VRD Water & Sewer System RB(h)	0.01%	06/15/44	1,000	1,000,000
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	556,315
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	850	961,749
Series 2009 S-3, Building Aid RB(g)	5.25%	01/15/27	1,310	1,467,842
Series 2009 S-3, Building Aid RB(g)	5.25%	01/15/39	1,000	1,110,850
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	657,552
Subseries 2009 A-1, Future Tax Sec. RB(g)	5.00%	05/01/28	755	850,636
Subseries 2009 A-1, Future Tax Sec. RB(g)	5.00%	05/01/29	605	680,419
Subseries 2009 A-1, Future Tax Sec. RB(g)	5.00%	05/01/30	605	677,890
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	767,752
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/41	1,000	1,133,810
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	951,473
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	881,312
New York (City of);
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	1,992,410
Subseries 2008 G-1, Unlimited Tax GO Bonds(a)(b)	6.25%	12/15/18	390	458,071
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	10	11,654
Subseries 2008 I-1, Unlimited Tax GO Bonds(a)(b)	5.00%	02/01/18	245	269,515
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	160	174,645
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB(d)	0.00%	06/01/38	4,185	952,339
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/43	1,185	1,329,653
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/33	660	738,441
Series 2012 A, RB	5.00%	07/01/26	1,000	1,111,610
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/27	710	890,610
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/30	750	950,033
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/31	555	707,625
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	583,680
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(g)	5.00%	07/01/35	4,725	4,888,674
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,146,680
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(c)	5.25%	07/01/28	935	1,075,764
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS–AGC)(c)	5.00%	07/01/33	500	545,085
Series 2011 A, RB	5.13%	07/01/29	500	578,900
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/45	1,165	1,270,269
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS–AGC)(c)	5.00%	07/01/41	1,150	1,214,227
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,098,870
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(c)	5.50%	07/01/23	1,250	1,525,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, RB (INS–AGM)(c)	5.00%	02/15/27	$100	$105,778
Series 2007 F, RB(a)(b)	5.00%	02/15/17	900	958,932
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(c)	5.00%	08/01/29	1,000	1,003,830
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	958,659
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(a)(b)	5.13%	07/01/19	1,250	1,436,550
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,719,900
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(c)	5.50%	07/01/31	1,070	1,326,169
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2009 A, RB(a)(b)	5.50%	05/01/19	1,250	1,444,762
Subseries 2005 A, RB(a)(b)	5.00%	11/01/16	750	790,875
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB(f)	5.00%	12/01/45	425	440,236
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/29	1,000	1,071,350
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/44	425	466,289
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,409,325
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	879,106
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB(a)(b)	7.50%	10/01/18	2,000	2,398,100
Series 2008 D, RB(a)(b)	5.75%	10/01/18	500	572,995
Series 2009 C, RB (INS–AGC)(c)	5.00%	10/01/24	1,500	1,676,895
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,375,318
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	531,030
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,365,381
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(b)	7.38%	07/01/16	330	347,695
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,414,021
Series 2011, Ref. RB	5.00%	07/01/31	750	819,203
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/39	630	677,363
Series 2014 A, RB	5.50%	01/01/44	700	752,101
New York (State of) Dormitory Authority; Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(c)(e)	5.25%	02/15/28	2,000	2,201,640
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(e)(i)	13.49%	07/01/26	1,200	1,212,528
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	816,242
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	559,060
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	557,585
Series 2014 J, RB	5.00%	01/01/34	1,620	1,826,064
New York City Housing Development Corp.; Series 2005 K, MFH RB(e)	5.00%	11/01/37	1,000	1,001,380
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/40	1,500	1,679,310
New York Housing Development Corp. (50th Avenue Development); Series 2013 B, VRD Multi-Family Mortgage RB (LOC–Wells Fargo Bank, N.A.)(a)(h)(k)	0.01%	09/23/15	1,000	1,000,000
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/44	1,105	1,110,591
Series 2014, Class 3, Ref. Liberty RB(f)	7.25%	11/15/44	415	492,792
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	992,451
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,545,586
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,375,684
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	855	1,034,798
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(f)(l)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,648,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB(b)	5.50%	04/15/35	$310	$411,134
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	837,960
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(e)	5.00%	04/01/29	725	790,961
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/40	275	303,875
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	06/15/23	935	1,110,658
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	996,353
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,142,745
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	750	786,735
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/45	565	593,759
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC–JPMorgan Chase Bank, N.A.)(e)(k)	5.38%	12/01/36	1,000	1,001,310
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(g)	5.00%	10/15/31	2,765	3,266,267
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(f)	5.38%	01/01/27	1,085	1,091,358
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,020,950
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	507,120
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/32	415	456,795
Syracuse (City of) (Airport Terminal Security & Access Improvement); Series 2011 A, Unlimited Tax GO Bonds(e)	5.00%	11/01/36	1,000	1,068,200
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,311,837
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	284,695
Triborough Bridge & Tunnel Authority;
Series 2008 A, General Purpose RB	4.75%	11/15/29	200	217,194
Series 2013 C, RB(g)	5.00%	11/15/38	2,790	3,166,092
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,403,275
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	785,214
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS–AMBAC)(c)	5.25%	03/01/18	200	200,838
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,115,160
Series 2009 A, Ref. RB	5.00%	07/01/26	810	901,368
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	805	814,604
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	570	545,815
Western Nassau (County of) Water Authority Series 2015 A, RB	5.00%	04/01/45	1,000	1,112,590
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,057,650
				156,652,585

Guam–3.28%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	149,148
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,384,562
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	496,413
Series 2012 A, Ref. RB	5.00%	10/01/34	610	653,499
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	808,642
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	325	359,671
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	603,240
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/39	750	814,260
				5,269,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–1.97%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/29	$665	$730,669
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	947,194
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,082,340
Series 2012 A, RB(f)	4.00%	10/01/22	375	396,308
				3,156,511
TOTAL INVESTMENTS(m)–102.86% (Cost $153,805,223)				165,078,531
FLOATING RATE NOTE OBLIGATIONS–(7.23)%
Notes with interest and fee rates ranging from 0.54% to 0.75% at 08/31/15 and contractual maturities of collateral ranging from 01/15/27 to 01/15/39 (See Note 1J)(n)				(11,600,000)
OTHER ASSETS LESS LIABILITIES–4.37%				7,007,653
NET ASSETS–100.00%				$160,486,184

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $4,701,220, which represented 2.93% of the Fund’s Net Assets.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(i)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,212,528 which represents less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2015 represented less than 1% of the Fund’s Net Assets.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2015. At August 31, 2015, the Fund’s investments with a value of $19,404,524 are held by TOB Trusts and serve as collateral for the $11,600,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2015

Revenue Bonds	89.6%
Pre-Refunded Bonds	6.5
General Obligation Bonds	2.7
Other	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $153,805,223)	$165,078,531
Cash	5,831,144
Receivable for:
Investments sold	1,515,000
Fund shares sold	115,760
Interest	1,807,102
Investment for trustee deferred compensation and retirement plans	34,081
Other assets	44,741
Total assets	174,426,359

Liabilities:
Floating rate note obligations	11,600,000
Payable for:
Investments purchased	1,903,642
Fund shares reacquired	52,530
Dividends	171,603
Accrued fees to affiliates	69,421
Accrued trustees’ and officers’ fees and benefits	3,123
Accrued other operating expenses	41,793
Trustee deferred compensation and retirement plans	98,063
Total liabilities	13,940,175
Net assets applicable to shares outstanding	$160,486,184

Net assets consist of:
Shares of beneficial interest	$160,691,158
Undistributed net investment income	480,291
Undistributed net realized gain (loss)	(11,958,573)
Net unrealized appreciation	11,273,308
$160,486,184

Net Assets:
Class A	$126,006,446
Class B	$1,806,758
Class C	$24,148,376
Class Y	$8,524,604

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	7,980,942
Class B	114,206
Class C	1,531,200
Class Y	540,463
Class A:
Net asset value per share	$15.79
Maximum offering price per share
(Net asset value of $15.79 ÷ 95.75%)	$16.49
Class B:
Net asset value and offering price per share	$15.82
Class C:
Net asset value and offering price per share	$15.77
Class Y:
Net asset value and offering price per share	$15.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$3,696,213

Expenses:
Advisory fees	362,466
Administrative services fees	25,137
Custodian fees	2,290
Distribution fees:
Class A	153,180
Class B	2,429
Class C	108,075
Interest, facilities and maintenance fees	34,961
Transfer agent fees	44,288
Trustees’ and officers’ fees and benefits	15,842
Other	81,703
Total expenses	830,371
Net investment income	2,865,842

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	22,046
Change in net unrealized appreciation (depreciation) of investment securities	(2,122,368)
Net realized and unrealized gain (loss)	(2,100,322)
Net increase in net assets resulting from operations	$765,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$2,865,842	$5,579,504
Net realized gain	22,046	15,394
Change in net unrealized appreciation (depreciation)	(2,122,368)	6,516,378
Net increase in net assets resulting from operations	765,520	12,111,276

Distributions to shareholders from net investment income:
Class A	(2,328,924)	(4,534,822)
Class B	(37,011)	(97,767)
Class C	(329,009)	(601,240)
Class Y	(164,706)	(266,330)
Total distributions from net investment income	(2,859,650)	(5,500,159)

Share transactions-net:
Class A	7,287,912	(1,733,996)
Class B	(300,941)	(812,332)
Class C	4,023,177	1,053,205
Class Y	1,007,475	2,285,624
Net increase in net assets resulting from share transactions	12,017,623	792,501
Net increase in net assets	9,923,493	7,403,618

Net assets:
Beginning of period	150,562,691	143,159,073
End of period (includes undistributed net investment income of $480,291 and $474,099, respectively)	$160,486,184	$150,562,691

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco New York Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

13                         Invesco New York Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

14                         Invesco New York Tax Free Income Fund

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%

For the six months ended August 31, 2015, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $6,619 in front-end sales commissions from the sale of Class A shares and $0, $192 and $107 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

15                         Invesco New York Tax Free Income Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2015 were $11,600,000 and 0.56%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$2,489,228	$—	$2,489,228
February 28, 2018	3,515,499	—	3,515,499
February 28, 2019	896,118	—	896,118
Not subject to expiration	2,317,848	2,481,663	4,799,511
	$9,218,693	$2,481,663	$11,700,356

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16                         Invesco New York Tax Free Income Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2015 was $12,928,805 and $4,707,428, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,220,065
Aggregate unrealized (depreciation) of investment securities	(901,392)
Net unrealized appreciation of investment securities	$11,318,673

Cost of investments for tax purposes is $153,759,858.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	823,581	$13,006,347	838,332	$13,214,166
Class B	774	12,282	2,478	38,593
Class C	280,185	4,424,732	149,030	2,354,173
Class Y	116,178	1,835,781	244,362	3,839,220

Issued as reinvestment of dividends:
Class A	90,497	1,431,828	171,517	2,719,915
Class B	901	14,255	3,344	52,914
Class C	12,083	190,881	21,463	339,177
Class Y	4,788	75,614	7,643	121,138

Automatic conversion of Class B shares to Class A shares:
Class A	11,414	181,398	41,570	657,326
Class B	(11,390)	(181,398)	(41,487)	(657,326)

Reacquired:
Class A	(463,823)	(7,331,661)	(1,166,577)	(18,325,403)
Class B	(9,181)	(146,080)	(15,709)	(246,513)
Class C	(37,451)	(592,436)	(104,504)	(1,640,145)
Class Y	(56,962)	(903,920)	(106,214)	(1,674,734)
Net increase in share activity	761,594	$12,017,623	45,248	$792,501

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco New York Tax Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waiver (excluding interest, facilities and maintenance fees)(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/15	$16.01	$0.30	$(0.22)	$0.08	$(0.30)	$15.79	0.53%		$126,006	0.98	%(e)	0.98	%(e)	0.93	%(e)	3.82	%(e)	3%
Year ended 02/28/15	15.30	0.62	0.70	1.32	(0.61)	16.01	8.74		120,392	1.03		1.03		0.95		3.91		13
Year ended 02/28/14	16.45	0.63	(1.17)	(0.54)	(0.61)	15.30	(3.26)		116,782	0.95		0.95		0.91		4.10		8
Year ended 02/28/13	16.12	0.63	0.36	0.99	(0.66)	16.45	6.22		145,772	0.83		0.91		0.78		3.88		10
Year ended 02/29/12	14.66	0.71	1.46	2.17	(0.71)	16.12	15.16		137,064	0.69		0.94		0.65		4.64		18
Five months ended 02/28/11	15.78	0.30	(1.12)	(0.82)	(0.30)	14.66	(5.25)		66,813	0.68	(f)	0.93	(f)	0.66	(f)	4.86	(f)	10
Year ended 09/30/10	15.40	0.70	0.39	1.09	(0.71)	15.78	7.32		74,722	0.76		1.01		0.73		4.59		18
Class B
Six months ended 08/31/15	16.04	0.30	(0.22)	0.08	(0.30)	15.82	0.53	(g)	1,807	0.98	(e)(g)	0.98	(e)(g)	0.93	(e)(g)	3.82	(e)(g)	3
Year ended 02/28/15	15.33	0.62	0.70	1.32	(0.61)	16.04	8.73	(g)	2,135	1.03	(g)	1.03	(g)	0.95	(g)	3.91	(g)	13
Year ended 02/28/14	16.49	0.64	(1.19)	(0.55)	(0.61)	15.33	(3.30	)(g)	2,828	0.95	(g)	0.95	(g)	0.91	(g)	4.10	(g)	8
Year ended 02/28/13	16.15	0.63	0.37	1.00	(0.66)	16.49	6.28	(g)	4,301	0.83	(g)	0.91	(g)	0.78	(g)	3.88	(g)	10
Year ended 02/29/12	14.62	0.74	1.47	2.21	(0.68)	16.15	15.49	(g)	5,549	0.48	(g)	0.73	(g)	0.44	(g)	4.85	(g)	18
Five months ended 02/28/11	15.70	0.30	(1.13)	(0.83)	(0.25)	14.62	(5.30	)(g)	7,143	0.77	(f)(g)	1.02	(f)(g)	0.75	(f)(g)	4.77	(f)(g)	10
Year ended 09/30/10	15.35	0.62	0.39	1.01	(0.66)	15.70	6.76	(g)	8,895	1.26	(g)	1.51	(g)	1.23	(g)	4.09	(g)	18
Class C
Six months ended 08/31/15	15.99	0.24	(0.22)	0.02	(0.24)	15.77	0.15		24,148	1.73	(e)	1.73	(e)	1.68	(e)	3.07	(e)	3
Year ended 02/28/15	15.28	0.50	0.70	1.20	(0.49)	15.99	7.94		20,414	1.78		1.78		1.70		3.16		13
Year ended 02/28/14	16.44	0.52	(1.19)	(0.67)	(0.49)	15.28	(4.04)		18,496	1.70		1.70		1.66		3.35		8
Year ended 02/28/13	16.10	0.51	0.36	0.87	(0.53)	16.44	5.50		21,556	1.58		1.66		1.53		3.13		10
Year ended 02/29/12	14.64	0.59	1.46	2.05	(0.59)	16.10	14.33		18,533	1.44		1.69		1.40		3.89		18
Five months ended 02/28/11	15.77	0.25	(1.13)	(0.88)	(0.25)	14.64	(5.62)		16,684	1.43	(f)	1.68	(f)	1.41	(f)	4.11	(f)	10
Year ended 09/30/10	15.39	0.59	0.38	0.97	(0.59)	15.77	6.50		19,049	1.51		1.76		1.48		3.84		18
Class Y
Six months ended 08/31/15	16.00	0.32	(0.23)	0.09	(0.32)	15.77	0.59		8,525	0.73	(e)	0.73	(e)	0.68	(e)	4.07	(e)	3
Year ended 02/28/15	15.28	0.66	0.71	1.37	(0.65)	16.00	9.08		7,621	0.78		0.78		0.70		4.16		13
Year ended 02/28/14	16.44	0.67	(1.18)	(0.51)	(0.65)	15.28	(3.08)		5,053	0.70		0.70		0.66		4.35		8
Year ended 02/28/13	16.10	0.67	0.37	1.04	(0.70)	16.44	6.55		8,657	0.58		0.66		0.53		4.13		10
Year ended 02/29/12	14.64	0.76	1.45	2.21	(0.75)	16.10	15.46		6,792	0.44		0.69		0.40		4.89		18
Five months ended 02/28/11	15.78	0.32	(1.15)	(0.83)	(0.31)	14.64	(5.27)		10	0.43	(f)	0.68	(f)	0.41	(f)	5.11	(f)	10
Year ended 09/30/10(h)	15.44	0.25	0.34	0.59	(0.25)	15.78	3.83		10	0.51	(f)	0.76	(f)	0.73	(f)	4.77	(f)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	For the year ended September 30, 2010, ratio does not exclude facilities and maintenance fees.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $61,546,396 and sold of $9,539,859 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco New York Tax-Free Income Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $121,878, $1,933, $21,498 and $8,094 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.04%, 0.33%, and 0.75%, for the six months ended August 31, 2015, for the year ended February 28, 2015, the year ended February 28, 2014, the year ended February 28, 2013, the year ended February 29, 2012, the five months ended February 28, 2011 and the year ended September 30, 2010, respectively.
(h)	Commencement date of June 1, 2010.

18                         Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,005.30	$4.94	$1,020.21	$4.98	0.98%
B	1,000.00	1,005.30	4.94	1,020.21	4.98	0.98
C	1,000.00	1,001.50	8.70	1,016.44	8.77	1.73
Y	1,000.00	1,005.90	3.68	1,021.47	3.71	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

19                         Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco New York Tax Free Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

20                         Invesco New York Tax Free Income Fund

Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one closed end fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco

Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

21                         Invesco New York Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov,

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 VK-NYTFI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2015
Invesco Tax-Exempt Cash Fund
Nasdaq: A: ACSXX ¡ Investor: TEIXX

2 Fund Information

3 Letters to Shareholders

4 Schedule of Investments

10 Financial Statements

12 Notes to Financial Statements

16 Financial Highlights

17 Fund Expenses

18 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Team managed by Invesco Advisers, Inc.

2                         Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.64%
Alabama–2.67%
Huntsville (City of); Series 2012 A, Ref. & Improvement GO Wts.	3.00%	11/01/15	$175	$175,816
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,400	1,400,000
				1,575,816

Arizona–0.34%
Arizona (State of) Agricultural Improvement and Power District (Salt River); Series 2009 B, Electric System RB	4.00%	01/01/16	200	202,521

California–7.72%
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.01%	05/01/34	1,800	1,800,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(d)	0.01%	12/01/16	2,150	2,150,000
Torrance (City of); Series 2015, TRAN	1.50%	06/30/16	600	605,907
				4,555,907

Colorado–3.12%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	35	35,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	100	100,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	100	100,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	80	80,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/34	1,525	1,525,000
				1,840,000

Delaware–3.64%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	150	150,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	2,000	2,000,000
				2,150,000

District of Columbia–0.22%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.13%	01/01/29	130	130,000

Florida–4.78%
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)	0.04%	11/15/35	1,000	1,000,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	11/01/36	1,225	1,225,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	600	600,000
				2,825,000

Georgia–3.59%
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(d)(e)	0.10%	08/01/27	290	290,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	125	129,858
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	08/01/38	900	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/35	$600	$600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	200	200,000
				2,119,858

Illinois–4.96%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(c)	0.10%	10/01/17	500	500,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/01/28	355	355,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/29	110	110,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.01%	12/01/46	1,000	1,000,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	600	600,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	35	35,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	04/01/22	329	329,000
				2,929,000

Indiana–6.19%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	400	400,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(d)	0.02%	06/01/40	1,715	1,715,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	03/01/22	750	750,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	11/01/18	700	700,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	90	90,000
				3,655,000

Kansas–2.44%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/30	410	410,000
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	100	100,388
Wichita (City of); Series 2015-272, GO Temporary Notes	1.00%	10/15/15	375	375,389
Wichita (City of); Series 2015-272, GO Temporary Notes	2.00%	04/15/16	550	555,979
				1,441,756

Kentucky–4.02%
Boyle (County of) (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	500	500,000
Louisville & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	300	301,382
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/38	1,570	1,570,000
				2,371,382

Louisiana–0.18%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline and Fuels Tax RB	5.00%	05/01/16	105	108,234

Maryland–1.91%
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement GO Bonds	5.00%	11/01/15	75	75,599
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	750	750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	$200	$200,374
Maryland (State of) State and Local Facilities Loan; Series 2013-1A, GO Bonds	5.00%	03/01/16	100	102,370
				1,128,343

Massachusetts–0.68%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.19%	03/01/39	400	400,000

Minnesota–3.51%
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	11/15/31	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	100	100,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/33	905	905,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	70	70,000
				2,075,000

Missouri–5.44%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.03%	11/01/37	2,580	2,580,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	35	35,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(d)	0.02%	11/15/43	600	600,000
				3,215,000

New Jersey–1.05%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	02/01/28	620	620,000

New York–3.39%
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)(a)	0.01%	05/15/41	300	300,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(d)	0.07%	11/01/49	1,400	1,400,000
Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(d)	0.07%	11/01/49	300	300,000
				2,000,000

North Carolina–4.36%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/37	600	600,000
Durham (County of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	11/01/15	75	75,599
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	70	72,418
Guilford (County of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	150	152,983
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	200	204,751
Mecklenburg (County of); Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	100	101,982
Mecklenburg (County of); Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	80	81,592
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.02%	12/01/21	900	900,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	275	282,689
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/16	100	102,398
				2,574,412

Ohio–6.36%
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	100	100,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(c)(e)	0.10%	01/01/34	$440	$440,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities RB	0.06%	11/15/33	240	240,000
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/33	800	800,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	1,075	1,075,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	08/02/38	1,100	1,100,000
				3,755,697

Oklahoma–0.17%
Tulsa (County of) Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/16	100	100,405

Oregon–0.53%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/01/28	315	315,000

Pennsylvania–4.72%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.03%	10/01/25	1,000	1,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.15%	11/01/30	75	75,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/30	565	565,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	360	360,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	08/15/31	785	785,000
				2,785,000

South Carolina–0.12%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.13%	07/01/17	70	70,000

Tennessee–1.41%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.06%	06/01/24	630	630,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	12/15/42	200	200,000
				830,000

Texas–8.00%
Alief Independent School District; Series 2012 A, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	02/15/16	335	339,094
Austin Community College District; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	175	179,226
Collin (County of); Series 2015, Ref. Unlimited Tax GO Bonds	2.00%	02/15/16	500	504,055
Conroe Independent School District; Series 2012, Ref. Unlimited Tax School Building GO Bonds	5.00%	02/15/16	75	76,625
Dallas (City of); Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	150	153,259
Dallas (City of); Series 2012, Ref. Limited Tax GO Bonds	4.00%	02/15/16	200	203,411
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	205	206,580
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	100	101,659
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	50	50,000
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/16	100	102,327
Tarrant (County of) Regional Water District; Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/16	400	409,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	$2,400	$2,400,000
				4,725,748

Utah–3.04%
Ogden (City of) Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.19%	12/01/27	1,070	1,070,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.01%	05/15/35	500	500,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	225	225,000
				1,795,000

Vermont–2.87%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/38	895	895,000
				1,695,000

Virginia–4.78%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(d)	0.01%	12/31/47	1,000	1,000,000
Fairfax (County of); Series 2013 A, Public Improvement Bonds	4.00%	10/01/15	50	50,157
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)(e)	0.03%	09/01/21	1,775	1,775,000
				2,825,157

Washington–0.60%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	150	151,794
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/32	200	200,000
				351,794

West Virginia–2.37%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/34	1,400	1,400,000

Wisconsin–3.46%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.15%	09/01/19	865	865,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	175	175,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	05/01/30	1,000	1,000,000
				2,040,000
TOTAL INVESTMENTS(f)(g)–102.64% (Cost $60,606,030)				60,606,030
OTHER ASSETS LESS LIABILITIES–(2.64)%				(1,558,060)
NET ASSETS–100.00%				$59,047,970

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RAC	– Revenue Anticipation Certificates

RB	– Revenue Bonds
Ref.	- Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,945,000, which represented 10.07% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(e)	Security subject to the alternative minimum tax.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	9.1%
Northern Trust Corporation	5.8
TD Bank, N.A.	5.6
JPMorgan Chase Bank, N.A.	5.6
Federal National Mortgage Association	5.5
Federal Home Loan Mortgage Corporation	5.2
Federal Home Loan Banks	5.0
Wells Fargo Bank, N.A.	5.0

(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of August 31, 2015

1-7	88.6%
8-30	0.3
31-60	0.9
61-90	0.5
91-180	4.3
181+	5.4

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value and cost	$60,606,030
Cash	189,633
Receivable for:
Investments sold	475,003
Fund shares sold	57,592
Interest	62,543
Fund expenses absorbed	11,026
Investment for trustee deferred compensation and retirement plans	45,078
Other assets	28,362
Total assets	61,475,267

Liabilities:
Payable for:
Fund shares reacquired	2,338,262
Accrued fees to affiliates	10,693
Accrued trustees’ and officers’ fees and benefits	3,297
Accrued other operating expenses	26,827
Trustee deferred compensation and retirement plans	48,218
Total liabilities	2,427,297
Net assets applicable to shares outstanding	$59,047,970

Net assets consist of:
Shares of beneficial interest	$59,039,117
Undistributed net investment income	17,910
Undistributed net realized gain (loss)	(9,057)
$59,047,970

Net Assets:
Class A	$40,689,143
Class Y	$10,458,959
Investor Class	$7,899,868

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	40,683,768
Class Y	10,457,624
Investor Class	7,898,833
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$25,662

Expenses:
Advisory fees	101,279
Administrative services fees	25,136
Custodian fees	418
Distribution fees — Class A	18,621
Transfer agent fees	31,155
Trustees’ and officers’ fees and benefits	10,057
Registration and filing fees	22,924
Professional services fees	20,451
Other	9,879
Total expenses	239,920
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(216,980)
Net expenses	22,940
Net investment income	2,722
Net realized gain from investment securities	—
Net increase in net assets resulting from operations	$2,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$2,722	$65,332
Net realized gain	—	7,500
Net increase in net assets resulting from operations	2,722	72,832

Distributions to shareholders from net investment income:
Class A	(1,766)	(42,044)
Class Y	(559)	(10,937)
Investor Class	(397)	(12,393)
Total distributions from net investment income	(2,722)	(65,374)

Share transactions–net:
Class A	4,339,151	(45,238,197)
Class Y	(2,607,540)	2,074,113
Investor Class	(2,318,003)	(8,752,360)
Net increase (decrease) in net assets resulting from share transactions	(586,392)	(51,916,444)
Net increase (decrease) in net assets	(586,392)	(51,908,986)

Net assets:
Beginning of period	59,634,362	111,543,348
End of period (includes undistributed net investment income of $17,910 and $17,910, respectively)	$59,047,970	$59,634,362

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

12                         Invesco Tax-Exempt Cash Fund

(loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.35% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $100,229 and reimbursed Fund expenses of $98,002.

13                         Invesco Tax-Exempt Cash Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plan, for the six months ended August 31, 2015, the Class A shares paid $0 after IDI waived Plan fees of $18,621.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2015, IDI advised the Fund that IDI retained $12,014 from Class A for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2015, the Fund engaged in securities purchases of $35,825,893 and securities sales of $28,095,854, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $128.

14                         Invesco Tax-Exempt Cash Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$782	$—	$782
February 28, 2018	3,681	—	3,681
February 28, 2019	4,594	—	4,594
	$9,057	$—	$9,057

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco Tax-Exempt Cash Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2015(a)		Year ended February 28, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	17,460,027	$17,460,027	29,462,168	$29,462,168
Class Y	10,892,228	10,892,228	35,278,074	35,278,074
Investor Class	2,086,383	2,086,383	1,480,380	1,480,380

Issued as reinvestment of dividends:
Class A	1,750	1,750	34,448	34,448
Class Y	559	559	10,937	10,937
Investor Class	397	397	12,293	12,293

Reacquired:
Class A	(13,122,626)	(13,122,626)	(74,734,813)	(74,734,813)
Class Y	(13,500,327)	(13,500,327)	(33,214,898)	(33,214,898)
Investor Class	(4,404,783)	(4,404,783)	(10,245,033)	(10,245,033)
Net increase (decrease) in share activity	(586,392)	$(586,392)	(51,916,444)	$(51,916,444)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Class A
Six months ended 08/31/15	$1.00	$0.00	$—	$0.00	$(0.00)	$1.00	0.00%	$40,689	0.08	%(c)	0.86	%(c)	0.01	%(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	36,349	0.00	(d)	0.83		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	81,583	0.04		0.74		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	29,103	0.08		0.79		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	31,831	0.17		0.89		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	36,425	0.29		0.82		0.05
Class Y
Six months ended 08/31/15	1.00	0.00	—	0.00	(0.00)	1.00	0.00	10,459	0.08	(c)	0.76	(c)	0.01	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	13,067	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	10,991	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	18,735	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,459	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,464	0.29		0.72		0.05
Investor Class
Six months ended 08/31/15	1.00	0.00	—	0.00	(0.00)	1.00	0.00	7,900	0.08	(c)	0.76	(c)	0.01	(c)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	10,218	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	18,969	0.04		0.64		0.08
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	8,636	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,521	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,762	0.29		0.72		0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,040, $11,352 and $9,168 for Class A, Class Y and Investor Class shares, respectively.
(d)	Ratios include an adjustment for an adviser expense reimbursement of $5,452 in excess of current period expenses. Ratios excluding this adjustment would have been lower by 0.01%.

16                         Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.00	$0.40	$1,024.73	$0.41	0.08%
Y	1,000.00	1,000.00	0.40	1,024.73	0.41	0.08
Investor	1,000.00	1,000.00	0.40	1,024.73	0.41	0.08

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2015 through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

17                         Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Exempt Cash Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fee

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s

18                         Invesco Tax-Exempt Cash Fund

Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements.

19                         Invesco Tax-Exempt Cash Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 TEC-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.